                                                             OMB APPROVAL

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01675

                               Eclipse Funds Inc.
               (Exact name of registrant as specified in charter)

  51 Madison Avenue, New York, New York                                  10010
(Address of principal executive offices)                              (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended July 30, 2005 is filed herewith.

MAINSTAY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          SHARES      VALUE
                                                                         -------   -----------
    COMMON STOCKS (98.5%)                                          +
    AEROSPACE & DEFENSE (2.8%)
    L-3 Communications Holdings, Inc.                                     49,500   $ 3,872,385
    United Technologies Corp.                                             99,800     5,059,860
                                                                                   -----------
                                                                                     8,932,245
                                                                                   -----------
    AIR FREIGHT & LOGISTICS (1.6%)
    FedEx Corp.                                                           59,800     5,028,582
                                                                                   -----------
    AUTOMOBILES (1.5%)
    Harley-Davidson, Inc.                                                 88,700     4,717,953
                                                                                   -----------
    BIOTECHNOLOGY (3.4%)
    Amgen, Inc.                                                    (a)    43,000     3,429,250
    Genentech, Inc.                                                (a)    41,800     3,733,994
    Gilead Sciences, Inc.                                          (a)    79,600     3,566,876
                                                                                   -----------
                                                                                    10,730,120
                                                                                   -----------
    BUILDING PRODUCTS (0.6%)
    Builders FirstSource, Inc.                                     (a)    89,500     1,790,000
                                                                                   -----------
    CAPITAL MARKETS (0.6%)
    Legg Mason, Inc.                                                      12,400     1,266,660
    Morgan Stanley & Co.                                                  13,200       700,260
                                                                                   -----------
                                                                                     1,966,920
                                                                                   -----------
    CHEMICALS (1.9%)
&   Praxair, Inc.                                                        120,400     5,946,556
                                                                                   -----------
    COMMERCIAL SERVICES & SUPPLIES (0.3%)
    Cendant Corp.                                                         39,200       837,312
                                                                                   -----------
    COMMUNICATIONS EQUIPMENT (3.6%)
    Corning, Inc.                                                  (a)   216,500     4,124,325
    Motorola, Inc.                                                       185,300     3,924,654
    Qualcomm, Inc.                                                        44,000     1,737,560
    Research In Motion, Ltd.                                       (a)    22,300     1,575,718
                                                                                   -----------
                                                                                    11,362,257
                                                                                   -----------
    COMPUTERS & PERIPHERALS (2.8%)
    Apple Computer, Inc.                                           (a)    78,400     3,343,760
    Dell, Inc.                                                     (a)   106,200     4,297,914
    EMC Corp.                                                      (a)   104,200     1,426,498
                                                                                   -----------
                                                                                     9,068,172
                                                                                   -----------
    CONSTRUCTION MATERIALS (1.1%)
    Eagle Materials, Inc.                                                 33,742     3,465,304
                                                                                   -----------
    CONSUMER FINANCE (2.5%)
    American Express Co.                                                  41,000     2,255,000
    Capital One Financial Corp.                                           69,600     5,742,000

                                                                                   -----------
                                                                                     7,997,000
                                                                                   -----------
    DIVERSIFIED FINANCIAL SERVICES (0.2%)
    Citigroup, Inc.                                                       16,700       726,450
                                                                                   -----------
    ELECTRICAL EQUIPMENT (0.9%)
    Roper Industries, Inc.                                                38,100     2,924,175
                                                                                   -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
    Amphenol Corp.-Class A                                               101,100     4,502,994
                                                                                   -----------
    ENERGY EQUIPMENT & SERVICES (5.9%)
    Baker Hughes, Inc.                                                    75,400     4,263,116
    BJ Services Co.                                                       62,000     3,781,380
    ENSCO International, Inc.                                             71,100     2,871,018
    Transocean, Inc.                                               (a)    61,300     3,459,159
    Weatherford International, Ltd.                                (a)    69,200     4,378,976
                                                                                   -----------
                                                                                    18,753,649
                                                                                   -----------
    FOOD & STAPLES RETAILING (0.6%)
    Walgreen Co.                                                          37,400     1,789,964
                                                                                   -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
    Boston Scientific Corp.                                        (a)    55,800     1,615,410
    Cooper Cos. (The), Inc.                                               42,600     2,926,620
    Fisher Scientific International, Inc.                          (a)    78,600     5,270,130
    Varian Medical Systems, Inc.                                   (a)    45,200     1,774,552
                                                                                   -----------
                                                                                    11,586,712
                                                                                   -----------
    HEALTH CARE PROVIDERS & SERVICES (11.8%)
    Aetna, Inc.                                                           32,800     2,538,720
    Caremark Rx, Inc.                                              (a)   126,700     5,648,286
&   PacifiCare Health Systems, Inc.                                (a)    95,000     7,239,000
&   UnitedHealth Group, Inc.                                             198,904    10,402,679
    WellChoice, Inc.                                               (a)    66,200     4,369,200
&   WellPoint, Inc.                                                (a)   103,000     7,286,220
                                                                                   -----------
                                                                                    37,484,105
                                                                                   -----------
    HOTELS, RESTAURANTS & LEISURE (0.9%)
    Carnival Corp.                                                        56,200     2,944,880
                                                                                   -----------
    HOUSEHOLD DURABLES (11.3%)
&   Centex Corp.                                                          82,500     6,103,350
&   D.R. Horton, Inc.                                                    160,000     6,572,800
    Harman International Industries, Inc.                                 22,900     1,968,255
&   Hovnanian Enterprises, Inc.-Class A                            (a)    84,600     5,979,528
&   Lennar Corp.-Class A                                                  89,600     6,027,392
    Mohawk Industries, Inc.                                        (a)    42,800     3,758,696
    WCI Communities, Inc.                                          (a)   169,000     5,739,240
                                                                                   -----------
                                                                                    36,149,261
                                                                                   -----------
    INTERNET & CATALOG RETAIL (0.7%)
    eBay, Inc.                                                     (a)    50,600     2,114,068
                                                                                   -----------
    INTERNET SOFTWARE & SERVICES (0.5%)
    VeriSign, Inc.                                                 (a)    66,600     1,752,246
                                                                                   -----------
    LEISURE EQUIPMENT & PRODUCTS (1.0%)
    Brunswick Corp.                                                       70,600     3,287,136
                                                                                   -----------

    MACHINERY (5.8%)
    Danaher Corp.                                                         98,400     5,456,280
    Eaton Corp.                                                           27,300     1,783,782
    Illinois Tool Works, Inc.                                             58,600     5,019,090
    Terex Corp.                                                    (a)    63,300     3,064,986
    Toro Co.                                                              79,400     3,195,056
                                                                                   -----------
                                                                                    18,519,194
                                                                                   -----------
    MEDIA (1.4%)
    McGraw-Hill Cos. (The), Inc.                                          36,600     1,683,966
    Omnicom Group, Inc.                                                   32,400     2,749,788
                                                                                   -----------
                                                                                     4,433,754
                                                                                   -----------
    MULTILINE RETAIL (3.0%)
    Kohl's Corp.                                                   (a)    99,500     5,606,825
    Target Corp.                                                          67,300     3,953,875
                                                                                   -----------
                                                                                     9,560,700
                                                                                   -----------
    OIL, GAS & CONSUMABLE FUELS (5.5%)
    Arch Coal, Inc.                                                       98,700     5,618,004
    Newfield Exploration Co.                                       (a)    90,000     3,824,100
&   Peabody Energy Corp.                                                 122,000     8,020,280
                                                                                   -----------
                                                                                    17,462,384
                                                                                   -----------
    PHARMACEUTICALS (0.3%)
    Teva Pharmaceutical Industries, Ltd., Sponsored ADR            (b)    33,900     1,064,460
                                                                                   -----------
    REAL ESTATE (1.0%)
    St. Joe Co. (The)                                                     40,000     3,255,600
                                                                                   -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.4%)
    Analog Devices, Inc.                                                  66,200     2,595,040
    Intel Corp.                                                          128,100     3,476,634
    Linear Technology Corp.                                               72,200     2,805,692
    Maxim Integrated Products, Inc.                                       36,200     1,515,694
    Texas Instruments, Inc.                                              110,200     3,499,952
                                                                                   -----------
                                                                                    13,893,012
                                                                                   -----------
    SOFTWARE (3.4%)
    Autodesk, Inc.                                                        52,300     1,788,137
    FactSet Research Systems, Inc.                                        98,550     3,614,814
    Oracle Corp.                                                   (a)   109,900     1,492,442
    Symantec Corp.                                                 (a)   181,900     3,996,343
                                                                                   -----------
                                                                                    10,891,736
                                                                                   -----------
    SPECIALTY RETAIL (8.4%)
    Advance Auto Parts                                             (a)    46,200     3,185,952
    Bed Bath & Beyond, Inc.                                        (a)   102,000     4,681,800
    Best Buy Co., Inc.                                                    59,100     4,527,060
&   Chico's FAS, Inc.                                              (a)   153,000     6,136,830
    Lowe's Cos., Inc.                                                     89,300     5,913,446
    TJX Cos., Inc.                                                       103,200     2,426,232

                                                                                   -----------
                                                                                    26,871,320
                                                                                   -----------
    TEXTILES, APPAREL & LUXURY GOODS (2.3%)
    Coach, Inc.                                                    (a)   153,400     5,385,874
    Nike, Inc.-Class B                                                    23,900     2,002,820
                                                                                   -----------
                                                                                     7,388,694
                                                                                   -----------
    THRIFTS & MORTGAGE FINANCE (0.9%)
    IndyMac Bancorp, Inc.                                                 65,400     2,852,094
                                                                                   -----------
    TRADING COMPANIES & DISTRIBUTORS (0.6%)
    Wesco International, Inc.                                      (a)    58,600     1,995,916
                                                                                   -----------
    Total Common Stocks
       (Cost $220,534,028)                                                         314,046,925
                                                                                   -----------

                                                                         PRINCIPAL
                                                                           AMOUNT
                                                                         ----------
    SHORT-TERM INVESTMENTS (1.7%)
    COMMERCIAL PAPER (1.4%)
    Rabobank USA Finance Corp.
    3.28%, due 8/1/05                                                    $4,655,000      4,654,152
                                                                                      ------------
    Total Commercial Paper
       (Cost $4,654,152)                                                                 4,654,152
                                                                                      ------------
    FEDERAL AGENCIES (0.3%)
    Federal Home Loan Bank
    3.15%, due 8/5/05                                                       875,000        874,540
                                                                                      ------------
    Total Federal Agencies
       (Cost $874,540)                                                                     874,540
                                                                                      ------------
    Total Short-Term Investments
     (Cost $5,528,692)                                                                   5,528,692
                                                                                      ------------
    Total Investments
    (Cost $226,062,720)                                            (c)        100.2%   319,575,617(d)
    Liabilities in Excess of
    Cash and Other Assets                                                      (0.2)      (557,556)
                                                                         ----------   ------------
    Net Assets                                                                100.0%  $319,018,061
                                                                         ==========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c)  The cost for federal income tax purposes is $226,177,389.

(d) At July 31, 2005 net unrealized appreciation was $93,398,228, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $95,707,102 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,308,874.

MAINSTAY ALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          SHARES       VALUE
                                                                         -------   ------------
    COMMON STOCKS (96.4%)                                          +

    AEROSPACE & DEFENSE (2.6%)
    Northrop Grumman Corp.                                                45,800   $  2,539,610
    Raytheon Co.                                                          33,700      1,325,421
                                                                                   ------------
                                                                                      3,865,031
                                                                                   ------------
    AUTO COMPONENTS (1.6%)
    TRW Automotive Holdings Corp.                                  (a)    89,100      2,372,733
                                                                                   ------------
    BANKS (2.0%)
    Bank of America Corp.                                                 67,854      2,958,434
                                                                                   ------------
    BIOTECHNOLOGY (0.7%)
    Cambrex Corp.                                                         49,500        973,665
                                                                                   ------------
    BUILDING PRODUCTS (2.0%)
    American Standard Cos., Inc.                                          23,400      1,036,152
    ConocoPhillips                                                        31,200      1,952,808
                                                                                   ------------
                                                                                      2,988,960
                                                                                   ------------
    CAPITAL MARKETS (5.3%)
    Goldman Sachs Group, Inc.                                             15,700      1,687,436
&   Merrill Lynch & Co., Inc.                                             51,800      3,044,804
    Morgan Stanley & Co.                                                  20,500      1,087,525
    State Street Corp.                                                    40,400      2,009,496
                                                                                   ------------
                                                                                      7,829,261
                                                                                   ------------
    COMMERCIAL BANKS (4.0%)
    PNC Financial Services Group, Inc.                                    13,000        712,660
    US Bancorp                                                            80,400      2,416,824
    Wachovia Corp.                                                        27,000      1,360,260
    Wells Fargo & Co.                                                     22,600      1,386,284
                                                                                   ------------
                                                                                      5,876,028
                                                                                   ------------
    COMMERCIAL SERVICES & SUPPLIES (0.3%)
    Learning Tree International, Inc.                              (a)    37,700        469,365
                                                                                   ------------
    COMMUNICATIONS EQUIPMENT (5.0%)
    Lucent Technologies, Inc.                                      (a)   499,900      1,464,707
    Motorola, Inc.                                                       143,500      3,039,330
    Nokia OYJ, Sponsored ADR                                       (b)   183,700      2,930,015
                                                                                   ------------
                                                                                      7,434,052
                                                                                   ------------
    COMPUTERS & PERIPHERALS (3.0%)
    Hewlett-Packard Co.                                                   33,400        822,308
&   International Business Machines Corp.                                 43,600      3,638,856
                                                                                   ------------
                                                                                      4,461,164
                                                                                   ------------
    CONSTRUCTION & ENGINEERING (0.7%)
    Insituform Technologies, Inc.-Class A                          (a)    53,600      1,031,800
                                                                                   ------------
    CONSUMER FINANCE (0.6%)
    MBNA Corp.                                                            33,100        832,796
                                                                                   ------------
    CONTAINERS & PACKAGING (0.9%)

    Owens-IIlinois, Inc.                                           (a)    50,400      1,292,760
                                                                                   ------------
    DIVERSIFIED FINANCIAL SERVICES (5.9%)
&   Citigroup, Inc.                                                      129,433      5,630,335
&   JPMorgan Chase & Co.                                                  88,456      3,108,344
                                                                                   -------------
                                                                                      8,738,679
                                                                                   -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES (6.7%)
    BellSouth Corp.                                                       51,900      1,432,440
    Iowa Telecommunications Services, Inc.                                54,400      1,032,512
    SBC Communications, Inc.                                              61,700      1,508,565
&   Sprint Corp.                                                         153,200      4,121,080
    Verizon Communications, Inc.                                          55,700      1,906,611
                                                                                   ------------
                                                                                     10,001,208
                                                                                   ------------
    ELECTRIC UTILITIES (0.8%)
    FirstEnergy Corp.                                                     23,800      1,184,764
                                                                                   ------------
    ELECTRICAL EQUIPMENT (0.9%)
    GrafTech International, Ltd.                                   (a)   253,600      1,316,184
                                                                                   ------------
    ENERGY EQUIPMENT & SERVICES (9.0%)
    ENSCO International, Inc.                                             72,300      2,919,474
    Pride International, Inc.                                      (a)   103,200      2,685,264
&   Rowan Cos., Inc.                                                     114,700      3,918,152
&   Transocean, Inc.                                               (a)    68,700      3,876,741
                                                                                   ------------
                                                                                     13,399,631
                                                                                   ------------
    FOOD & STAPLES RETAILING (3.2%)
    CVS Corp.                                                             71,400      2,215,542
    Kroger Co. (The)                                               (a)   128,900      2,558,665
                                                                                   ------------
                                                                                      4,774,207
                                                                                   ------------
    FOOD PRODUCTS (4.6%)
    Cadbury Schweppes PLC, Sponsored ADR                           (b)    72,900      2,816,856
    General Mills, Inc.                                                   59,800      2,834,520
    Kraft Foods, Inc. Class A                                             40,100      1,225,055
                                                                                   ------------
                                                                                      6,876,431
                                                                                   ------------
    HEALTH CARE PROVIDERS & SERVICES (1.8%)
    HCA, Inc.                                                             36,100      1,777,925
    Universal Health Services, Inc.-Class B                               17,100        889,884
                                                                                   ------------
                                                                                      2,667,809
                                                                                   ------------
    HOUSEHOLD PRODUCTS (1.8%)
    Kimberly-Clark Corp.                                                  42,400      2,703,424
                                                                                   ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
    Duke Energy Corp.                                                     51,700      1,527,218
                                                                                   ------------
    INSURANCE (8.1%)
    Aflac, Inc.                                                           46,700      2,106,170
    Allstate Corp. (The)                                                  38,600      2,364,636
    Hartford Financial Services Group, Inc.                               33,700      2,715,209
    Prudential Financial, Inc.                                            28,600      1,913,340
    St. Paul Travelers Cos., Inc. (The)                                   64,734      2,849,591
                                                                                   ------------
                                                                                     11,948,946
                                                                                   ------------
    IT SERVICES (2.9%)
&   Computer Sciences Corp.                                        (a)    94,300      4,317,054
                                                                                   ------------

    LEISURE EQUIPMENT & PRODUCTS (1.0%)
    Mattel, Inc.                                                          78,700      1,467,755
                                                                                   ------------
    MACHINERY (1.5%)
    Kadant, Inc.                                                   (a)    34,700        792,895
    Navistar International Corp.                                   (a)    39,700      1,355,755
                                                                                   ------------
                                                                                      2,148,650
                                                                                   ------------
    MEDIA (1.5%)
    Gannett Co., Inc.                                                      9,400        685,824
    Time Warner, Inc.                                              (a)    88,400      1,504,568
                                                                                   ------------
                                                                                      2,190,392
                                                                                   ------------
    METALS & MINING (1.7%)
    Alcoa, Inc.                                                           88,572      2,484,445
                                                                                   ------------
    OIL, GAS & CONSUMABLE FUELS (0.9%)
    Chevron Corp.                                                         23,642      1,371,472
                                                                                   ------------
    PAPER & FOREST PRODUCTS (1.6%)
    Abitibi-Consolidated, Inc.                                           305,300      1,456,281
    Bowater, Inc.                                                         28,700        970,347
                                                                                   ------------
                                                                                      2,426,628
                                                                                   ------------
    PHARMACEUTICALS (4.7%)
    Bristol-Myers Squibb Co.                                              85,500      2,135,790
&   Pfizer, Inc.                                                         183,500      4,862,750
                                                                                   ------------
                                                                                      6,998,540
                                                                                   ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
    Texas Instruments, Inc.                                               46,000      1,460,960
                                                                                   ------------
    SOFTWARE (1.1%)
    BMC Software, Inc.                                             (a)    82,300      1,571,107
                                                                                   ------------
    SPECIALTY RETAIL (2.7%)
    Christopher & Banks Corp.                                             50,300        950,670
&   Gap, Inc. (The)                                                      144,400      3,048,284
                                                                                   ------------
                                                                                      3,998,954
                                                                                   ------------
    TELECOMMUNICATIONS (0.8%)
    Alltel Corp.                                                          18,400      1,223,600
                                                                                   ------------
    THRIFTS & MORTGAGE FINANCE (2.5%)
    PMI Group, Inc. (The)                                                 65,100      2,665,845
    W Holding Co., Inc.                                                   29,800        318,562
    Washington Mutual, Inc.                                               17,100        726,408
                                                                                   ------------
                                                                                      3,710,815
                                                                                   ------------
    Total Common Stocks
       (Cost $119,349,040)                                                          142,894,922
                                                                                   ------------

                                                                           NUMBER OF
                                                                         CONTRACTS(C)
                                                                         ------------
    PURCHASED CALL OPTION (0.0%)                                   ++

    PHARMACEUTICALS (0.0%)                                         ++
    Pfizer, Inc., Strike Price $25.00
    Expire 9/17/05                                                 (a)       1,817      54,510
                                                                                        ------
    Total Purchased Call Option
       (Premium $52,445)                                                                54,510
                                                                                        ------

                                                                         PRINCIPAL
                                                                           AMOUNT
                                                                         ---------
    SHORT-TERM INVESTMENTS (3.3%)
    COMMERCIAL PAPER (3.3%)
    Rabobank USA Finance Corp.
    3.28%, due 8/1/05                                                    4,885,000      4,884,110
                                                                                     ------------
    Total Short-Term Investments                                                        4,884,110
                                                                                     ------------
    (Cost $4,884,110)

    Total Investments
    (Cost $124,285,595)                                            (d)        99.7%   147,833,542(e)

    Cash and Other Assets
    Less Liabilities                                                           0.3        440,049
                                                                         ---------   ------------
    Net Assets                                                               100.0%  $148,273,591
                                                                         =========   ============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c)  One contract relates to 100 shares.

(d)  The cost for federal income tax purposes is $125,247,316.

(e) At July 31, 2005 net unrealized appreciation was $22,586,226 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $24,728,055 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,141,829.

MAINSTAY ASSET MANAGER FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          PRINCIPAL
                                                                           AMOUNT        VALUE
                                                                         ----------   ----------
    LONG-TERM BONDS (26.8%)                                         +
    ASSET-BACKED SECURITIES (0.3%)

    AIRLINES (0.0%)                                                 ++
    Continental Airlines, Inc.,
    Series 1992-2, Class A1
    7.256%, due 3/15/20                                                  $   36,739   $   37,600
                                                                                      ----------
    CONSUMER FINANCE (0.3%)
    Citibank Credit Card Issuance Trust,
    Series 2003-A2, Class A2
    2.70%, due 1/15/08                                                    1,000,000      994,283
                                                                                      ----------
    Total Asset-Backed Securities
       (Cost $1,040,622)                                                               1,031,883
                                                                                      ----------

    CORPORATE BONDS (6.2%)

    AEROSPACE & DEFENSE (0.2%)
    Honeywell International, Inc.
    7.50%, due 3/1/10                                                       100,000      111,975
    Lockheed Martin Corp.
    7.65%, due 5/1/16                                                       100,000      121,645
    Northrop Grumman Corp.
    7.125%, due 2/15/11                                                     100,000      111,222
    7.875%, due 3/1/26                                                       50,000       64,583
    Raytheon Co.
    6.40%, due 12/15/18                                                      50,000       55,443
    6.75%, due 8/15/07                                                       58,000       60,337
    United Technologies Corp.
    6.35%, due 3/1/11                                                       100,000      109,071
                                                                                      ----------
                                                                                         634,276
                                                                                      ----------
    AGRICULTURE (0.0%)                                             ++
    Bunge, Ltd. Finance Corp., Senior Note
    5.10%, due 7/15/15                                             (a)      125,000      123,872
                                                                                      ----------
    AUTOMOBILES (0.1%)
    DaimlerChrysler NA Holding Corp., Senior Global Note
    7.30%, due 1/15/12                                                      250,000      276,585
    General Motors Corp., Senior Note
    8.375%, due 7/15/33                                                     250,000      225,625
                                                                                      ----------
                                                                                         502,210
                                                                                      ----------
    BEVERAGES (0.1%)
    Anheuser-Busch Cos., Inc.
    5.75%, due 4/1/10                                                       100,000      104,640
    Coca-Cola Enterprises, Inc.

    7.00%, due 5/15/98                                                      100,000      122,246
    Pepsi Bottling Holdings, Inc.
    5.625%, due 2/17/09                                            (a)      100,000      103,662
                                                                                      ----------
                                                                                         330,548
                                                                                      ----------
    BUILDING PRODUCTS (0.1%)
    Masco Corp.
    4.80%, due 6/15/15                                                       75,000       72,984
    6.75%, due 3/15/06                                                      100,000      101,517
                                                                                      ----------
                                                                                         174,501
                                                                                      ----------
    CAPITAL MARKETS (0.5%)
    Bear Stearns Cos. (The), Inc., Global Note
    5.70%, due 1/15/07                                                      250,000      254,676
    Credit Suisse First Boston USA, Inc., Global Senior Note
    4.625%, due 1/15/08                                                     250,000      250,675
    Goldman Sachs Group, Inc., Senior Note
    5.70%, due 9/1/12                                                       150,000      156,534
    6.125%, due 2/15/33                                                     100,000      105,932
    JPMorgan Chase & Co., Global Subordinated Note
    5.75%, due 1/2/13                                                       250,000      263,515
    Lehman Brothers Holdings, Inc.
    4.80%, due 3/13/14                                                      100,000       99,086
    7.00%, due 2/1/08                                                       150,000      158,590
    Merrill Lynch & Co., Inc.
    4.00%, due 11/15/07                                                     250,000      247,746
    Morgan Stanley
    6.60%, due 4/1/12                                                       125,000      136,333
    6.75%, due 10/15/13                                                     125,000      138,960
                                                                                      ----------
                                                                                       1,812,047
                                                                                      ----------
    CHEMICALS (0.0%)                                               ++
    EI Du Pont de Nemours & Co.
    6.875%, due 10/15/09                                                    100,000      109,148
    Lubrizol Corp., Senior Note
    5.50%, due 10/1/14                                                       25,000       25,375
                                                                                      ----------
                                                                                         134,523
                                                                                      ----------
    COMMERCIAL BANKS (0.6%)
    Bank of America Corp., Senior Note
    5.875%, due 2/15/09                                                     500,000      521,508
    Bank One Corp., Series A, Subordinated Note
    Series A
    6.00%, due 2/17/09                                                      250,000      259,754
    FleetBoston Financial Corp.
    3.85%, due 2/15/08                                                      250,000      245,589
    Key Bank National Association, Subordinated Note
    5.80%, due 7/1/14                                                        50,000       52,758
    PNC Bank NA
    5.25%, due 1/15/17                                                       75,000       75,835
    US Bancorp, Note
    3.95%, due 8/23/07                                                      250,000      248,022
    Wachovia Bank National Association
    4.85%, due 7/30/07                                                      250,000      252,739
    Wachovia Corp., Old, Subordinated Note
    6.25%, due 8/4/08                                                       100,000      104,600

    Wells Fargo Bank NA
    6.45%, due 2/1/11                                                       250,000      271,362
                                                                                      ----------
                                                                                       2,032,167
                                                                                      ----------
    COMMERCIAL SERVICES & SUPPLIES (0.1%)
    Cendant Corp., Senior Note
    6.25%, due 1/15/08                                                      100,000      103,519
    Republic Services, Inc.
    6.75%, due 8/15/11                                                       25,000       27,226
    RR Donnelley & Sons Co., Senior Note
    5.50%, due 5/15/15                                             (a)       25,000       24,830
    Waste Management, Inc., Senior Note
    7.375%, due 8/1/10                                                      100,000      110,893
                                                                                      ----------
                                                                                         266,468
                                                                                      ----------
    COMMUNICATIONS EQUIPMENT (0.1%)
    Motorola, Inc.
    5.80%, due 10/15/08                                                     100,000      103,207
    Motorola, Inc., Senior Note
    4.608%, due 11/16/07                                                    100,000       99,973
                                                                                      ----------
                                                                                         203,180
                                                                                      ----------
    COMPUTERS & PERIPHERALS (0.1%)
    International Business Machines Corp.
    4.25%, due 9/15/09                                                      250,000      247,757
                                                                                      ----------
    CONSUMER FINANCE (0.7%)
    American General Finance Corp., Senior Note
    4.50%, due 11/15/07                                                     250,000      249,339
    Capital One Bank
    5.125%, due 2/15/14                                                     100,000       99,701
    Ford Motor Credit Co., Global Note
    7.375%, due 2/1/11                                                      250,000      248,371
    7.875%, due 6/15/10                                                     500,000      504,654
    General Motors Acceptance Corp.
    6.125%, due 8/28/07                                                     350,000      349,390
    Household Finance Corp.
    4.125%, due 11/16/09                                                    500,000      488,258
    6.375%, due 10/15/11                                                     50,000       53,589
    John Deere Capital Corp., Global Note
    3.90%, due 1/15/08                                                      250,000      246,751
    MBNA Corp., Senior Note
    6.125%, due 3/1/13                                                      100,000      107,014
    SLM Corp.
    5.625%, due 8/1/33                                                      100,000      103,669
    Toyota Motor Credit Corp., Global Note
    4.25%, due 3/15/10                                                       50,000       49,476
                                                                                      ----------
                                                                                       2,500,212
                                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (0.5%)
    Boeing Capital Corp., Senior Note
    5.75%, due 2/15/07                                                      250,000      255,029
    Caterpillar Financial Services Corp., Senior Note
    4.30%, due 6/1/10                                                        50,000       49,271
    CIT Group, Inc., Senior Note
    5.50%, due 11/30/07                                                     250,000      254,815

    Citigroup, Inc., Global Senior Note
    3.50%, due 2/1/08                                                       500,000      489,106
    Citigroup, Inc., Global Subordinated Note
    5.875%, due 2/22/33                                                     250,000      263,580
    National Rural Utilities Cooperative Finance Corp.,
    Global Note
    5.75%, due 8/28/09                                                      250,000      260,412
    Residential Capital Corp.
    6.375%, due 6/30/10                                            (a)       25,000       25,402
    Textron Financial Corp.
    4.125%, due 3/3/08                                                       25,000       24,743
                                                                                      ----------
                                                                                       1,622,358
                                                                                      ----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
    ALLTEL Corp., Senior Note
    4.656%, due 5/17/07                                                     100,000      100,317
    Ameritech Capital Funding Corp.
    6.55%, due 1/15/28                                                      100,000      107,117
    BellSouth Corp.
    6.00%, due 10/15/11                                                     250,000      265,848
    GTE South, Inc., Series C
    6.00%, due 2/15/08                                                      300,000      307,702
    SBC Communications, Inc.
    5.75%, due 5/2/06                                                       150,000      151,682
    Sprint Capital Corp.
    6.125%, due 11/15/08                                                    150,000      156,069
    8.75%, due 3/15/32                                                      100,000      137,607
    Verizon Global Funding Corp.
    7.75%, due 12/1/30                                                      100,000      126,590
                                                                                      ----------
                                                                                       1,352,932
                                                                                      ----------
    ELECTRIC UTILITIES (0.4%)
    American Electric Power Co., Inc., Series C, Senior Note
    5.375%, due 3/15/10                                                     100,000      102,242
    CenterPoint Energy Houston Electric LLC, Series J
    5.70%, due 3/15/13                                                       50,000       52,404
    Consumers Energy Co., Series B
    5.375%, due 4/15/13                                                     100,000      101,827
    Dominion Resources, Inc., Series B, Senior Note
    6.25%, due 6/30/12                                                      100,000      106,896
    DTE Energy Co., Senior Note
    6.65%, due 4/15/09                                                      100,000      106,104
    FirstEnergy Corp., Series A
    5.50%, due 11/15/06                                                     100,000      101,276
    FirstEnergy Corp., Series B
    6.45%, due 11/15/11                                                     125,000      134,421
    Northern States Power-Minnesota, Senior Note
    6.875%, due 8/1/09                                                      100,000      107,626
    Peco Energy Co./Old
    3.50%, due 5/1/08                                                       100,000       97,292
    Progress Energy, Inc., Senior Note
    6.85%, due 4/15/12                                                       25,000       27,374
    7.10%, due 3/1/11                                                       100,000      109,883
    PSEG Power LLC, Senior Note
    7.75%, due 4/15/11                                                      100,000      113,833

    Southern California Edison Co.
    6.65%, due 4/1/29                                                       100,000      114,037
    TXU Electric Delivery Co.
    7.00%, due 9/1/22                                                       100,000      114,613
    Wisconsin Power & Light
    6.25%, due 7/31/34                                                       25,000       27,037
                                                                                      ----------
                                                                                       1,416,865
                                                                                      ----------
    FOOD & STAPLES RETAILING (0.1%)
    Albertson's, Inc.
    7.50%, due 2/15/11                                                      100,000      110,878
    Kroger Co. (The), Senior Note
    4.95%, due 1/15/15                                                      100,000       97,566
    Safeway, Inc.
    6.50%, due 3/1/11                                                       100,000      106,597
    Wal-Mart Stores, Inc.
    7.55%, due 2/15/30                                                      100,000      132,016
                                                                                      ----------
                                                                                         447,057
                                                                                      ----------
    FOOD PRODUCTS (0.2%)
    Archer-Daniels-Midland Co.
    8.125%, due 6/1/12                                                      100,000      118,533
    ConAgra Foods, Inc.
    6.75%, due 9/15/11                                                      100,000      108,446
    ConAgra Foods, Inc., Senior Note
    7.00%, due 10/1/28                                                       50,000       58,011
    General Mills, Inc.
    3.875%, due 11/30/07                                                    100,000       98,471
    Kraft Foods, Inc.
    4.125%, due 11/12/09                                                    100,000       97,866
    5.25%, due 6/1/07                                                       100,000      101,365
    Sara Lee Corp., Senior Note
    3.875%, due 6/15/13                                                      25,000       22,913
    Unilever Capital Corp.
    7.125%, due 11/1/10                                                     100,000      111,028
                                                                                      ----------
                                                                                         716,633
                                                                                      ----------
    GAS UTILITIES (0.0%)                                            ++
    KeySpan Corp.
    5.875%, due 4/1/33                                                       25,000       26,791
    Kinder Morgan Energy Partners, LP
    7.125%, due 3/15/12                                                     125,000      138,962
                                                                                      ----------
                                                                                         165,753
                                                                                      ----------
    HEALTH CARE PROVIDERS & SERVICES (0.0%)                         ++
    Aetna, Inc., Senior Note
    7.875%, due 3/1/11                                                       50,000       57,262
    UnitedHealth Group, Inc., Note
    4.875%, due 4/1/13                                                       50,000       50,264
    WellPoint, Inc.
    5.00%, due 12/15/14                                                      50,000       49,997
                                                                                      ----------
                                                                                         157,523
                                                                                      ----------
    HOME BUILDERS (0.0%)                                            ++
    Pulte Homes, Inc., Senior Note
    6.25%, due 2/15/13                                                       50,000       52,635
                                                                                      ----------

    HOUSEHOLD PRODUCTS (0.0%)                                       ++
    Procter & Gamble Co., Senior Note
    4.85%, due 12/15/15                                                     100,000      100,095
                                                                                      ----------
    INSURANCE (0.1%)
    Allstate Corp. (The), Senior Note
    7.20%, due 12/1/09                                                      100,000      109,873
    ASIF Global Financing XVII, Senior Note
    3.85%, due 11/26/07                                            (a)       50,000       49,081
    Berkshire Hathaway Finance Corp., Senior Note
    4.625%, due 10/15/13                                                    100,000       97,876
    Genworth Financial, Inc.
    5.75%, due 6/15/14                                                       25,000       26,222
    Metlife, Inc., Senior Note
    5.50%, due 6/15/14                                                      100,000      103,629
    Prudential Financial, Inc.
    4.50%, due 7/15/13                                                      100,000       97,163
                                                                                      ----------
                                                                                         483,844
                                                                                      ----------
    LODGING (0.0%)                                                  ++
    Harrah's Operating Co., Inc., Guaranteed Senior Note
    5.625%, due 6/1/15                                             (a)       50,000       50,654
                                                                                      ----------
    MACHINERY (0.0%)                                                ++
    Caterpillar, Inc., Senior Note
    7.25%, due 9/15/09                                                      100,000      109,515
                                                                                      ----------
    MEDIA (0.4%)
    Clear Channel Communications, Inc.
    6.00%, due 11/1/06                                                       50,000       50,622
    Clear Channel Communications, Inc., Global Note
    4.25%, due 5/15/09                                                      100,000       95,526
    Comcast Cable Communications
    6.375%, due 1/30/06                                                      50,000       50,556
    Comcast Cable Communications Holdings, Inc.
    8.375%, due 3/15/13                                                     150,000      180,316
    Comcast Corp.
    6.50%, due 1/15/15                                                      100,000      109,574
    COX Enterprises, Inc.
    7.875%, due 9/15/10                                            (a)      100,000      112,339
    Liberty Media Corp., Senior Note
    7.875%, due 7/15/09                                                     100,000      106,229
    News America Holdings, Senior Note
    9.25%, due 2/1/13                                                       100,000      125,101
    Time Warner, Inc.
    7.625%, due 4/15/31                                                     250,000      308,045
    Viacom, Inc. Senior Note
    7.70%, due 7/30/10                                                      100,000      110,037
    Viacom, Inc., Senior Note
    5.625%, due 8/15/12                                                      50,000       50,314
    Walt Disney Co.
    7.00%, due 3/1/32                                                        50,000       59,774
    Walt Disney Co., Senior Note

    6.75%, due 3/30/06                                                   100,000       101,663
                                                                                   -----------
                                                                                     1,460,096
                                                                                   -----------
    METALS & MINING (0.1%)
    Alcoa, Inc.
    4.25%, due 8/15/07                                                   250,000       249,327
                                                                                   -----------
    MULTILINE RETAIL (0.1%)
    Federated Department Stores, Inc.
    7.00%, due 2/15/28                                                   100,000       114,157
    Target Corp.
    5.875%, due 3/1/12                                                   100,000       106,568
                                                                                   -----------
                                                                                       220,725
                                                                                   -----------
    MULTI-UTILITIES & UNREGULATED POWER (0.1%)
    Constellation Energy Group, Inc.
    6.35%, due 4/1/07                                                    100,000       102,809
    Duke Energy Corp., Senior Note
    6.25%, due 1/15/12                                                   125,000       134,132
    Michigan Consolidated Gas, Series B
    7.15%, due 5/30/06                                                   125,000       127,635
    Pacific Gas & Electric Co.
    4.80%, due 3/1/14                                                    100,000        98,793
    San Diego Gas & Electric Co.
    5.35%, due 5/15/35                                                    50,000        50,338
                                                                                   -----------
                                                                                       513,707
                                                                                   -----------
    OIL & GAS (0.3%)
    Amerada Hess Corp.
    7.30%, due 8/15/31                                                   100,000       118,654
    Anadarko Petroleum Corp.
    7.20%, due 3/15/29                                                   100,000       119,035
    Devon Financing Corp. LLC
    6.875%, due 9/30/11                                                  125,000       138,023
    Enterprise Products Operating, LP
    4.95%, due 6/1/10                                                    100,000        99,316
    Occidental Petroleum Corp.
    5.875%, due 1/15/07                                                  100,000       101,921
    PEMEX Project Funding Master Trust
    7.375%, due 12/15/14                                                 100,000       110,500
    USX Corp./Consolidated, Note
    6.85%, due 3/1/08                                                    100,000       105,508
    Valero Energy Corp., Note
    6.125%, due 4/15/07                                                  100,000       102,260
    XTO Energy, Inc., Senior Note
    5.30%, due 6/30/15                                                    25,000        25,050
                                                                                   -----------
                                                                                       920,267
                                                                                   -----------
    PAPER & FOREST PRODUCTS (0.1%)
    International Paper Co.
    6.75%, due 9/1/11                                                    100,000       108,352
    Weyerhaeuser Co.
    6.75%, due 3/15/12                                                   100,000       108,815
                                                                                   -----------
                                                                                       217,167
                                                                                   -----------
    PHARMACEUTICALS (0.2%)
    Bristol-Myers Squibb Co.

    5.75%, due 10/1/11                                                   150,000       157,892
    Eli Lilly & Co.
    4.50%, due 3/15/18                                                   100,000        94,929
    Merck & Co., Inc.
    4.75%, due 3/1/15                                                    100,000        98,414
    Pfizer, Inc.
    4.65%, due 3/1/18                                                     50,000        48,652
    Pharmacia Corp.
    6.60%, due 12/1/28                                                    50,000        59,468
    Schering-Plough Corp., Senior Note
    5.55%, due 12/1/13                                                   100,000       103,812
    Wyeth
    5.50%, due 3/15/13                                                   100,000       103,479
                                                                                   -----------
                                                                                       666,646
                                                                                   -----------
    REAL ESTATE (0.1%)
    Archstone-Smith Operating Trust
    5.25%, due 5/1/15                                                     25,000        24,968
    Camden Property Trust
    4.375%, due 1/15/10                                                   65,000        63,208
    EOP Opertaing, LP, Guaranteed Note
    7.00%, due 7/15/11                                                   100,000       109,816
    Simon Property Group, LP
    6.375%, due 11/15/07                                                 100,000       103,504
                                                                                   -----------
                                                                                       301,496
                                                                                   -----------
    ROAD & RAIL (0.1%)
    Burlington Northern Santa Fe Corp.
    7.125%, due 12/15/10                                                 100,000       110,939
    CSX Corp.
    7.45%, due 5/1/07                                                    100,000       104,791
    Norfolk Southern Corp., Senior Note
    6.75%, due 2/15/11                                                   100,000       109,635
    Union Pacific Corp.
    6.65%, due 1/15/11                                                   100,000       109,110
                                                                                   -----------
                                                                                       434,475
                                                                                   -----------
    TEXTILES, APPAREL & LUXURY GOODS (0.0%)                        ++
    Jones Apparel Group, Inc., Senior Note
    5.125%, due 11/15/14                                                  50,000        47,772
                                                                                   -----------
    THRIFTS & MORTGAGE FINANCE (0.4%)
    Countrywide Home Loans, Inc.
    5.625%, due 5/15/07                                                  100,000       101,827
    General Electric Capital Corp.
    6.00%, due 6/15/12                                                   500,000       534,894
    6.75%, due 3/15/32                                                   250,000       299,757
    Washington Mutual, Inc., Senior Note
    4.20%, due 1/15/10                                                   250,000       244,498
    7.50%, due 8/15/06                                                   250,000       257,417
                                                                                   -----------
                                                                                     1,438,393
                                                                                   -----------
    TOBACCO (0.0%)                                                 ++
    Altria Group, Inc., Senior Note
    7.20%, due 2/1/07                                                    100,000       103,623
                                                                                   -----------

    WIRELESS TELECOMMUNICATION SERVICES (0.0%)                     ++
    New Cingular Wireless Services, Inc., Senior Note
    7.875%, due 3/1/11                                                   100,000       114,550
                                                                                   -----------
    Total Corporate Bonds
       (Cost $22,362,258)                                                           22,325,869
                                                                                   -----------
    FOREIGN BONDS (1.2%)

    BEVERAGES (0.0%)                                               ++
    Diageo Capital PLC, Global Note
    3.375%, due 3/20/08                                                  100,000        97,373
                                                                                   -----------
    CAPITAL MARKETS (0.1%)
    KfW - Kreditanstalt fuer Wiederaufbau, Global Note
    3.375%, due 1/23/08                                                  250,000       245,253
                                                                                   -----------
    COMMERCIAL BANKS (0.0%)                                        ++
    Royal Bank of Scotland Group PLC
    5.05%, due 1/8/15                                                    100,000       100,951
                                                                                   -----------
    DIVERSIFIED FINANCIAL SERVICES (0.0%)                          ++
    UFJ Finance Aruba AEC, Guaranteed Note
    6.75%, due 7/15/13                                                   100,000       109,948
                                                                                   -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
    British Telecommunications PLC
    8.875%, due 12/15/30                                                 100,000       140,333
    Deutsche Telekom International Finance BV
    8.50%, due 6/15/10                                                   250,000       285,293
    France Telecom SA
    7.45%, due 3/1/06                                                    150,000       152,665
    8.75%, due 3/1/31                                                    100,000       137,716
    Royal KPN NV
    8.00%, due 10/1/10                                                   100,000       114,045
    Telecom Italia Capital SA, Series C, Senior Note
    6.375%, due 11/15/33                                                 100,000       106,428
                                                                                   -----------
                                                                                       936,480
                                                                                   -----------
    ELECTRIC UTILITIES (0.0%)                                      ++
    Scottish Power PLC
    5.375%, due 3/15/15                                                   50,000        50,449
                                                                                   -----------
    FOREIGN GOVERNMENTS (0.5%)
    Italian Republic
    5.625%, due 6/15/12                                                  500,000       530,035
    Malaysia Government
    8.75%, due 6/1/09                                                    100,000       114,117
    Ontario Province
    5.50%, due 10/1/08                                                   250,000       258,943
    Quebec Province
    7.50%, due 9/15/29                                                   150,000       201,314
    Republic of South Africa
    6.50%, due 6/2/14                                                    100,000       108,625

    United Mexican States
    6.375%, due 1/16/13                                                    500,000     528,500
                                                                                     ---------
                                                                                     1,741,534
                                                                                     ---------
    INDUSTRIAL CONGLOMERATES (0.0%)                                ++
    Tyco International Group SA
    6.00%, due 11/15/13                                                    100,000     107,266
                                                                                     ---------
    INSURANCE (0.1%)
    AXA, Subordinated Note
    8.60%, due 12/15/30                                                    100,000     134,070
    XL Capital, Ltd., Senior Note
    5.25%, due 9/15/14                                                      25,000      24,747
                                                                                     ---------
                                                                                       158,817
                                                                                     ---------
    METALS & MINING (0.0%)                                         ++
    Alcan, Inc.
    5.00%, due 6/1/15                                                       50,000      49,348
    BHP Billiton Finance USA, Ltd., Guaranteed Senior Note
    4.80%, due 4/15/13                                                      50,000      49,784
                                                                                     ---------
                                                                                        99,132
                                                                                     ---------
    OIL & GAS (0.1%)
    Conoco Funding Co.
    6.35%, due 10/15/11                                                    250,000     271,743
                                                                                     ---------
    PAPER & FOREST PRODUCTS (0.1%)
    Celulosa Arauco y Constitucion SA, Reg S
    5.625%, due 4/20/15                                            (a)      25,000      24,907
    Stora Enso Oyj,
    7.375%, due 5/15/11                                                    100,000     111,122
                                                                                     ---------
                                                                                       136,029
                                                                                     ---------
    WIRELESS TELECOMMUNICATION SERVICES (0.0%)                     ++
    Vodafone Group PLC
    7.75%, due 2/15/10                                                     100,000     112,468
                                                                                     ---------
    Total Foreign Bonds
       (Cost $4,097,224)                                                             4,167,443
                                                                                     ---------
    U.S. GOVERNMENT & FEDERAL AGENCIES (19.0%)

    FEDERAL HOME LOAN BANK (1.6%)
    2.75%, due 3/14/08                                                   1,000,000     963,097
    2.875%, due 9/15/06                                                  3,000,000   2,959,587
    3.375%, due 9/14/07                                                  1,500,000   1,474,353
    5.25%, due 6/18/14                                                     500,000     524,859
                                                                                     ---------
                                                                                     5,921,896
                                                                                     ---------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (3.0%)
    2.75%, due 8/15/06                                                   1,500,000   1,479,539
    3.625%, due 9/15/08                                                  1,000,000     980,994
    4.00%, due 1/1/20 - 2/1/20                                             983,580     948,504
    4.125%, due 7/12/10                                                  1,085,000   1,070,954
    4.50%, due 7/1/18 - 8/1/33                                             804,926     781,894
    4.875%, due 11/15/13                                                 1,000,000   1,024,395
    5.00%, due 12/1/18                                                     405,587     407,034
    5.50%, due 12/1/17 - 10/1/33                                           914,611     929,692

    6.00%, due 5/1/16 - 11/1/32                                          1,248,999    1,281,453
    6.25%, due 7/15/32                                                   1,000,000    1,209,308
    6.50%, due 11/1/16 - 6/1/32                                          1,096,765    1,137,419
    7.00%, due 3/1/26 - 7/1/32                                             211,933      222,616
    7.50%, due 7/1/11 - 5/1/32                                             230,473      245,725
    8.00%, due 10/1/11 - 11/1/11                                            40,115       42,675
                                                                                     ----------
                                                                                     11,762,202
                                                                                     ----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
    (MORTGAGE PASS-THROUGH SECURITIES) (1.4%)
    4.50%, due 8/1/20                                        TBA   (b)     400,000      393,500
    5.00%, due 8/1/35                                        TBA   (b)   2,300,000    2,263,343
    5.50%, due 8/1/34                                        TBA   (b)   2,500,000    2,513,280
    7.00%, due 9/1/26                                                       37,426       39,429
    7.75%, due 10/1/07                                                      21,968       22,658
    8.00%, due 10/1/11                                                       1,713        1,823
                                                                                     ----------
                                                                                      5,234,033
                                                                                     ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.5%)
    4.50%, due 1/1/20                                                    1,000,000      984,262
    5.50%, due 6/1/33                                                      625,486      629,116
    6.00%, due 4/1/33                                                       10,630       10,865
                                                                                     ----------
                                                                                      1,624,243
                                                                                     ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (4.8%)
    4.50%, due 7/1/20 - 7/1/35                                           2,500,200    2,447,702
    5.00%, due 10/1/17 - 1/1/19                                          2,152,210    2,159,191
&   5.00%, due 10/1/17 - 8/1/35                              TBA   (b)   4,000,000    3,938,752
    5.50%, due 9/1/18 - 10/1/34                                          4,244,609    4,274,785
    5.50%, due 9/1/18 - 8/1/35                               TBA   (b)   1,000,000    1,005,000
    6.00%, due 4/1/19 - 8/1/34                                           2,321,678    2,373,497
    6.50%, due 7/1/29 - 8/1/32                                             472,662      490,066
    7.00%, due 5/1/26 - 7/1/30                                              89,658       94,478
    7.50%, due 7/1/11 - 10/1/15                                            182,788      193,259
    8.00%, due 7/1/09 - 11/1/11                                             66,621       71,081
    8.50%, due 8/1/26 - 10/1/26                                              5,114        5,577
    9.00%, due 6/1/26 - 9/1/26                                              23,594       25,886
                                                                                     ----------
                                                                                     17,079,274
                                                                                     ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (0.8%)
    5.00%, due 8/15/33                                                     357,735      355,714
    5.50%, due 8/15/33                                                     623,110      631,285
    5.50%, due 8/15/34                                       TBA   (b)     472,092      478,245
    6.00%, due 1/15/33 - 11/15/33                                          626,631      644,660
    6.50%, due 4/15/29 - 7/15/32                                           345,030      360,757
    7.00%, due 7/15/11 - 6/15/28                                           411,222      433,486
    7.50%, due 3/15/26 - 10/15/30                                           77,893       83,307
    8.00%, due 8/15/26 - 10/15/26                                           45,336       48,928
    8.50%, due 11/15/26                                                     27,558       30,040
    9.00%, due 11/15/26                                                      6,191        6,821
                                                                                     ----------
                                                                                      3,073,243
                                                                                     ----------
    U.S. TREASURY BOND (1.1%)
    5.25%, due 2/15/29                                                   1,400,000    1,544,211
    5.375%, due 2/15/31                                                    290,000      329,535
    6.25%, due 8/15/23                                                   1,800,000    2,170,476
                                                                                     ----------
                                                                                      4,044,222
                                                                                     ----------
    U.S. TREASURY NOTE (5.8%)

    3.125%, due 5/15/07                                                  1,000,000      985,078
    3.375%, due 2/28/07 - 2/15/08                                        1,150,000    1,134,076
    3.625%, due 1/15/10                                                  1,900,000    1,860,218
    3.75%, due 3/31/07 - 5/15/08                                         4,750,000    4,719,532
    3.875%, due 5/15/09 - 7/15/10                                        1,350,000    1,337,154
    4.00%, due 6/15/09 - 3/15/10                                         2,500,000    2,488,086
&   4.00%, due 2/15/14                                                   4,750,000    4,662,980
    4.125%, due 5/15/15                                                  1,500,000    1,481,016
    4.25%, due 11/15/14                                                    225,000      224,323
    4.625%, due 5/15/06                                                    625,000      628,686
    4.75%, due 5/15/14                                                     650,000      672,699
                                                                                     ----------
                                                                                     20,193,848
                                                                                     ----------
    Total U.S. Government & Federal Agencies
       (Cost $68,804,434)                                                            68,932,961
                                                                                     ----------
    YANKEE BONDS (0.1%)

    DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)                  ++
    TELUS Corp.
    8.00%, due 6/1/11                                                       50,000       57,732
                                                                                     ----------
    INDUSTRIAL CONGLOMERATES (0.0%)                                ++
    Tyco International Group SA, Senior Note
    6.375%, due 10/15/11                                                    50,000       54,164
                                                                                     ----------
    INSURANCE (0.0%)                                               ++
    ACE, Ltd., Senior Note
    6.00%, due 4/1/07                                                       75,000       76,578
                                                                                     ----------
    MINING (0.0%)                                                  ++
    Falconbridge, Ltd.
    8.375%, due 2/15/11                                                     25,000       28,652
                                                                                     ----------
    OIL & GAS (0.1%)
    EnCana Corp.
    6.30%, due 11/1/11                                                     100,000      107,255
    Norsk Hydro ASA
    7.25%, due 9/23/27                                                     100,000      124,863
                                                                                     ----------
                                                                                        232,118
                                                                                     ----------
    ROAD & RAIL (0.0%)                                             ++
    Canadian National Railway Co.
    7.625%, due 5/15/23                                                     50,000       62,582
                                                                                     ----------
    Total Yankee Bonds
       (Cost $502,588)                                                                  511,826
                                                                                     ----------
    Total Long-Term Bonds
       (Cost $96,807,126)                                                            96,969,982
                                                                                     ----------

                                                                         SHARES
                                                                         ------
    COMMON STOCKS (61.5%)

    AEROSPACE & DEFENSE (1.1%)
    AAR Corp.                                                      (d)      582      10,459
    Applied Signal Technology, Inc.                                         195       4,220
    Armor Holdings, Inc.                                           (d)      549      22,443
    Boeing Co.                                                           22,347   1,475,125
    Cubic Corp.                                                             355       6,912
    Curtiss-Wright Corp.                                                    353      21,674
    DRS Technologies, Inc.                                                  439      22,828
    EDO Corp.                                                               297       9,162
    Engineered Support Systems, Inc.                                        661      24,444
    Esterline Technologies Corp.                                   (d)      383      16,369
    GenCorp, Inc.                                                  (d)      799      16,116
    Goodrich Corp.                                                        2,041      90,294
    Honeywell International, Inc.                                         6,981     274,214
    Kaman Corp.-Class A                                                     413       8,053
    Lockheed Martin Corp.                                                 6,503     405,787
    Mercury Computer Systems, Inc.                                 (d)      338       9,363
    Moog, Inc.-Class A                                             (d)      530      16,732
    Precision Castparts Corp.                                             6,692     602,146
    Raytheon Co.                                                         11,145     438,333
    Rockwell Collins, Inc.                                                8,762     427,586
    Teledyne Technologies, Inc.                                    (d)      540      20,493
    Triumph Group, Inc.                                            (d)      290      11,701
                                                                                  ---------
                                                                                  3,934,454
                                                                                  ---------
    AIR FREIGHT & LOGISTICS (0.3%)
    CH Robinson Worldwide, Inc.                                           1,536      96,108
    CNF, Inc.                                                             6,203     320,013
    EGL, Inc.                                                      (d)      825      16,607
    FedEx Corp.                                                           2,591     217,877
    Forward Air Corp.                                                       537      18,714
    Ryder System, Inc.                                                    2,656     103,557
    United Parcel Service, Inc.-Class B                                   2,411     175,931
                                                                                  ---------
                                                                                    948,807
                                                                                  ---------
    AIRLINES (0.0%)                                                ++
    Frontier Airlines, Inc.                                        (d)      607       7,454
    Mesa Air Group, Inc.                                           (d)      576       4,861
    Skywest, Inc.                                                           970      20,127
                                                                                  ---------
                                                                                     32,442
                                                                                  ---------
    AUTO COMPONENTS (0.2%)
    BorgWarner, Inc.                                                      5,247     305,218
    Cooper Tire & Rubber Co.                                                473       9,517
    Dana Corp.                                                            1,258      19,763
    Delphi Corp.                                                         13,620      72,186
    Goodyear Tire & Rubber Co. (The)                               (d)    8,678     151,084
    Lear Corp.                                                            5,205     222,618
    Midas, Inc.                                                    (d)      270       6,245
    Standard Motor Products, Inc.                                           303       4,242
    Superior Industries International                                       400       9,336
    Visteon Corp.                                                         5,188      46,173

                                                                                  ---------
                                                                                    846,382
                                                                                  ---------
    AUTOMOBILES (0.4%)
    Coachmen Industries, Inc.                                               271       3,572
    Ford Motor Co.                                                       91,532     983,054
    General Motors Corp.                                                 15,902     585,512
    Monaco Coach Corp.                                                      531       9,292
    Winnebago Industries, Inc.                                              510      19,681
                                                                                  ---------
                                                                                  1,601,111
                                                                                  ---------
    BEVERAGES (0.3%)
    Coca-Cola Co. (The)                                                  10,291     450,334
    Constellation Brands, Inc.-Class A                             (d)    3,580      98,092
    Pepsi Bottling Group, Inc.                                            6,947     202,575
    PepsiCo, Inc.                                                         6,047     329,743
                                                                                  ---------
                                                                                  1,080,744
                                                                                  ---------
    BIOTECHNOLOGY (0.5%)
    Amgen, Inc.                                                    (d)    9,201     733,780
    Arqule, Inc.                                                   (d)      563       4,273
    Biogen Idec, Inc.                                              (d)    1,466      57,599
    Cephalon, Inc.                                                 (d)    1,305      54,679
    Enzo Biochem, Inc.                                             (d)      573       9,615
    Genzyme Corp.                                                  (d)    2,038     151,648
    Invitrogen Corp.                                               (d)    4,418     378,932
    Millennium Pharmaceuticals, Inc.                               (d)    5,578      57,621
    Regeneron Pharmaceuticals, Inc.                                (d)      952       9,177
    Savient Pharmaceuticals, Inc.                                  (d)    1,087       4,891
    Techne Corp.                                                   (d)    2,981     146,278
    Vertex Pharmaceuticals, Inc.                                   (d)    7,286     116,212
                                                                                  ---------
                                                                                  1,724,705
                                                                                  ---------
    BUILDING PRODUCTS (0.2%)
    Apogee Enterprises, Inc.                                                502       7,937
    ElkCorp.                                                                319      10,623
    Griffon Corp.                                                  (d)      488      12,615
    Lennox International, Inc.                                              987      24,103
    Masco Corp.                                                          21,844     740,730
    NCI Building Systems, Inc.                                     (d)      347      13,401
    Simpson Manufacturing Co., Inc.                                         711      27,246
    Universal Forest Products, Inc.                                         288      14,386
                                                                                  ---------
                                                                                    851,041
                                                                                  ---------
    CAPITAL MARKETS (1.3%)
    AG Edwards, Inc.                                                      9,029     399,985
    Bank of New York Co. (The), Inc.                                      6,402     197,054
    Bear Stearns Cos. (The), Inc.                                         1,760     179,714
    E*Trade Financial Corp.                                        (d)   18,110     280,886
    Eaton Vance Corp.                                                     7,486     183,931
    Franklin Resources, Inc.                                              5,306     428,831
    Investment Technology Group, Inc.                              (d)      697      17,857
    Investors Financial Services Corp.                                    3,629     124,910

    Janus Capital Group, Inc.                                             3,860      57,977
    LaBranche & Co., Inc.                                          (d)      471       3,575
    Legg Mason, Inc.                                                      9,632     983,909
    Lehman Brothers Holdings, Inc.                                        4,533     476,554
    Merrill Lynch & Co., Inc.                                            11,787     692,840
    Morgan Stanley & Co.                                                  6,658     353,207
    State Street Corp.                                                    5,852     291,078
    SWS Group, Inc.                                                         310       5,781
                                                                                  ---------
                                                                                  4,678,089
                                                                                  ---------
    CHEMICALS (1.2%)
    Arch Chemicals, Inc.                                                    410      10,557
    Cambrex Corp.                                                           470       9,245
    Chemtura Corp.                                                       13,977     219,998
    Dow Chemical Co. (The)                                               18,615     892,589
    E.I. Du Pont de Nemours & Co.                                        39,373   1,680,440
    Eastman Chemical Co.                                                  3,174     175,808
    FMC Corp.                                                      (d)    3,802     229,945
    Georgia Gulf Corp.                                                      556      17,642
    HB Fuller Co.                                                           476      16,436
    Headwaters, Inc.                                               (d)      673      28,771
    Lubrizol Corp.                                                        1,526      67,144
    Lyondell Chemical Co.                                                 3,408      95,220
    MacDermid, Inc.                                                         464      15,358
    Material Sciences Corp.                                        (d)      253       3,795
    Monsanto Co.                                                         11,035     743,428
    OM Group, Inc.                                                 (d)      477      11,176
    Omnova Solutions, Inc.                                         (d)      714       4,220
    Penford Corp.                                                           153       2,263
    PolyOne Corp.                                                  (d)    1,525      10,888
    PPG Industries, Inc.                                                  2,649     172,264
    Quaker Chemical Corp.                                                   169       3,126
    Schulman A, Inc.                                                        539      10,176
    Scotts Miracle-Gro Co. (The)-Class A                                    235      18,424
    Wellman, Inc.                                                           570       4,754
                                                                                  ---------
                                                                                  4,443,667
                                                                                  ---------
    COMMERCIAL BANKS (2.0%)
    Amegy Bancorp, Inc.                                                   1,164      26,516
    AmSouth Bancorp                                                       2,868      80,046
    Associated Banc-Corp.                                                 2,188      74,523
    Bank of Hawaii Corp.                                                  3,774     193,795
    BB&T Corp.                                                           17,954     750,836
    Boston Private Financial Holdings, Inc.                                 455      13,036
    Central Pacific Financial Corp.                                         438      15,987
    Chittenden Corp.                                                        777      22,758
    Colonial BancGroup (The), Inc.                                        1,315      30,600
    Comerica, Inc.                                                        5,661     345,887
    Commerce Bancorp, Inc., NJ                                            1,302      44,177
    Community Bank System, Inc.                                             514      12,362
    Compass Bancshares, Inc.                                              1,978      95,359
    East-West Bancorp, Inc.                                                 864      29,808

    First Bancorp Puerto Rico                                             1,260      30,895
    First Horizon National Corp.                                          2,112      86,148
    First Midwest Bancorp, Inc.                                             729      27,206
    First Republic Bank                                                     399      15,114
    FirstMerit Corp.                                                      1,882      53,242
    Gold Banc Corp., Inc.                                                   672      10,214
    Greater Bay Bancorp                                                   1,151      30,191
    Hibernia Corp.-Class A                                                7,298     246,818
    Hudson United Bancorp                                                   734      30,755
    Huntington Bancshares, Inc.                                           1,813      45,216
    Irwin Financial Corp.                                                   389       8,577
    KeyCorp                                                              13,553     464,055
    Nara Bancorp, Inc.                                                      390       6,061
    National City Corp.                                                  20,021     738,975
    PNC Financial Services Group, Inc.                                    4,171     228,654
    PrivateBancorp, Inc.                                                    354      13,080
    Provident Bankshares Corp.                                              549      18,666
    Regions Financial Corp.                                               3,974     133,685
    Republic Bancorp, Inc.                                                1,172      17,346
    South Financial Group (The), Inc.                                     1,197      34,665
    State Financial Services Corp.-Class A                                  323      12,968
    Sterling Bancshares, Inc.                                               807      12,678
    Susquehanna Bancshares, Inc.                                            776      20,812
    SVB Financial Group                                            (d)      837      42,972
    Trustco Bank Corp., NY                                                1,270      16,929
    UCBH Holdings, Inc.                                                   1,532      27,990
    Umpqua Holdings Corp.                                                   745      18,573
    United Bankshares, Inc.                                                 638      24,123
    Unizan Financial Corp.                                                5,036     138,062
    US Bancorp                                                           12,688     381,401
    Wachovia Corp.                                                        3,088     155,573
    Wells Fargo & Co.                                                    33,494   2,054,522
    Whitney Holding Corp.                                                 1,032      34,180
    Wilmington Trust Corp.                                                6,891     258,481
    Wintrust Financial Corp.                                                341      18,288
    Zions Bancorporation                                                  1,424     101,788
                                                                                  ---------
                                                                                  7,294,593
                                                                                  ---------
    COMMERCIAL SERVICES & SUPPLIES (1.1%)
    ABM Industries, Inc.                                                    828      16,229
    Administaff, Inc.                                                       385       9,856
    Allied Waste Industries, Inc.                                  (d)    2,091      17,941
    Angelica Corp.                                                          158       3,991
    Arbitron, Inc.                                                          509      21,123
    Bowne & Co., Inc.                                                       616       8,445
    Brady Corp.-Class A                                                     735      25,137
    Brink's Co. (The)                                                     5,276     190,780
    Career Education Corp.                                         (d)   10,952     424,828
    CDI Corp.                                                               262       6,437
    Cendant Corp.                                                        52,793   1,127,658
    Central Parking Corp.                                                   530       7,685
    Chemed Corp.                                                            408      17,544

    Coinstar, Inc.                                                 (d)       393       8,086
    Consolidated Graphics, Inc.                                    (d)       245      10,437
    Corinthian Colleges, Inc.                                      (d)     4,149      56,966
    CPI Corp.                                                                145       2,565
    Dun & Bradstreet Corp.                                         (d)     1,905     120,644
    Equifax, Inc.                                                          5,574     202,894
    G&K Services, Inc.-Class A                                               347      13,811
    H&R Block, Inc.                                                        4,129     235,188
    Healthcare Services Group, Inc.                                          371       6,797
    Heidrick & Struggles International, Inc.                       (d)       334      10,013
    Herman Miller, Inc.                                                    2,777      88,670
    Imagistics International, Inc.                                 (d)       276       8,313
    John H. Harland Co.                                                      473      18,272
    Labor Ready, Inc.                                              (d)       860      20,391
    Mobile Mini, Inc.                                              (d)       261      10,967
    NCO Group, Inc.                                                (d)       530      10,801
    On Assignment, Inc.                                            (d)       450       2,430
    Pre-Paid Legal Services, Inc.                                            222      10,489
    PRG-Schultz International, Inc.                                (d)       719       2,272
    Republic Services, Inc.                                                7,294     264,407
    RR Donnelley & Sons Co.                                                3,602     129,852
    School Specialty, Inc.                                         (d)       377      17,693
    Sotheby's Holdings-Class A                                     (d)     1,436      21,554
    Sourcecorp                                                     (d)       295       6,487
    Spherion Corp.                                                 (d)     1,089       8,603
    Standard Register Co. (The)                                              517       7,884
    Tetra Tech, Inc.                                               (d)       912      13,707
    United Rentals, Inc.                                           (d)     7,076     131,614
    United Stationers, Inc.                                        (d)       520      26,962
    Vertrue, Inc.                                                  (d)       176       6,978
    Viad Corp.                                                               377      11,593
    Volt Information Sciences, Inc.                                (d)       198       5,190
    Waste Connections, Inc.                                        (d)       768      27,648
    Waste Management, Inc.                                                23,782     668,750
    Watson Wyatt & Co. Holdings                                              542      14,970
                                                                                   ---------
                                                                                   4,081,552
                                                                                   ---------
    COMMUNICATIONS EQUIPMENT (1.8%)
    Adaptec, Inc.                                                  (d)     1,826       7,030
    Adtran, Inc.                                                           1,542      41,264
    Audiovox Corp.-Class A                                         (d)       419       7,548
    Bel Fuse, Inc.-Class B                                                   201       6,607
    Belden CDT, Inc.                                                         780      17,316
    Black Box Corp.                                                          301      13,184
    Brooktrout, Inc.                                               (d)       220       2,187
    C-COR, Inc.                                                    (d)       665       5,539
    Ciena Corp.                                                    (d)     3,535       7,918
    Cisco Systems, Inc.                                            (d)   147,410   2,822,901
    Commscope, Inc.                                                (d)     2,359      39,844
    Comverse Technology, Inc.                                      (d)     3,167      80,093
    Corning, Inc.                                                  (d)    49,178     936,841
    Digi International, Inc.                                       (d)       361       3,935

    Ditech Communications Corp.                                    (d)       200       1,618
    Harmonic, Inc.                                                 (d)     1,242       6,620
    Harris Corp.                                                           4,244     157,325
    Inter-Tel, Inc.                                                          457      11,379
    Motorola, Inc.                                                       107,206   2,270,623
    NETGEAR, Inc.                                                  (d)       322       6,669
    Network Equipment Technologies, Inc.                           (d)       411       1,891
    PC-Tel, Inc.                                                   (d)       363       3,354
    Powerwave Technologies, Inc.                                   (d)     4,272      49,000
    QLogic Corp.                                                   (d)     1,401      43,501
    Symmetricom, Inc.                                              (d)       770       8,054
    Tollgrade Communications, Inc.                                 (d)       243       2,408
    Viasat, Inc.                                                   (d)       479      10,701
                                                                                   ---------
                                                                                   6,565,350
                                                                                   ---------
    COMPUTERS & PERIPHERALS (2.2%)
    Apple Computer, Inc.                                           (d)    32,635   1,391,883
    Avid Technology, Inc.                                          (d)       559      23,003
    Dell, Inc.                                                     (d)    10,734     434,405
    Hewlett-Packard Co.                                                   42,644   1,049,895
    Hutchinson Technology, Inc.                                    (d)       434      14,448
    Imation Corp.                                                          2,110      91,468
&   International Business Machines Corp.                                 39,677   3,311,442
    NCR Corp.                                                      (d)     7,686     266,781
    Network Appliance, Inc.                                        (d)     5,912     150,815
    Pinnacle Systems, Inc.                                         (d)     1,154       5,251
    SBS Technologies, Inc.                                         (d)       261       2,607
    Storage Technology Corp.                                       (d)    11,020     404,765
    Sun Microsystems, Inc.                                         (d)   136,640     524,698
    Synaptics, Inc.                                                (d)       400       6,340
    Western Digital Corp.                                          (d)     8,409     126,051
                                                                                   ---------
                                                                                   7,803,852
                                                                                   ---------
    CONSTRUCTION & ENGINEERING (0.1%)
    Dycom Industries, Inc.                                         (d)     1,077      26,279
    EMCOR Group, Inc.                                              (d)       274      14,111
    Granite Construction, Inc.                                               336      11,498
    Insituform Technologies, Inc.-Class A                          (d)       483       9,298
    Jacobs Engineering Group, Inc.                                 (d)     1,316      77,486
    Quanta Services, Inc.                                          (d)    10,192     107,220
    Shaw Group (The), Inc.                                         (d)     1,272      24,321
    URS Corp.                                                      (d)       684      25,616
                                                                                   ---------
                                                                                     295,829
                                                                                   ---------
    CONSTRUCTION MATERIALS (0.2%)
    Amcol International Corp.                                                502       9,965
    Florida Rock Industries, Inc.                                            922      50,609
    Martin Marietta Materials, Inc.                                        5,602     407,209
    Texas Industries, Inc.                                                   356      26,212
    Vulcan Materials Co.                                                   4,488     315,237
                                                                                   ---------
                                                                                     809,232
                                                                                   ---------

    CONSUMER FINANCE (2.1%)
    American Express Co.                                                  27,229   1,497,595
    AmeriCredit Corp.                                              (d)    16,856     450,392
    Capital One Financial Corp.                                            6,060     499,950
    Cash America International, Inc.                                         472       9,827
&   MBNA Corp.                                                           168,129   4,230,126
    MoneyGram International, Inc.                                          3,587      75,470
    Providian Financial Corp.                                      (d)    46,003     869,457
    Rewards Network, Inc.                                          (d)       415       2,195
    World Acceptance Corp.                                         (d)       300       8,151
                                                                                   ---------
                                                                                   7,643,163
                                                                                   ---------
    CONTAINERS & PACKAGING (0.1%)
    Aptargroup, Inc.                                                         570      28,414
    Ball Corp.                                                             1,006      38,178
    Caraustar Industries, Inc.                                     (d)       510       6,105
    Chesapeake Corp.                                                         328       7,314
    Longview Fibre Co.                                                     4,814     107,737
    Myers Industries, Inc.                                                   605       7,986
    Pactiv Corp.                                                   (d)     7,397     162,882
    Rock-Tenn Co.-Class A                                                    637       8,580
                                                                                   ---------
                                                                                     367,196
                                                                                   ---------
    DISTRIBUTORS (0.1%)
    Adesa, Inc.                                                            6,394     154,735
    Genuine Parts Co.                                                      1,366      62,549
                                                                                   ---------
                                                                                     217,284
                                                                                   ---------
    DIVERSIFIED FINANCIAL SERVICES (1.2%)
    CIT Group, Inc.                                                (h)     8,834     389,933
    Citigroup, Inc.                                                       59,279   2,578,636
    Financial Federal Corp.                                                  291      11,203
    GATX Corp.                                                             5,834     220,525
    JPMorgan Chase & Co.                                                  24,895     874,810
    Piper Jaffray Cos.                                             (d)       324      11,149
    Principal Financial Group, Inc.                                        6,869     301,893
                                                                                   ---------
                                                                                   4,388,149
                                                                                   ---------
    DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    AT&T Corp.                                                           147,696   2,924,381
    CenturyTel, Inc.                                                       3,286     112,940
    Cincinnati Bell, Inc.                                          (d)    29,146     132,323
    Citizens Communications Co.                                            5,504      72,323
    Commonwealth Telephone Enterprises, Inc.                                 337      14,424
    General Communication-Class A                                  (d)     1,023      10,516
    Qwest Communications International, Inc.                       (d)    13,693      52,307
    Verizon Communications, Inc.                                          77,625   2,657,104
                                                                                   ---------
                                                                                   5,976,318
                                                                                   ---------
    ELECTRIC UTILITIES (2.7%)
    Allegheny Energy, Inc.                                         (d)     6,016     171,456
    Alliant Energy Corp.                                                   6,138     178,616

    American Electric Power Co., Inc.                                     19,289     746,484
    Centerpoint Energy, Inc.                                               2,254      30,970
    Central Vermont Public Service Corp.                                     213       3,962
    CH Energy Group, Inc.                                                    262      12,877
    Cinergy Corp.                                                         28,366   1,252,359
    Cleco Corp.                                                              784      17,624
    CMS Energy Corp.                                               (d)    10,379     164,403
    Consolidated Edison, Inc.                                              2,057      99,065
    DPL, Inc.                                                             11,174     308,402
    DTE Energy Co.                                                         1,480      69,560
    Duquesne Light Holdings, Inc.                                          1,685      32,689
    Edison International                                                  13,659     558,380
    El Paso Electric Co.                                           (d)       801      17,334
    Entergy Corp.                                                          7,100     553,374
    FirstEnergy Corp.                                                      5,431     270,355
    FPL Group, Inc.                                                        8,633     372,255
    Great Plains Energy, Inc.                                              1,724      55,961
    Green Mountain Power Corp.                                               119       3,499
    Idacorp, Inc.                                                            247       7,768
    Northeast Utilities                                                    7,875     169,942
    Pepco Holdings, Inc.                                                  12,732     303,913
    Pinnacle West Capital Corp.                                            2,834     129,797
    PNM Resources, Inc.                                                    1,983      58,280
    Progress Energy, Inc.                                                  2,030      90,558
    Public Service Enterprise Group, Inc.                                 38,936   2,503,585
    Puget Energy, Inc.                                                     3,092      72,291
    SCANA Corp.                                                            2,113      88,809
    TECO Energy, Inc.                                                      5,070      96,127
    TXU Corp.                                                             12,044   1,043,492
    UIL Holdings Corp.                                                       242      13,184
    Unisource Energy Corp.                                                   570      18,382
    Wisconsin Energy Corp.                                                 7,774     312,126
    Xcel Energy, Inc.                                                      3,030      58,812
                                                                                   ---------
                                                                                   9,886,691
                                                                                   ---------
    ELECTRICAL EQUIPMENT (0.1%)
    Acuity Brands, Inc.                                                      709      20,689
    Ametek, Inc.                                                           1,600      65,920
    AO Smith Corp.                                                           415      11,205
    Baldor Electric Co.                                                      548      13,722
    C&D Technologies, Inc.                                                   467       4,703
    Cooper Industries, Ltd.-Class A                                          760      49,081
    Intermagnetics General Corp.                                   (d)       454      13,334
    Magnetek, Inc.                                                 (d)       421       1,343
    Regal-Beloit Corp.                                                       466      14,679
    Rockwell Automation, Inc.                                              2,139     110,180
    Roper Industries, Inc.                                                   699      53,648
    Thomas & Betts Corp.                                           (d)       216       7,294
    Vicor Corp.                                                              517       6,793
    Woodward Governor Co.                                                    182      16,327
                                                                                   ---------
                                                                                     388,918
                                                                                   ---------

    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
    Aeroflex, Inc.                                                 (d)     1,205      11,664
    Agilysys, Inc.                                                           484       9,361
    Amphenol Corp.-Class A                                                 6,461     287,773
    Anixter International, Inc.                                    (d)       608      25,268
    Arrow Electronics, Inc.                                        (d)     6,370     191,227
    Artesyn Technologies, Inc.                                     (d)       707       6,540
    Avnet, Inc.                                                    (d)     9,165     239,940
    BEI Technologies, Inc.                                                   260       9,035
    Bell Microproducts, Inc.                                       (d)       474       4,934
    Benchmark Electronics, Inc.                                    (d)       681      21,792
    Checkpoint Systems, Inc.                                       (d)       599      10,351
    Cognex Corp.                                                             735      24,527
    Coherent, Inc.                                                 (d)       505      17,190
    CTS Corp.                                                                632       7,799
    Daktronics, Inc.                                                         300       6,141
    Electro Scientific Industries, Inc.                            (d)       509      11,198
    FLIR Systems, Inc.                                             (d)     1,124      36,968
    Global Imaging Systems, Inc.                                   (d)       392      13,587
    Itron, Inc.                                                    (d)       374      18,120
    Keithley Instruments, Inc.                                               271       3,821
    Littelfuse, Inc.                                               (d)       371      10,718
    Methode Electronics, Inc.                                                651       8,229
    MTS Systems Corp.                                                        321      12,728
    Park Electrochemical Corp.                                               361       9,509
    Paxar Corp.                                                    (d)       660      12,844
    PerkinElmer, Inc.                                                        996      20,896
    Photon Dynamics, Inc.                                          (d)       295       5,586
    Planar Systems, Inc.                                           (d)       261       2,041
    Radisys Corp.                                                  (d)       326       5,653
    Rogers Corp.                                                   (d)       295      12,042
    ScanSource, Inc.                                               (d)       222      10,596
    Solectron Corp.                                                (d)    48,031     184,439
    Tech Data Corp.                                                (d)     1,323      51,306
    Technitrol, Inc.                                                         679       8,786
    Thermo Electron Corp.                                          (d)     2,679      79,995
    Trimble Navigation, Ltd.                                       (d)       832      32,415
    Varian, Inc.                                                   (d)     1,334      49,985
    Vishay Intertechnology, Inc.                                   (d)     5,148      72,175
    X-Rite, Inc.                                                             367       4,441
                                                                                   ---------
                                                                                   1,551,620
                                                                                   ---------
    ENERGY EQUIPMENT & SERVICES (0.6%)
    Atwood Oceanics, Inc.                                          (d)       227      15,475
    Cal Dive International, Inc.                                   (d)       635      37,605
    CARBO Ceramics, Inc.                                                     208      18,073
    Dril-Quip, Inc.                                                (d)       201       6,677
    ENSCO International, Inc.                                              2,495     100,748
    Halliburton Co.                                                        3,669     205,647
    Hanover Compressor Co.                                         (d)     5,336      77,585
    Helmerich & Payne, Inc.                                                6,064     346,376
    Hydril                                                         (d)       354      22,713

    Input/Output, Inc.                                             (d)     1,231       8,912
    Lone Star Technologies                                         (d)       482      24,596
    Maverick Tube Corp.                                            (d)       716      23,750
    Oceaneering International, Inc.                                (d)       442      18,962
    Offshore Logistics, Inc.                                       (d)       380      13,680
    Patterson-UTI Energy, Inc.                                            11,015     361,622
    Pride International, Inc.                                      (d)     8,860     230,537
    SEACOR Holdings, Inc.                                          (d)       407      26,960
    Smith International, Inc.                                                 17       1,155
    TETRA Technologies, Inc.                                       (d)       395      15,749
    Tidewater, Inc.                                                        1,432      57,810
    Transocean, Inc.                                               (d)    10,255     578,690
    Unit Corp.                                                     (d)       684      32,490
    Veritas DGC, Inc.                                              (d)       556      17,125
    Weatherford International, Ltd.                                (d)       191      12,086
    W-H Energy Services, Inc.                                      (d)       498      15,637
                                                                                   ---------
                                                                                   2,270,660
                                                                                   ---------
    FOOD & STAPLES RETAILING (1.0%)
    Albertson's, Inc.                                                     10,579     225,438
    BJ's Wholesale Club, Inc.                                      (d)     2,171      69,233
    Casey's General Stores, Inc.                                             842      18,322
    Costco Wholesale Corp.                                                 3,741     171,974
    Great Atlantic & Pacific Tea Co.                               (d)       475      13,609
    Kroger Co. (The)                                               (d)    23,787     472,172
    Longs Drug Stores Corp.                                                  534      23,170
    Nash Finch Co.                                                           214       8,823
    Performance Food Group Co.                                     (d)       781      23,453
    Ruddick Corp.                                                            358       9,866
    Safeway, Inc.                                                         18,271     443,985
    SUPERVALU, Inc.                                                        6,800     240,720
    United Natural Foods, Inc.                                     (d)       656      22,120
    Wal-Mart Stores, Inc.                                          (h)    33,215   1,639,160
    Whole Foods Market, Inc.                                               1,505     205,448
                                                                                   ---------
                                                                                   3,587,493
                                                                                   ---------
    FOOD PRODUCTS (0.5%)
    American Italian Pasta Co.-Class A                                       327       6,883
    Archer-Daniels-Midland Co.                                            25,989     596,188
    ConAgra Foods, Inc.                                                    7,338     166,646
    Corn Products International, Inc.                                      1,233      29,678
    Dean Foods Co.                                                 (d)     8,791     313,839
    Delta & Pine Land Co.                                                    650      17,387
    Flowers Foods, Inc.                                                      908      22,873
    General Mills, Inc.                                                    1,491      70,673
    Hain Celestial Group, Inc.                                     (d)       622      12,334
    J&J Snack Foods Corp.                                                    159       9,356
    Lance, Inc.                                                              532       9,619
    Peet's Coffee & Tea, Inc.                                      (d)       175       5,987
    Ralcorp Holdings, Inc.                                                   492      21,156
    Sanderson Farms, Inc.                                                    259      11,160
    Sara Lee Corp.                                                        12,765     254,406

    Sensient Technologies Corp.                                            2,977      56,593
    TreeHouse Foods, Inc.                                          (d)       435      13,302
    Tyson Foods, Inc.-Class A                                              2,112      39,368
                                                                                   ---------
                                                                                   1,657,448
                                                                                   ---------
    GAS UTILITIES (0.1%)
    Atmos Energy Corp.                                                     1,311      38,229
    Cascade Natural Gas Corp.                                                199       4,344
    Laclede Group, Inc. (The)                                                349      11,409
    New Jersey Resources Corp.                                               459      21,692
    Nicor, Inc.                                                            1,723      70,333
    NiSource, Inc.                                                         3,902      94,780
    Northwest Natural Gas Co.                                                470      18,137
    Piedmont Natural Gas Co.                                               1,268      31,345
    Southern Union Co.                                             (d)     1,593      40,526
    Southwest Gas Corp.                                                      618      16,550
    Southwestern Energy Co.                                        (d)     1,196      65,912
    UGI Corp.                                                              1,701      49,907
    WGL Holdings, Inc.                                                     1,095      37,723
                                                                                   ---------
                                                                                     500,887
                                                                                   ---------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
    Advanced Medical Optics, Inc.                                  (d)     1,275      53,002
    Advanced Neuromodulation Systems, Inc.                         (d)       325      16,263
    American Medical Systems Holdings, Inc.                        (d)     1,019      23,692
    Analogic Corp.                                                           245      12,586
    Applera Corp. - Applied Biosystems Group                               2,553      53,153
    ArthroCare Corp.                                               (d)       377      13,787
    Bausch & Lomb, Inc.                                                    1,280     108,352
    Baxter International, Inc.                                            13,190     517,971
    Beckman Coulter, Inc.                                                  1,913     103,952
    Becton Dickinson & Co.                                                 1,996     110,519
    Biolase Technology, Inc.                                                 406       2,517
    Biosite, Inc.                                                  (d)       283      15,589
    Conmed Corp.                                                   (d)       480      14,453
    Cooper Cos. (The), Inc.                                                  724      49,739
    CR Bard, Inc.                                                            861      57,506
    Cyberonics, Inc.                                               (d)       400      15,448
    Datascope Corp.                                                          270       9,099
    Diagnostic Products Corp.                                                442      24,955
    DJ Orthopedics, Inc.                                           (d)       400       9,812
    Edwards Lifesciences Corp.                                     (d)     2,424     111,189
    Greatbatch, Inc.                                               (d)       387       9,369
    Guidant Corp.                                                          3,471     238,805
    Haemonetics Corp.                                              (d)       440      18,581
    Hologic, Inc.                                                  (d)       362      16,504
    Hospira, Inc.                                                  (d)       730      27,922
    ICU Medical, Inc.                                              (d)       247       8,156
    Idexx Laboratories, Inc.                                       (d)       535      33,951
    Immucor, Inc.                                                  (d)       744      20,438
    Integra LifeSciences Holdings Corp.                            (d)       413      12,555
    Intuitive Surgical, Inc.                                       (d)     2,066     143,380

    Invacare Corp.                                                           529       22,297
    Kensey Nash Corp.                                              (d)       191        6,154
    Mentor Corp.                                                             594       29,551
    Merit Medical Systems, Inc.                                    (d)       439        7,564
    Osteotech, Inc.                                                (d)       306        1,356
    PolyMedica Corp.                                                         454       15,944
    Possis Medical, Inc.                                           (d)       325        3,802
    Resmed, Inc.                                                   (d)       572       38,324
    Respironics, Inc.                                              (d)     1,174       44,495
    Steris Corp.                                                           1,487       40,402
    SurModics, Inc.                                                (d)       319       12,396
    Sybron Dental Specialties, Inc.                                (d)       642       23,593
    Theragenics Corp.                                              (d)       535        1,889
    Varian Medical Systems, Inc.                                   (d)     9,183      360,525
    Viasys Healthcare, Inc.                                        (d)       549       13,637
    Vital Signs, Inc.                                                        155        7,003
                                                                                   ----------
                                                                                    2,482,177
                                                                                   ----------
    HEALTH CARE PROVIDERS & SERVICES (3.6%)
    Accredo Health, Inc.                                           (d)       813       36,805
    Aetna, Inc.                                                           14,577    1,128,260
    Amedisys, Inc.                                                 (d)       254        9,942
    American Healthways, Inc.                                      (d)       544       24,246
    AMERIGROUP Corp.                                               (d)       839       29,071
    AmerisourceBergen Corp.                                                5,362      384,938
    Amsurg Corp.                                                   (d)       484       13,557
    Apria Healthcare Group, Inc.                                   (d)     4,968      167,571
    Cardinal Health, Inc.                                                 21,631    1,288,775
    Caremark Rx, Inc.                                              (d)    14,866      662,726
    Centene Corp.                                                  (d)       700       20,510
    Cerner Corp.                                                   (d)       544       41,028
    CIGNA Corp.                                                            6,597      704,230
    Community Health Systems, Inc.                                 (d)     4,816      185,946
    Coventry Health Care, Inc.                                     (d)     6,425      454,440
    Cross Country Healthcare, Inc.                                 (d)       443        8,745
    CryoLife, Inc.                                                 (d)       472        3,611
    Dendrite International, Inc.                                   (d)       739       12,785
    Gentiva Health Services, Inc.                                  (d)       412        7,947
    HCA, Inc.                                                             17,335      853,749
    Health Net, Inc.                                               (d)     7,194      279,127
    Hooper Holmes, Inc.                                                    1,184        4,961
    Humana, Inc.                                                   (d)     5,391      214,831
    LabOne, Inc.                                                   (d)       300       11,289
    LCA-Vision, Inc.                                                         262       12,000
    LifePoint Hospitals, Inc.                                      (d)     1,166       54,522
    Lincare Holdings, Inc.                                         (d)     9,773      394,243
    McKesson Corp.                                                        11,802      531,090
    Medco Health Solutions, Inc.                                   (d)    13,764      666,728
    NDCHealth Corp.                                                          591       10,591
    Odyssey HealthCare, Inc.                                       (d)       656        9,637
    Omnicare, Inc.                                                           270       12,447
    Owens & Minor, Inc.                                                      668       19,800

    PacifiCare Health Systems, Inc.                                (d)     6,532      497,738
    Parexel International Corp.                                    (d)       469        9,319
    Patterson Cos., Inc.                                           (d)     4,502      200,789
    Pediatrix Medical Group, Inc.                                  (d)       384       30,113
    Pharmaceutical Product Development, Inc.                       (d)       867       49,618
    Priority Healthcare Corp.-Class B                              (d)       609       16,741
    RehabCare Group, Inc.                                          (d)       294        6,850
    Renal Care Group, Inc.                                         (d)     1,010       47,419
    SFBC International, Inc.                                       (d)       282       11,348
    Sierra Health Services, Inc.                                   (d)       438       29,539
    Sunrise Senior Living, Inc.                                    (d)       345       18,285
    Tenet Healthcare Corp.                                         (d)     3,346       40,620
    Triad Hospitals, Inc.                                          (d)     8,188      406,698
    United Surgical Partners International, Inc.                   (d)       700       25,207
    UnitedHealth Group, Inc.                                              42,031    2,198,221
    Universal Health Services, Inc.-Class B                                5,949      309,586
    WellPoint, Inc.                                                (d)    13,142      929,665
                                                                                   ----------
                                                                                   13,087,904
                                                                                   ----------
    HOTELS, RESTAURANTS & LEISURE (1.0%)
    Argosy Gaming Co.                                              (d)       461       21,570
    Aztar Corp.                                                    (d)       585       19,469
    Bally Total Fitness Holding Corp.                              (d)       621        2,236
    Brinker International, Inc.                                    (d)     9,694      396,485
    CBRL Group, Inc.                                                       5,243      205,368
    CEC Entertainment, Inc.                                        (d)       576       22,067
    Darden Restaurants, Inc.                                               7,501      260,285
    GTECH Holdings Corp.                                                  10,915      327,013
    Harrah's Entertainment, Inc.                                           4,522      356,062
    Hilton Hotels Corp.                                                   15,767      390,233
    Ihop Corp.                                                               320       14,054
    Jack in the Box, Inc.                                          (d)       614       23,363
    Krispy Kreme Doughnuts, Inc.                                   (d)       472        3,403
    Landry's Restaurants, Inc.                                               294        9,158
    Lone Star Steakhouse & Saloon                                            328        9,860
    Marcus Corp.                                                             463        9,945
    Marriott International, Inc.-Class A                                   1,650      112,975
    McDonald's Corp.                                                      18,315      570,879
    Multimedia Games, Inc.                                         (d)       500        5,240
    O'Charley's, Inc.                                              (d)       380        6,806
    Panera Bread Co.-Class A                                       (d)       503       29,300
    Papa John's International, Inc.                                (d)       280       12,068
    PF Chang's China Bistro, Inc.                                  (d)       434       24,734
    Pinnacle Entertainment, Inc.                                   (d)       603       13,025
    Rare Hospitality International, Inc.                           (d)       564       17,574
    Ruby Tuesday, Inc.                                                     5,441      136,134
    Ryan's Restaurant Group, Inc.                                  (d)       693        9,030
    Shuffle Master, Inc.                                           (d)       586       15,722
    Sonic Corp.                                                    (d)       988       29,946
    Starwood Hotels & Resorts Worldwide, Inc.                              1,746      110,557
    Steak N Shake Co. (The)                                        (d)       494       10,695
    Triarc Cos.-Class B                                                      923       14,500

    Wendy's International, Inc.                                            1,949      100,763
    WMS Industries, Inc.                                           (d)       493       16,067
    Yum! Brands, Inc.                                                      7,107      372,051
                                                                                   ----------
                                                                                    3,678,637
                                                                                   ----------
    HOUSEHOLD DURABLES (0.6%)
    American Greetings Corp.-Class A                                       8,187      208,277
    Applica, Inc.                                                  (d)       423        1,176
    Bassett Furniture Industries, Inc.                                       207        4,047
    Black & Decker Corp.                                                     615       55,541
    Champion Enterprises, Inc.                                     (d)     1,188       14,327
    D.R. Horton, Inc.                                                      1,202       49,378
    Department 56, Inc.                                            (d)       234        2,944
    Enesco Group, Inc.                                             (d)       251          688
    Ethan Allen Interiors, Inc.                                              573       18,909
    Fedders Corp.                                                            530        1,336
    Fleetwood Enterprises, Inc.                                    (d)       950       10,782
    Fortune Brands, Inc.                                                   1,548      146,363
    Furniture Brands International, Inc.                                   1,561       29,909
    Harman International Industries, Inc.                                    539       46,327
    Interface, Inc.-Class A                                        (d)       937        9,567
    La-Z-Boy, Inc.                                                           910       12,167
    Lennar Corp.-Class A                                                   5,484      368,909
    Libbey, Inc.                                                             248        4,352
    Maytag Corp.                                                           3,594       60,631
    MDC Holdings, Inc.                                                       624       53,302
    Meritage Homes Corp.                                           (d)       390       36,250
    National Presto Industries, Inc.                                          95        4,236
    Newell Rubbermaid, Inc.                                               11,511      286,279
    NVR, Inc.                                                      (d)        89       83,482
    Russ Berrie & Co., Inc.                                                  284        4,544
    Ryland Group, Inc.                                                     2,168      175,174
    Skyline Corp.                                                            153        6,426
    Standard-Pacific Corp.                                                   556       53,037
    Toll Brothers, Inc.                                            (d)     6,169      341,886
    Toro Co.                                                                 707       28,450
    Tupperware Corp.                                                       2,289       48,824
    Whirlpool Corp.                                                        1,113       89,018
                                                                                   ----------
                                                                                    2,256,538
                                                                                   ----------
    HOUSEHOLD PRODUCTS (0.5%)
    Church & Dwight Co., Inc.                                              2,964      111,298
    Clorox Co.                                                             5,088      284,165
    Energizer Holdings, Inc.                                       (d)     7,614      486,535
    Kimberly-Clark Corp.                                                  14,071      897,167
    Spectrum Brands, Inc.                                          (d)       719       22,289
    Wd-40 Co.                                                                304        8,734
                                                                                   ----------
                                                                                    1,810,188
                                                                                   ----------
    INDUSTRIAL CONGLOMERATES (1.6%)
    ALLETE, Inc.                                                             497       24,015
&   General Electric Co.                                           (h)   149,240    5,148,780

    Standex International Corp.                                              219        6,504
    Textron, Inc.                                                          3,213      238,308
    Tredegar Corp.                                                           639       10,294
    Tyco International, Ltd.                                              10,815      329,533
                                                                                   ----------
                                                                                    5,757,434
                                                                                   ----------
    INSURANCE (4.4%)
    ACE, Ltd.                                                             14,162      654,426
    AFLAC, Inc.                                                           24,905    1,123,215
    Allmerica Financial Corp.                                      (d)     2,110       82,290
    American Financial Group, Inc.                                         1,567       53,027
    American International Group, Inc.                                    40,354    2,429,311
    AmerUs Group Co.                                                       4,669      240,827
    Aon Corp.                                                             13,284      337,945
    Arthur J. Gallagher & Co.                                              4,193      116,943
    Chubb Corp.                                                            9,574      850,363
    Delphi Financial Group, Inc.-Class A                                     519       25,177
    Everest Re Group, Ltd.                                                 5,769      561,901
    Fidelity National Financial, Inc.                                      2,638      103,937
    First American Corp.                                                   4,538      199,445
    Hartford Financial Services Group, Inc.                                3,758      302,782
    HCC Insurance Holdings, Inc.                                          12,249      339,542
    Hilb Rogal & Hobbs Co.                                                   565       19,148
    Horace Mann Educators Corp.                                            4,311       86,134
    Infinity Property & Casualty Corp.                                       352       12,475
    LandAmerica Financial Group, Inc.                                        302       18,929
    Lincoln National Corp.                                                 1,320       63,756
    Loews Corp.                                                            1,501      125,529
    MBIA, Inc.                                                             1,138       69,122
    MetLife, Inc.                                                         36,648    1,800,883
    Ohio Casualty Corp.                                                      473       12,085
    Old Republic International Corp.                                       6,206      162,970
    Philadelphia Consolidated Holding Corp.                        (d)       341       28,310
    Presidential Life Corp.                                                  430        7,918
    ProAssurance Corp.                                             (d)       500       21,480
    Progressive Corp. (The)                                                9,926      989,523
    Protective Life Corp.                                                  6,503      283,271
    Prudential Financial, Inc.                                            26,098    1,745,956
    RLI Corp.                                                                334       15,898
    SAFECO Corp.                                                           4,879      268,052
    SCPIE Holdings, Inc.                                           (d)       237        3,114
    Selective Insurance Group                                                463       23,053
    St. Paul Travelers Cos., Inc. (The)                                   33,558    1,477,223
    StanCorp Financial Group, Inc.                                         1,122       96,873
    Stewart Information Services Corp.                                       301       14,165
    Torchmark Corp.                                                          877       45,841
    UICI                                                                     586       18,078
    UnumProvident Corp.                                                    9,906      189,700
    WR Berkley Corp.                                                       7,758      290,382
    XL Capital, Ltd.-Class A                                               7,014      503,745
    Zenith National Insurance Corp.                                          365       25,419
                                                                                   ----------
                                                                                   15,840,163
                                                                                   ----------

    INTERNET & CATALOG RETAIL (0.1%)
    eBay, Inc.                                                     (d)     7,876      329,059
    Insight Enterprises, Inc.                                      (d)       844       17,218
    J. Jill Group (The), Inc.                                      (d)       350        5,708
                                                                                   ----------
                                                                                      351,985
                                                                                   ----------
    INTERNET SOFTWARE & SERVICES (0.0%)                             ++
    Digital Insight Corp.                                          (d)       600       14,700
    Internet Security Systems                                      (d)       786       17,897
    j2 Global Communications, Inc.                                 (d)       378       15,162
    MIVA, Inc.                                                     (d)       500        2,980
    WebEx Communications, Inc.                                     (d)       647       18,485
    Websense, Inc.                                                 (d)       375       18,690
    Zix Corp.                                                      (d)       497        1,461
                                                                                   ----------
                                                                                       89,375
                                                                                   ----------
    IT SERVICES (0.6%)
    Acxiom Corp.                                                          10,209      205,813
    BISYS Group (The), Inc.                                        (d)     9,369      147,374
    CACI International, Inc.-Class A                               (d)       491       32,303
    Carreker Corp.                                                 (d)       421        2,585
    CheckFree Corp.                                                (d)     3,261      110,417
    Ciber, Inc.                                                    (d)     1,015        7,937
    Cognizant Technology Solutions Corp.                           (d)     6,406      314,406
    Computer Sciences Corp.                                        (d)     9,476      433,811
    CSG Systems International, Inc.                                (d)     5,590      104,253
    eFunds Corp.                                                   (d)       767       14,005
    First Data Corp.                                                       9,330      383,836
    Global Payments, Inc.                                                    588       38,949
    Intrado, Inc.                                                  (d)       270        4,404
    iPayment, Inc.                                                 (d)       200        7,742
    Mantech International Corp.-Class A                            (d)       420       13,234
    Maximus, Inc.                                                            382       14,585
    Pegasus Solutions, Inc.                                        (d)       370        4,014
    Sabre Holdings Corp.-Class A                                           3,306       63,475
    Startek, Inc.                                                            260        4,295
    SunGard Data Systems, Inc.                                     (d)     3,398      121,954
    Titan Corp.                                                    (d)       655       15,124
    Unisys Corp.                                                   (d)     7,573       48,997
                                                                                   ----------
                                                                                    2,093,513
                                                                                   ----------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Action Performance Cos., Inc.                                            327        2,796
    Arctic Cat, Inc.                                                         267        5,826
    Eastman Kodak Co.                                                     11,984      320,452
    Harley-Davidson, Inc.                                                  2,395      127,390
    Hasbro, Inc.                                                           1,409       30,913
    Jakks Pacific, Inc.                                            (d)       449        7,696
    K2, Inc.                                                       (d)       776       10,321
    Mattel, Inc.                                                           3,420       63,783
    Meade Instruments Corp.                                        (d)       477        1,245

    Nautilus, Inc.                                                           519       14,459
    Polaris Industries, Inc.                                                 698       38,599
    SCP Pool Corp.                                                           861       31,375
    Sturm Ruger & Co., Inc.                                                  492        5,505
                                                                                   ----------
                                                                                      660,360
                                                                                   ----------
    MACHINERY (0.4%)
    Albany International Corp.-Class A                                       510       17,870
    Astec Industries, Inc.                                         (d)       352       10,204
    Barnes Group, Inc.                                                       412       14,024
    Briggs & Stratton Corp.                                                  852       31,839
    Ceradyne, Inc.                                                 (d)       382       12,174
    CLARCOR, Inc.                                                            864       26,957
    Cummins, Inc.                                                            375       32,040
    CUNO, Inc.                                                     (d)       282       20,293
    Deere & Co.                                                            2,097      154,192
    Dionex Corp.                                                   (d)       354       16,341
    EnPro Industries, Inc.                                         (d)       343       10,427
    Federal Signal Corp.                                                   1,525       26,688
    Gardner Denver, Inc.                                           (d)       412       16,933
    Harsco Corp.                                                           3,886      234,132
    Idex Corp.                                                               838       36,604
    Ingersoll-Rand Co.-Class A                                             1,805      141,097
    JLG Industries, Inc.                                                     786       24,633
    Kaydon Corp.                                                             470       14,504
    Kennametal, Inc.                                                         886       42,112
    Lindsay Manufacturing Co.                                                205        5,037
    Lydall, Inc.                                                   (d)       290        2,770
    Manitowoc Co.                                                            497       22,688
    Milacron, Inc.                                                 (d)       814        1,522
    Mueller Industries, Inc.                                                 575       16,836
    Navistar International Corp.                                   (d)       538       18,373
    Oshkosh Truck Corp.                                                      610       51,728
    Pentair, Inc.                                                            746       29,967
    Reliance Steel & Aluminum Co.                                            500       23,360
    Robbins & Myers, Inc.                                                    263        5,715
    SPX Corp.                                                              3,964      193,760
    Stewart & Stevenson Services                                             522       12,084
    Timken Co.                                                             1,499       39,679
    Valmont Industries, Inc.                                                 342        8,960
    Wabash National Corp.                                                    488       10,497
    Watts Water Technologies, Inc.-Class A                                   485       17,703
    Wolverine Tube, Inc.                                           (d)       296        1,957
                                                                                   ----------
                                                                                    1,345,700
                                                                                   ----------
    MARINE (0.1%)
    Alexander & Baldwin, Inc.                                              3,801      203,277
    Kirby Corp.                                                    (d)       409       19,693
                                                                                   ----------
                                                                                      222,970
                                                                                   ----------
    MEDIA (1.1%)
    4Kids Entertainment, Inc.                                      (d)       236        4,744

    Advo, Inc.                                                               511       17,962
    Catalina Marketing Corp.                                               3,463       82,870
    Comcast Corp.-Class A                                          (d)       610       18,745
    Emmis Communications Corp.-Class A                             (d)     1,323       27,161
    Gannett Co., Inc.                                                      1,744      127,242
    Media General, Inc.-Class A                                            1,132       77,542
    Readers Digest Association (The), Inc.                                10,216      165,908
    Thomas Nelson, Inc.                                                      257        5,870
    Time Warner, Inc.                                              (d)    39,969      680,272
    Viacom, Inc. Class B                                                  50,604    1,694,728
    Walt Disney Co.                                                       41,297    1,058,855
                                                                                   ----------
                                                                                    3,961,899
                                                                                   ----------
    METALS & MINING (0.5%)
    Alaska Air Group, Inc.                                         (d)     3,056      106,899
    Alcoa, Inc.                                                            4,220      118,371
    Aleris International, Inc.                                     (d)       480       10,978
    AM Castle & Co.                                                (d)       266        4,046
    Brush Engineered Materials, Inc.                               (d)       296        5,011
    Carpenter Technology Corp.                                               409       25,620
    Century Aluminum Co.                                           (d)       502       12,284
    Cleveland-Cliffs, Inc.                                                   364       26,466
    Commercial Metals Co.                                                    993       28,539
    Freeport-McMoRan Copper & Gold, Inc.-Class B                           6,045      243,493
    Massey Energy Co.                                                      1,259       54,452
    Nucor Corp.                                                            5,326      295,327
    Phelps Dodge Corp.                                                     4,774      508,192
    Quanex Corp.                                                             396       24,156
    RTI International Metals, Inc.                                 (d)       372       12,804
    Ryerson Tull, Inc.                                                       444        8,480
    Steel Dynamics, Inc.                                                     396       12,735
    Steel Technologies, Inc.                                                 175        3,750
    United States Steel Corp.                                              3,757      160,236
                                                                                   ----------
                                                                                    1,661,839
                                                                                   ----------
    MULTILINE RETAIL (1.5%)
    Dillard's, Inc.-Class A                                                2,478       56,647
    Dollar Tree Stores, Inc.                                       (d)     6,042      150,990
    Federated Department Stores, Inc.                                      7,108      539,284
    Fred's, Inc.                                                             656       12,661
    JC Penney Co., Inc. Holding Co.                                       13,604      763,729
    May Department Stores Co. (The)                                       14,785      606,924
    Neiman-Marcus Group, Inc.-Class A                                      3,727      367,110
    Nordstrom, Inc.                                                        6,319      233,866
    Saks, Inc.                                                     (d)     6,733      142,874
    Sears Holdings Corp.                                           (d)     2,766      426,600
    Shopko Stores, Inc.                                            (d)       532       13,539
    Target Corp.                                                          36,393    2,138,089
                                                                                   ----------
                                                                                    5,452,313
                                                                                   ----------
    MULTI-UTILITIES & UNREGULATED POWER (1.0%)
    AES Corp. (The)                                                (d)    32,682      524,546

    Avista Corp.                                                             815       15,518
    Constellation Energy Group, Inc.                                       4,332      260,830
    El Paso Corp.                                                          7,947       95,364
    Energen Corp.                                                          1,202       42,190
    Energy East Corp.                                                      8,930      248,879
    Equitable Resources, Inc.                                              1,317       93,573
    MDU Resources Group, Inc.                                              9,307      285,725
    National Fuel Gas Co.                                                  3,652      111,021
    Omnicom Group, Inc.                                                    3,110      263,946
    ONEOK, Inc.                                                            5,514      192,714
    PG&E Corp.                                                             9,341      351,502
    Questar Corp.                                                          5,767      404,728
    Sierra Pacific Resources                                       (d)    13,773      178,774
    Westar Energy, Inc.                                                    5,234      127,343
    Williams Cos., Inc.                                                   28,223      599,457
                                                                                   ----------
                                                                                    3,796,110
                                                                                   ----------
    OFFICE ELECTRONICS (0.1%)
    Gerber Scientific, Inc.                                        (d)       396        2,384
    Xerox Corp.                                                    (d)    31,509      416,234
                                                                                   ----------
                                                                                      418,618
                                                                                   ----------
    OIL & GAS (5.8%)
    Amerada Hess Corp.                                                     1,446      170,426
    Anadarko Petroleum Corp.                                               6,640      586,644
    Burlington Resources, Inc.                                            19,361    1,241,234
    Cabot Oil & Gas Corp.                                                    802       32,497
    Chevron Corp.                                                         16,852      977,585
    Cimarex Energy Co.                                             (d)     1,333       55,906
    ConocoPhillips                                                        43,244    2,706,642
    Devon Energy Corp.                                                    23,913    1,341,280
    EOG Resources, Inc.                                                    2,055      125,561
&   ExxonMobil Corp.                                               (h)   103,663    6,090,201
    Forest Oil Corp.                                               (d)     4,456      199,451
    Frontier Oil Corp.                                                       899       25,190
    Kerr-McGee Corp.                                                       5,837      468,186
    Marathon Oil Corp.                                                    14,473      844,644
    Murphy Oil Corp.                                                       4,838      256,608
    Newfield Exploration Co.                                       (d)    11,153      473,891
    Noble Energy, Inc.                                                     3,849      317,581
    Occidental Petroleum Corp.                                            19,848    1,633,093
    Overseas Shipholding Group, Inc.                                       1,405       87,180
    Peabody Energy Corp.                                                   3,020      198,535
    Penn Virginia Corp.                                                      311       16,778
    Petroleum Development Corp.                                    (d)       274       10,259
    Pioneer Natural Resources Co.                                          8,181      354,483
    Plains Exploration & Production Co.                            (d)     9,107      351,075
    Pogo Producing Co.                                                     4,643      255,504
    Remington Oil & Gas Corp.                                      (d)       421       16,592
    Spinnaker Exploration Co.                                      (d)       442       17,344
    St. Mary Land & Exploration Co.                                          939       29,672
    Stone Energy Corp.                                             (d)       443       23,572

    Sunoco, Inc.                                                           3,455      434,397
    Swift Energy Co.                                               (d)       501       20,431
    Unocal Corp.                                                           8,813      571,523
    Valero Energy Corp.                                                   10,948      906,275
    Vintage Petroleum, Inc.                                                  997       35,025
    World Fuel Services Corp.                                                375        9,206
    XTO Energy, Inc.                                                       1,367       47,968
                                                                                   ----------
                                                                                   20,932,439
                                                                                   ----------
    PAPER & FOREST PRODUCTS (0.2%)
    Buckeye Technologies, Inc.                                     (d)       676        6,523
    Deltic Timber Corp.                                                      217        9,275
    Georgia-Pacific Corp.                                                 12,634      431,451
    Louisiana-Pacific Corp.                                                  942       25,264
    MeadWestvaco Corp.                                                     3,298       96,368
    Neenah Paper, Inc.                                                       242        7,974
    Pope & Talbot, Inc.                                                      280        3,136
    Potlatch Corp.                                                         3,409      197,040
    Schweitzer-Mauduit International, Inc.                                   270        7,061
    Wausau Paper Corp.                                                       866       10,894
    Weyerhaeuser Co.                                                         570       39,319
                                                                                   ----------
                                                                                      834,305
                                                                                   ----------
    PERSONAL PRODUCTS (0.9%)
&   Gillette Co. (The)                                                    61,935    3,324,051
    Natures Sunshine Products, Inc.                                          238        4,748
    NBTY, Inc.                                                     (d)     1,003       24,273
                                                                                   ----------
                                                                                    3,353,072
                                                                                   ----------
    PHARMACEUTICALS (2.6%)
    Abbott Laboratories                                                      920       42,900
    Alpharma, Inc.-Class A                                                   871       12,229
    Barr Pharmaceuticals, Inc.                                     (d)     2,506      118,835
    Bradley Pharmaceuticals, Inc.                                  (d)       276        3,119
    Connetics Corp.                                                (d)       572       10,702
    Eli Lilly & Co.                                                        6,422      361,687
    Forest Laboratories, Inc.                                      (d)     5,781      230,778
    Johnson & Johnson                                                     47,179    3,017,569
    King Pharmaceuticals, Inc.                                     (d)     1,755       19,568
    Medicis Pharmaceutical Corp.-Class A                                     873       29,612
    Merck & Co., Inc.                                                     58,985    1,832,074
    MGI Pharma, Inc.                                               (d)     1,203       32,842
    Mylan Laboratories, Inc.                                               1,415       24,564
    Noven Pharmaceuticals, Inc.                                    (d)       386        6,527
&   Pfizer, Inc.                                                   (h)   125,012    3,312,818
    Watson Pharmaceuticals, Inc.                                   (d)       927       30,962
    Wyeth                                                                  4,369      199,882
                                                                                   ----------
                                                                                    9,286,668
                                                                                   ----------
    REAL ESTATE (1.4%)
    Acadia Realty Trust                                                      859       16,321
    Affordable Residential Communities                                       513        6,710

    Alexandria Real Estate Equities, Inc.                                    256       20,595
    AMB Property Corp.                                                     1,090       50,129
    American Financial Realty Trust                                        1,446       20,822
    American First Apartment Investors, Inc.                                 129        1,571
    American Land Lease, Inc.                                                111        2,601
    AMLI Residential Properties Trust                                        332       10,720
    Apartment Investment & Management Co.-Class A                          3,518      154,792
    Arch Coal, Inc.                                                        3,403      193,699
    Archstone-Smith Trust                                                  4,273      181,603
    Arden Realty, Inc.                                                       864       34,500
    Ashford Hospitality Trust, Inc.                                          326        3,876
    Associated Estates Realty Corp.                                          305        2,974
    AvalonBay Communities, Inc.                                              967       84,671
    Bedford Property Investors                                               216        4,936
    Boston Properties, Inc.                                                1,392      106,001
    Boykin Lodging Co.                                             (d)       273        4,092
    Brandywine Realty Trust                                                  702       22,745
    BRE Properties-Class A                                                   661       29,679
    Camden Property Trust                                                    709       39,194
    Capital Automotive                                                     1,248       49,009
    CarrAmerica Realty Corp.                                                 717       27,848
    Catellus Development Corp.                                             1,359       49,033
    CBL & Associates Properties, Inc.                                        810       37,163
    Cedar Shopping Centers, Inc.                                             257        3,963
    Centerpoint Properties Trust                                             616       27,018
    Colonial Properties Trust                                              1,192       56,525
    Commercial Net Lease Realty                                            1,519       31,519
    Corporate Office Properties Trust                                        460       15,488
    Correctional Properties Trust                                            173        5,214
    Cousins Properties, Inc.                                                 646       21,060
    Crescent Real Estate Equities Co.                                      1,311       25,591
    CRT Properties, Inc.                                                     907       25,051
    Developers Diversified Realty Corp.                                    1,398       68,041
    Duke Realty Corp.                                                      1,909       64,830
    Eastgroup Properties                                                     600       26,040
    Entertainment Properties Trust                                           700       31,885
    Equity Inns, Inc.                                                        638        8,568
    Equity Lifestyle Properties, Inc.                                        302       13,309
    Equity Office Properties Trust                                         5,384      190,863
    Equity One, Inc.                                                         732       17,422
    Equity Residential                                                     3,764      152,066
    Essex Property Trust, Inc.                                               680       62,465
    Federal Realty Investment Trust                                          680       44,411
    FelCor Lodging Trust, Inc.                                     (d)       784       12,191
    First Industrial Realty Trust, Inc.                                      541       22,332
    First Potomac Realty Trust                                               187        4,927
    Gables Residential Trust                                                 889       38,609
    General Growth Properties, Inc.                                        3,044      139,963
    Getty Realty Corp.                                                       326        9,790
    Glenborough Realty Trust, Inc.                                           943       19,765
    Glimcher Realty Trust                                                    468       13,502
    Government Properties Trust, Inc.                                        265        2,589

    Health Care Property Investors, Inc.                                   1,788       49,814
    Health Care, Inc.                                                        677       26,471
    Healthcare Realty Trust, Inc.                                            618       25,251
    Heritage Property Investment Trust                                       469       17,447
    Hersha Hospitality Trust                                                 200        1,960
    Highland Hospitality Corp.                                               527        6,377
    Highwoods Properties, Inc.                                               612       19,370
    Home Properties, Inc.                                                    440       20,143
    Hospitality Properties Trust                                             861       38,228
    Host Marriott Corp.                                                    4,469       83,347
    HRPT Properties Trust                                                  2,669       34,403
    Innkeepers USA Trust                                                     492        7,562
    Investors Real Estate Trust                                              562        5,657
    Kilroy Realty Corp.                                                      848       44,181
    Kimco Realty Corp.                                                     1,280       84,045
    LaSalle Hotel Properties                                                 386       13,441
    Lexington Corporate Properties Trust                                   1,463       35,083
    Liberty Property Trust                                                 1,117       50,131
    Macerich Co. (The)                                                       773       54,280
    Mack-Cali Realty Corp.                                                   799       38,280
    Maguire Properties, Inc.                                                 562       16,832
    Mid-America Apartment Communities, Inc.                                  282       13,578
    Mills Corp. (The)                                                        708       46,062
    Mission West Properties                                                  282        2,941
    Monmouth -Class A                                                        229        1,903
    National Health Realty, Inc.                                             127        2,414
    Nationwide Health Properties, Inc.                                       852       21,368
    New Century Financial Corp.                                              850       44,523
    New Plan Excel Realty Trust                                            1,321       36,169
    Omega Healthcare Investors, Inc.                                         650        9,068
    One Liberty Properties, Inc.                                             139        3,000
    Pan Pacific Retail Properties, Inc.                                      489       33,990
    Parkway Properties, Inc.                                                 399       21,366
    Pennsylvania Real Estate Investment Trust                                472       23,086
    Plum Creek Timber Co., Inc.                                            1,433       54,239
    Post Properties, Inc.                                                    525       20,953
    Prentiss Properties Trust                                                587       23,756
    ProLogis                                                               2,456      111,895
    PS Business Parks, Inc.                                                  288       13,372
    Public Storage, Inc.                                                   1,471       98,189
    Ramco-Gershenson Properties                                              228        6,794
    Rayonier, Inc.                                                           763       43,522
    Realty Income Corp.                                                    1,044       26,090
    Reckson Associates Realty Corp.                                        1,038       36,455
    Regency Centers Corp.                                                    898       55,407
    Saul Centers, Inc.                                                       212        8,014
    Senior Housing Properties Trust                                          837       16,506
    Shurgard Storage Centers, Inc.-Class A                                 1,371       64,300
    Simon Property Group, Inc.                                             2,856      227,737
    Sizeler Property Investors, Inc.                                         207        2,664
    SL Green Realty Corp.                                                    546       38,056
    Sovran Self Storage, Inc.                                                457       22,078

    Sun Communities, Inc.                                                    252        8,782
    Tanger Factory Outlet Centers                                            334        9,619
    Taubman Centers, Inc.                                                    656       23,314
    Town & Country Trust                                                     258        7,492
    Trizec Properties, Inc.                                                1,625       35,701
    Trustreet Properties, Inc.                                               312        5,472
    United Dominion Realty Trust, Inc.                                     1,785       45,428
    United Mobile Homes, Inc.                                                127        1,974
    Universal Health Realty Income Trust                                     150        5,283
    Urstadt Biddle Properties, Inc.-Class A                                  292        5,460
    Ventas, Inc.                                                           1,107       35,745
    Vornado Realty Trust                                                   6,995      620,037
    Washington Real Estate Investment Trust                                  551       17,715
    Weingarten Realty Investors                                            1,129       44,347
    Windrose Medical Properties Trust                                        131        1,998
    Winston Hotels, Inc.                                                     410        4,621
                                                                                   ----------
                                                                                    4,985,067
                                                                                   ----------
    ROAD & RAIL (0.7%)
    Arkansas Best Corp.                                                      415       14,235
    Burlington Northern Santa Fe Corp.                                    12,537      680,132
    CSX Corp.                                                              7,209      328,298
    Heartland Express, Inc.                                                1,023       21,289
    JB Hunt Transport Services, Inc.                                       4,310       84,605
    Kansas City Southern                                           (d)     1,344       30,321
    Knight Transportation, Inc.                                              790       18,684
    Landstar System, Inc.                                          (d)       979       32,620
    Norfolk Southern Corp.                                                11,857      441,199
    Old Dominion Freight Line, Inc.                                (d)       310       10,267
    Swift Transportation Co., Inc.                                 (d)     2,651       58,295
    Union Pacific Corp.                                                    6,474      455,187
    Yellow Roadway Corp.                                           (d)     3,692      195,344
                                                                                   ----------
                                                                                    2,370,476
                                                                                   ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
    Actel Corp.                                                    (d)       456        7,059
    Advanced Energy Industries, Inc.                               (d)       590        5,664
    Advanced Micro Devices, Inc.                                   (d)    15,730      315,858
    Applied Materials, Inc.                                                3,228       59,589
    Atmel Corp.                                                    (d)     3,050        7,137
    ATMI, Inc.                                                     (d)       609       19,384
    Axcelis Technologies, Inc.                                     (d)     1,660       11,471
    Brooks Automation, Inc.                                        (d)       758       12,583
    Cabot Microelectronics Corp.                                   (d)       194        5,834
    Cohu, Inc.                                                               388        9,549
    Cree, Inc.                                                     (d)     1,771       52,510
    Cymer, Inc.                                                    (d)       605       20,994
    DSP Group, Inc.                                                (d)       450       11,228
    ESS Technology                                                 (d)       707        2,863
    Exar Corp.                                                     (d)       740       11,785
    Fairchild Semiconductor International, Inc.                    (d)    10,214      172,208
    FEI Co.                                                        (d)       535       12,139

    Freescale Semiconductor, Inc.-Class B                          (d)    16,830       433,373
    Helix Technology Corp.                                                   477         8,617
    Integrated Device Technology, Inc.                             (d)     4,920        56,875
&   Intel Corp.                                                          115,678     3,139,501
    Kopin Corp.                                                    (d)     1,270         6,985
    Kulicke & Soffa Industries, Inc.                               (d)       914         8,848
    Lam Research Corp.                                             (d)    14,099       401,117
    Lattice Semiconductor Corp.                                    (d)     4,611        23,747
    LSI Logic Corp.                                                (d)     6,581        64,231
    Micron Technology, Inc.                                        (d)    23,228       275,949
    Microsemi Corp.                                                (d)       937        20,005
    National Semiconductor Corp.                                          14,636       361,656
    NVIDIA Corp.                                                   (d)     2,697        72,981
    Pericom Semiconductor Corp.                                    (d)       469         4,404
    Photronics, Inc.                                               (d)       586        15,728
    Power Integrations, Inc.                                       (d)       541        12,497
    RF Micro Devices, Inc.                                         (d)     4,229        25,755
    Rudolph Technologies, Inc.                                     (d)       299         4,557
    Skyworks Solutions, Inc.                                       (d)     2,531        18,552
    Standard Microsystems Corp.                                    (d)       307         7,816
    Supertex, Inc.                                                 (d)       227         6,141
    Texas Instruments, Inc.                                               58,768     1,866,472
    Ultratech, Inc.                                                (d)       418         9,117
    Varian Semiconductor Equipment Associates, Inc.                (d)       572        23,749
    Veeco Instruments, Inc.                                        (d)       535        10,818
                                                                                   -----------
                                                                                     7,617,346
                                                                                   -----------
    SOFTWARE (1.9%)
    Activision, Inc.                                               (d)    16,093       327,332
    Altiris, Inc.                                                  (d)       430         6,497
    Ansys, Inc.                                                    (d)       502        18,253
    Autodesk, Inc.                                                        10,491       358,687
    BMC Software, Inc.                                             (d)    10,983       209,665
    Cadence Design Systems, Inc.                                   (d)    16,683       268,429
    Captaris, Inc.                                                 (d)       546         2,004
    Catapult Communications Corp.                                  (d)       230         3,749
    Citrix Systems, Inc.                                           (d)     5,484       130,684
    Compuware Corp.                                                (d)    12,004       101,194
    EPIQ Systems, Inc.                                             (d)       324         5,706
    FactSet Research Systems, Inc.                                           653        23,952
    Fair Isaac Corp.                                                       1,548        58,251
    Filenet Corp.                                                  (d)       667        18,856
    Hyperion Solutions Corp.                                       (d)       651        30,636
    Intuit, Inc.                                                   (d)     6,132       294,336
    JDA Software Group, Inc.                                       (d)       522         7,418
    Kronos, Inc.                                                   (d)       516        24,252
    Macromedia, Inc.                                               (d)    12,718       510,628
    Manhattan Associates, Inc.                                     (d)       501        10,371
    Mapinfo Corp.                                                  (d)       275         3,080
    McAfee, Inc.                                                   (d)    15,934       500,328
    Mercury Interactive Corp.                                      (d)     2,098        82,598
    MICROS Systems, Inc.                                           (d)       634        27,230

&   Microsoft Corp.                                                (h)   119,089     3,049,869
    MRO Software, Inc.                                             (d)       448         7,361
    Napster, Inc.                                                  (d)       563         2,894
    Novell, Inc.                                                   (d)     3,094        18,812
    NYFIX, Inc.                                                    (d)       559         4,455
    Parametric Technology Corp.                                    (d)     5,805        40,055
    Phoenix Technologies, Ltd.                                     (d)       434         2,951
    Progress Software Corp.                                        (d)       632        19,649
    Radiant Systems, Inc.                                          (d)       495         6,331
    Reynolds & Reynolds Co. (The)-Class A                                  1,347        37,689
    Serena Software, Inc.                                          (d)       589        12,086
    Sonic Solutions, Inc.                                          (d)       394         7,565
    SPSS, Inc.                                                     (d)       316         6,206
    SS&C Technologies, Inc.                                                  233         8,486
    Sybase, Inc.                                                   (d)     9,499       202,139
    Symantec Corp.                                                 (d)     4,841       106,357
    Synopsys, Inc.                                                 (d)    17,428       322,592
    Take-Two Interactive Software, Inc.                            (d)     1,143        28,129
    Talx Corp.                                                               370        13,653
    THQ, Inc.                                                      (d)       653        22,842
    Transaction Systems Architects, Inc.-Class A                   (d)       765        20,464
    Verity, Inc.                                                   (d)       683         6,878
    Wind River Systems, Inc.                                       (d)       109         1,863
                                                                                   -----------
                                                                                     6,973,462
                                                                                   -----------
    SPECIALTY RETAIL (1.6%)
    Aaron Rents, Inc.                                                        746        18,307
    Abercrombie & Fitch Co.-Class A                                        8,792       633,464
    Advance Auto Parts, Inc.                                       (d)     5,187       357,696
    Aeropostale, Inc.                                              (d)     1,248        37,253
    American Eagle Outfitters, Inc.                                        8,826       290,817
    AnnTaylor Stores Corp.                                         (d)     1,665        42,907
    Autozone, Inc.                                                 (d)     1,117       108,840
    Barnes & Noble, Inc.                                           (d)     7,116       291,898
    Borders Group, Inc.                                                    7,042       174,712
    Building Material Holding Corp.                                          238        19,778
    Burlington Coat Factory Warehouse Corp.                                  534        21,910
    Carmax, Inc.                                                   (d)     2,261        66,066
    Cato Corp.-Class A                                                       556        11,765
    Chico's FAS, Inc.                                              (d)     5,764       231,194
    Children's Place Retail Stores, Inc. (The)                     (d)       350        15,995
    Christopher & Banks Corp.                                                607        11,472
    Circuit City Stores, Inc.                                              4,864        88,768
    Cost Plus, Inc.                                                (d)       391         8,809
    Dress Barn, Inc.                                               (d)       437        10,654
    Electronics Boutique Holdings Corp.                            (d)       298        19,269
    Finish Line-Class A                                                      774        14,002
    GameStop Corp.-Class B                                         (d)       786        25,152
    Genesco, Inc.                                                  (d)       397        14,796
    Goody's Family Clothing, Inc.                                            442         3,421
    Group 1 Automotive, Inc.                                       (d)       413        11,994
    Guitar Center, Inc.                                            (d)       415        26,807

    Gymboree Corp.                                                 (d)       538         9,081
    Hancock Fabrics, Inc.                                                    337         2,325
    Haverty Furniture Cos., Inc.                                             401         5,361
    Hibbett Sporting Goods, Inc.                                   (d)       410        16,412
    Home Depot, Inc.                                                      20,868       907,967
    HOT Topic, Inc.                                                (d)       803        13,683
    Jo-Ann Stores, Inc.                                            (d)       387        10,650
    Limited Brands, Inc.                                                   3,266        79,625
    Linens 'N Things, Inc.                                         (d)       751        19,714
    Men's Wearhouse, Inc.                                          (d)       843        30,314
    Michaels Stores, Inc.                                                 13,716       562,356
    Movie Gallery, Inc.                                                      499        12,515
    Office Depot, Inc.                                             (d)    10,279       291,718
    O'Reilly Automotive, Inc.                                      (d)     5,063       163,332
    Pacific Sunwear of California, Inc.                            (d)     5,164       125,950
    Payless ShoeSource, Inc.                                       (d)     8,158       158,428
    PEP Boys-Manny Moe & Jack                                                919        12,489
    Rent-A-Center, Inc.                                            (d)     2,774        58,504
    Ross Stores, Inc.                                                      5,826       154,389
    Select Comfort Corp.                                           (d)       600        12,786
    Sonic Automotive, Inc.                                                   660        15,378
    Stage Stores, Inc.                                                       300        13,251
    Staples, Inc.                                                         13,700       311,949
    Stein Mart, Inc.                                                         573        13,001
    TBC Corp.                                                      (d)       397        11,263
    TJX Cos., Inc.                                                         7,982       187,657
    Too, Inc.                                                      (d)       543        14,004
    Tractor Supply Co.                                             (d)       594        33,395
    Zale Corp.                                                     (d)       815        27,710
                                                                                   -----------
                                                                                     5,832,953
                                                                                   -----------
    TEXTILES, APPAREL & LUXURY GOODS (0.1%)
    Ashworth, Inc.                                                 (d)       312         2,593
    Brown Shoe Co., Inc.                                                     326        12,861
    Coach, Inc.                                                    (d)     6,401       224,739
    Fossil, Inc.                                                   (d)       946        22,505
    Haggar Corp.                                                             155         3,481
    Jones Apparel Group, Inc.                                                919        28,094
    Kellwood Co.                                                             448        10,891
    K-Swiss, Inc.-Class A                                                    513        17,324
    Oxford Industries, Inc.                                                  270        12,693
    Phillips-Van Heusen Corp.                                                619        20,984
    Quiksilver, Inc.                                               (d)     1,900        31,901
    Russell Corp.                                                            593        11,220
    Stride Rite Corp.                                                        591         8,274
    Wolverine World Wide, Inc.                                               901        19,822
                                                                                   -----------
                                                                                       427,382
                                                                                   -----------
    THRIFTS & MORTGAGE FINANCE (1.1%)
    Anchor Bancorp Wisconsin, Inc.                                           384        12,265
    BankAtlantic Bancorp, Inc.-Class A                                       887        15,913
    Bankunited Financial Corp.-Class A                                       499        13,174

    Brookline Bancorp, Inc.                                                  984        15,754
    Commercial Federal Corp.                                                 661        22,408
    Countrywide Financial Corp.                                           28,743     1,034,748
    Dime Community Bancshares                                                628        10,186
    Downey Financial Corp.                                                   388        30,047
    Fannie Mae                                                            29,822     1,665,857
    FirstFed Financial Corp.                                       (d)       273        17,057
    Flagstar Bancorp, Inc.                                                   785        14,468
    Freddie Mac                                                            9,622       608,880
    Fremont General Corp.                                                  1,194        29,181
    Independence Community Bank Corp.                                      7,509       277,908
    IndyMac Bancorp, Inc.                                                    527        22,982
    MAF Bancorp, Inc.                                                        503        22,187
    Radian Group, Inc.                                                     2,371       122,296
    Sterling Financial Corp./WA                                    (d)       377        14,714
    Webster Financial Corp.                                                1,685        81,217
                                                                                   -----------
                                                                                     4,031,242
                                                                                   -----------
    TOBACCO (0.9%)
    Alliance One International, Inc.                                       1,433         8,684
    Altria Group, Inc.                                                    44,843     3,002,687
    UST, Inc.                                                              5,567       256,193
                                                                                   -----------
                                                                                     3,267,564
                                                                                   -----------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)                        ++
    Applied Industrial Technologies, Inc.                                    457        16,329
    Hughes Supply, Inc.                                                    1,090        30,978
    Lawson Products                                                          120         4,910
    Watsco, Inc.                                                             429        20,317
                                                                                   -----------
                                                                                        72,534
                                                                                   -----------
    WATER UTILITIES (0.0%)                                         ++
    American States Water Co.                                                278         8,646
                                                                                   -----------
    WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    Nextel Communications, Inc.-Class A                            (d)    80,836     2,813,093
    Telephone & Data Systems, Inc.                                         1,020        40,647
                                                                                   -----------
                                                                                     2,853,740
                                                                                   -----------
    Total Common Stocks
       (Cost $170,732,317)                                                         223,242,296(i)
                                                                                   -----------
    INVESTMENT COMPANIES (0.1%)

    CAPITAL MARKETS (0.1%)
    Midcap SPDR Trust Series 1                                     (e)     2,550       335,402
                                                                                   -----------
    Total Investment Companies
       (Cost $332,752)                                                                 335,402
                                                                                   -----------

                                                                          PRINCIPAL
                                                                           AMOUNT
                                                                         ----------
    SHORT-TERM INVESTMENTS (14.9%)

    COMMERCIAL PAPER (6.1%)
    Alcoa, Inc.
    3.30%, due 8/1/05                                              (h)   $2,975,000    2,974,455
    American Honda Finance Corp.
    3.23%, due 8/9/05                                              (h)    2,900,000    2,897,398
    American Honda Finance Corp.
    3.29%, due 8/16/05                                             (h)    8,300,000    8,287,105
    Cooperative Association Tractor Dealers
    3.49%, due 9/13/05                                             (h)    2,800,000    2,787,785
    International Lease Finance Corp.
    3.25%, due 8/2/05                                              (h)    2,300,000    2,299,377
    Wells Fargo & Co.
    3.23%, due 8/10/05                                             (h)    3,000,000    2,997,039
                                                                                      ----------
    Total Commercial Paper
       (Cost $22,243,159)                                                             22,243,159
                                                                                      ----------

                                                                           SHARES
                                                                         ---------
    INVESTMENT COMPANIES (2.5%)
    BGI Institutional Money Market Fund                            (f)   9,204,678   9,204,678
                                                                                     ---------
    Total Investment Companies
       (Cost $9,204,678)                                                             9,204,678
                                                                                     ---------

                                                                          PRINCIPAL
                                                                           AMOUNT
                                                                         ----------
    U.S. GOVERNMENT & FEDERAL AGENCIES (6.3%)
    FEDERAL AGRICULTURAL MORTGAGE CORP. (1.5%)
    Federal Agricultural Mortgage Corp.
    3.28%, due 8/15/05                                                   $2,490,000      2,486,370
    3.31%, due 8/22/05                                                    2,665,000      2,659,364
                                                                                      ------------
                                                                                         5,145,734
                                                                                      ------------
    U.S. TREASURY BILL (4.8%)
    U.S. Treasury Bill
    2.955%, due 10/13/05                                           (h)      100,000         99,384
    2.991%, due 10/13/05                                           (h)      200,000        198,754
    3.008%, due 10/13/05                                           (h)      100,000         99,373
    3.009%, due 10/6/05                                            (h)    7,000,000      6,960,221
    3.024%, due 10/13/05                                           (h)    4,100,000      4,074,173
    3.034%, due 10/13/05                                           (h)      300,000        298,104
    3.044%, due 10/13/05                                           (h)      200,000        198,732
    3.137%, due 10/13/05                                           (h)      800,000        794,771
    3.173%, due 10/13/05                                           (h)    3,200,000      3,178,847

    3.231%, due 10/13/05                                           (h)      300,000        297,981
    3.258%, due 10/13/05                                           (h)      100,000         99,321
    3.275%, due 10/13/05                                           (h)    1,200,000      1,191,812
                                                                                      ------------
                                                                                        17,491,473
                                                                                      ------------
    Total U.S. Government & Federal Agencies
       (Cost $22,637,207)                                                               22,637,207
                                                                                      ------------
    Total Short-Term Investments
       (Cost $54,085,044)                                                               54,085,044
                                                                                      ------------
    Total Investments
       (Cost $321,957,239)                                         (j)        103.3%   374,632,724(k)

    Liabilities in Excess of
    Cash and Other Assets                                                      (3.3)   (11,965,955)
                                                                         ----------   -------------
    Net Assets                                                                100.0%  $362,666,769
                                                                         ==========   =============

                                                                                        UNREALIZED
                                                                         CONTRACTS    APPRECIATION/
                                                                            LONG     DEPRECIATION(g)
                                                                         ---------   ---------------
    FUTURES CONTRACT (-0.1%)

    CANADA (0.1%)                                                  ++
    Standard & Poor's Toronto Stock Exchange 60 Index
    September 2005                                                           43         $154,225
    HONG KONG (0.0%)                                               ++
    Hang Seng Index
    August 2005                                                              76           39,133
    SPAIN (0.0%)                                                   ++
    IBEX Plus Index
    August 2005                                                              60           80,021
    UNITED KINGDOM (0.0%)                                          ++
    FTSE 100 Index
    September 2005                                                           34           38,842
    UNITED STATES (-0.0%)                                          ++
    United States Treasury Note
    September 2005 (10 Year)                                                 31          (41,070)
                                                                                        ---------
    Total Futures Contract Long
       (Settlement Value $72,879,866)                                                    271,151
                                                                                        ---------


                                                                         CONTRACTS
                                                                           SHORT
                                                                         ---------
    UNITED STATES (-0.2%)
    Standard & Poor's 500 Index
    September 2005                                                           37          (240,500)
    Standard & Poor's MidCap 400 Index
    September 2005                                                           32          (525,800)
                                                                                        ----------
    Total Futures Contract Short
       (Settlement Value $23,024,075)                                                    (766,300)
                                                                                        ----------
    Total Futures Contract
       (Settlement Value $95,903,941)                              (i)                  $(495,149)
                                                                                        ==========

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2005 is $10,592,120.

(c) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(d)  Non-income producing security.

(e) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2005.

(h) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 89.0% of net assets.

(j)  The cost for federal income tax purposes is $326,163,958.

(k) At July 31, 2005 net unrealized appreciation was $48,468,766, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $56,214,122 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,745,356.

MAINSTAY CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          PRINCIPAL      AMORTIZED
                                                                            AMOUNT          COST
                                                                         -----------   ------------
    SHORT-TERM INVESTMENTS (101.4%)                                +

    ASSET-BACKED SECURITIES (3.9%)
    Capital One Auto Finance Trust, Series 2005-BSS, Class A1
    3.34%, due 6/15/06                                                   $ 2,553,405   $  2,553,405
    Caterpillar Financial Asset Trust, Series 2005-A, Class A1
    3.206%, due 4/25/06                                                    3,196,004      3,196,004
    John Deere Owner Trust, Series 2005-A1, Class A1
    3.396%, due 6/15/06                                                    1,629,851      1,629,851
    Long Beach Auto Receivables Trust, Series 2005-A, Class A1
    3.346%, due 6/15/06                                                    3,021,302      3,021,302
    Nissan Auto Receivables Owner Trust, Series 2005-A, Class A1
    2.64%, due 1/17/06                                                     1,089,288      1,089,288
    USAA Auto Owner Trust, Series 2005-2, Class A1
    3.423%, due 7/13/06                                                    3,457,603      3,457,603
    Wachovia Auto Owner Trust, Series 2005-A, Class A1
    3.34%, due 5/22/06                                                     2,781,245      2,781,245
    World Omni Auto Receivables Trust, Series 2005-A, Class A1
    2.78%, due 2/12/06                                                     1,029,798      1,029,798
                                                                                       ------------
                                                                                         18,758,496
                                                                                       ------------
    CERTIFICATES OF DEPOSIT (9.2%)
    BNP Paribas NY Branch
    3.295%, due 9/26/05                                            (a)    15,000,000     15,000,000
    HBOS Treasury Services Plc
    3.05%, due 12/30/05                                            (a)    10,000,000     10,001,180
    SunTrust Banks, Inc.
    3.14%, due 8/18/05                                                    10,000,000     10,000,000
    Toronto-Dominion Bank, Ltd.
    3.11%, due 9/8/05                                              (a)    10,000,000     10,000,000
                                                                                       ------------
                                                                                         45,001,180
                                                                                       ------------
    COMMERCIAL PAPER (61.4%)
    Alcoa, Inc.
    3.38%, due 8/16/05                                                    15,000,000     14,978,875
    Barton Capital Corp.
    3.40%, due 9/14/05                                             (b)    10,000,000      9,958,444
    Becton Dickinson & Co.
    3.26%, due 8/12/05                                                     9,100,000      9,090,935
    Cargill, Inc.
    3.25%, due 8/12/05                                             (b)    10,000,000      9,990,069
    CIT Group, Inc.
    3.25%, due 9/29/05                                                    10,000,000      9,946,736
    Coca-Cola Enterprises, Inc.
    3.12%, due 8/8/05                                              (b)     8,000,000      7,995,147
    Colgate-Palmolive Co.
    3.22%, due 8/8/05                                              (b)    10,000,000      9,993,739
    EI Du Pont de Nemours & Co.
    3.31%, due 8/26/05                                                    15,000,000     14,965,521
    Falcon Asset Securitization Corp.
    3.33%, due 8/24/05                                             (b)    15,000,000     14,968,088
    Govco, Inc.
    3.22%, due 8/4/05                                              (b)    10,000,000      9,997,317

    Hershey Co. (The)
    3.16%, due 8/3/05                                              (b)    10,000,000      9,998,244
    International Business Machines Corp.
    3.23%, due 8/1/05                                                     10,000,000     10,000,000
    Lehman Brothers Holdings, Inc.
    3.23%, due 10/7/05                                                     5,000,000      4,969,943
    Market Street Funding Corp.
    3.34%, due 8/19/05                                             (b)    15,000,000     14,974,950
    Marshall & Ilsley Corp.
    3.31%, due 8/23/05                                                    10,000,000      9,979,772
    McGraw-Hill Cos. (The), Inc.
    3.22%, due 8/3/05                                                     10,000,000      9,998,211
    Morgan Stanley & Co.
    3.39%, due 8/25/05                                                    10,038,000     10,015,314
    National Rural Utilities Cooperative Finance Corp.
    3.40%, due 8/29/05                                                    15,000,000     14,960,333
    Paccar Financial Corp.
    3.27%, due 8/15/05                                                    15,000,000     14,980,925
    PepsiCo, Inc.
    3.24%, due 8/10/05                                             (b)    10,000,000      9,991,900
    Procter & Gamble Co.
    3.26%, due 8/16/05                                             (b)    10,000,000      9,986,417
    Sheffield Receivables Corp.
    3.19%, due 9/2/05                                              (b)     7,000,000      6,980,151
    Siemens Capital Co. LLC
    3.25%, due 8/22/05                                                    15,000,000     14,971,563
    Wachovia Corp.
    3.30%, due 8/1/05                                                     15,985,000     15,985,000
    Windmill Funding I Corp.
    3.30%, due 8/22/05                                             (b)    15,000,000     14,971,125
    World Omni Leasing, Inc.
    3.30%, due 8/11/05                                             (b)    15,000,000     14,986,250
                                                                                       ------------
                                                                                        299,634,969
                                                                                       ------------
    CORPORATE BONDS (20.6%)
    3M Co.
    5.67%, due 12/12/05                                            (b)     2,000,000      2,020,060
    Abbott Laboratories, Inc.
    5.63%, due 7/1/06                                                      5,000,000      5,065,750
    Alabama Power Co., Series H, Senior Note
    5.49%, due 11/1/05                                                     4,250,000      4,271,793
    Bank One Corp.
    6.50%, due 2/1/06                                                      5,972,000      6,056,087
    General Electric Capital Corp.
    2.85%, due 1/30/06                                                     4,225,000      4,208,288
    General Electric Co.
    3.70%, due 10/24/05                                                   13,000,000     13,002,821
    Goldman Sachs Group, Inc.
    7.63%, due 8/17/05                                                    10,000,000     10,021,394
    Honeywell International, Inc.
    6.88%, due 10/3/05                                                     5,600,000      5,632,256
    Manufacturers & Traders Trust Co.
    3.43%, due 6/20/06                                             (c)    10,000,000     10,002,972
    National City Bank/Cleveland, OH, Senior Note
    3.30%, due 7/7/06                                              (c)    10,000,000      9,999,078
    National Rural Utilities Cooperative Finance Corp.
    6.00%, due 5/15/06                                                     5,000,000      5,087,732

    Pfizer, Inc., Senior Note
    3.15%, due 11/4/05                                                    17,000,000     17,000,000
    Pitney Bowes, Inc.
    5.88%, due 5/1/06                                                      3,150,000      3,200,886
    TIAA Global Markets, Inc., Senior Note
    3.72%, due 1/13/06                                             (b)     5,000,000      5,004,577
                                                                                       ------------
                                                                                        100,573,694
                                                                                       ------------
    GOVERNMENTS & FEDERAL AGENCIES (1.0%)
    International Bank for Reconstruction & Development, Global
       Note
    5.00%, due 3/28/06                                                     5,000,000      5,035,514
                                                                                       ------------
    FEDERAL AGENCIES (5.3%)
    Federal Agricultural Mortgage Corp.
    3.31%, due 8/22/05                                                    10,133,000     10,113,435
    Federal Farm Credit Bank
    2.38%, due 2/27/06                                                     2,000,000      1,986,887
    Federal Home Loan Bank
    2.50%, due 3/13/06                                                     4,010,000      3,978,432
    3.25%, due 8/11/06                                                     5,000,000      4,961,623
    3.63%, due 6/8/06                                                      4,595,000      4,581,285
                                                                                       ------------
                                                                                         25,621,662
                                                                                       ------------
    Total Short-Term Investments
      (Cost $494,625,515)                                          (d)         101.4%   494,625,515
    Liabilities in Excess of
    Cash and Other Assets                                                       (1.4)    (6,660,380)
                                                                         -----------   ------------
    Net Assets                                                                 100.0%  $487,965,135
                                                                         ===========   ============

+    Percentages indicated are based on Fund net assets.

a Yankee certificate of deposit (CD) - dollar-denominated CD issued in the United States by foreign banks and corporations.

b    May be sold to institutional investors only.

c    Floating rate. Rate shown is the rate in effect at July 31, 2005.

d    The cost stated also represents the cost for federal income tax purposes.

MAINSTAY CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          SHARES      VALUE
                                                                         -------   -----------
    INVESTMENT COMPANIES (98.0%)                                   +

    MainStay All Cap Growth Fund                                   (a)    26,889   $   622,206
    MainStay Common Stock Fund                                     (a)   193,938     2,492,104
    MainStay Floating Rate Fund                                          106,226     1,065,449
    MainStay High Yield Corporate Bond Fund                              166,514     1,064,025
    MainStay Indexed Bond Fund                                           458,613     4,985,126
    MainStay Intermediate Bond Fund                                      101,089       997,749
    MainStay International Equity Fund                             (a)    48,760       660,212
    MainStay Large Cap Growth Fund                                 (a)   157,482       837,802
    MainStay MAP Fund                                              (a)     7,510       269,774
    MainStay Mid Cap Growth Fund                                   (a)     5,196        60,840
    MainStay S&P 500 Index Fund                                            8,149       233,629
    MainStay Small Cap Opportunity Fund                            (a)    13,118       271,280
                                                                         -------   -----------
    Total Investments
    (Cost $13,331,317)                                             (b)      98.0%   13,560,196(c)
    Cash and Other Assets
    Less Liabilities                                                         2.0       275,316
                                                                         -------   -----------
    Net Assets                                                             100.0%  $13,835,512
                                                                         =======   ===========

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2005 net unrealized appreciation was $228,879 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $276,965 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $48,086.

MAINSTAY FLOATING RATE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ---------   -----------
    LONG-TERM BONDS (88.7%)                                        +
    CORPORATE BOND (0.5%)

    INTERNET RETAIL (0.5%)
    Qwest Corp.
       6.671%, due 6/15/13                                         (a)   3,000,000   $ 3,135,000
                                                                                     -----------
    Total Corporate Bonds
       (Cost $3,007,410)                                                               3,135,000
                                                                                     -----------

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ---------   -----------
    FOREIGN CORPORATE BOND (0.1%)

    WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       Intelsat Bermuda Ltd.
       8.695%, due 1/15/12                                         (a)   1,000,000     1,020,000
                                                                                     -----------
    Total Foreign Corporate Bonds
       Cost $1,000,000)                                                                1,020,000
                                                                                     -----------

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ---------   -----------
    FLOATING RATE LOANS (82.7%)                                    (b)

    AEROSPACE & DEFENSE (1.4%)
    Hexcel Corp.
       Term Loan B
       5.063%- 5.375%, due 3/01/12                                       2,261,111     2,286,549
    TransDigm, Inc.
       Term Loan
       5.80%, due 7/22/10                                                2,466,281     2,499,164
    Vought Aircraft Industries, Inc.
       Term Loan
       5.83%, due 12/22/11                                               4,478,824     4,542,647
                                                                                     -----------
                                                                                       9,328,360
                                                                                     -----------
    ALUMINUM (0.3%)
    Novelis, Inc.
       U.S. Term Loan
       4.96%, due 1/09/12                                                2,196,746     2,224,205
                                                                                     -----------
    APPAREL, ACCESSORIES & LUXURY GOODS (2.1%)
    St. John's Knits International, Inc.
       Term Loan B
       6.00%, due 3/23/12                                                5,486,250     5,534,255
    The William Carter Co.
       Term Loan
       5.08%, due 7/14/12                                                2,250,000     2,280,938
    Visant Corp.
       Term Loan C
       5.754%, due 12/21/11                                                 77,942        79,052
&   Visant Holding Corp.
       Term Loan C
       5.94%, due 12/21/11                                               6,363,940     6,454,626
                                                                                     -----------
                                                                                      14,348,871
                                                                                     -----------
    APPAREL RETAIL (0.4%)
    Eddie Bauer, Inc.
       Term Loan B

       6.31%, due 6/21/11                                                2,500,000     2,540,625
                                                                                     -----------
    AUTO PARTS & EQUIPMENT (3.0%)
    Accuride Corp.
       U.S. Term Loan
       5.688%, due 1/31/12                                               3,233,636     3,256,880
    Affinia Group, Inc.
       Term Loan B
       5.44%, due 11/30/11                                               2,363,125     2,367,556
    Dayco Products LLC
       Term Loan B
       6.37%-6.66%, due 6/23/11                                          2,948,964     2,966,475
    HLI Operating Co., Inc.
       Term Loan
       6.19%-7.12%, due 6/03/09                                          1,659,443     1,671,889
       Term Loan C
       8.88%-8.99%, due 6/03/10                                          1,000,000     1,011,250
    Key Automotive Group
       Term Loan B
       6.32%-8.00%, due 6/29/10                                          1,374,397     1,377,833
       Term Loan C
       9.07%-9.18%, due 6/29/11                                          1,864,000     1,826,720
    Safelite Glass Corp.
       Term Loan A
       8.50%, due 9/30/07                                                  306,993       279,363
       Term Loan B
       9.00%, due 9/30/07                                                  612,101       557,012
    TRW Automotive Holdings Corp.
       Tranche E Term Loan
       4.938%, due 10/31/10                                              1,990,000     1,999,950
       Tranche B Term Loan
       5.25%, due 6/30/12                                                1,990,000     2,008,656
    United Components, Inc.
       Term Loan C
       5.75%, due 6/30/10                                                1,048,833     1,063,255
                                                                                     -----------
                                                                                      20,386,839
                                                                                     -----------
    BROADCASTING & CABLE TV (6.7%)
    Atlantic Broadband Finance LLC
       Term Loan B
       6.11%, due 9/01/11                                                3,000,000     3,041,250
    Bragg Communications, Inc.
       Term Loan B
       5.82%, due 8/31/11                                                2,977,500     3,007,275
    Charter Communications LLC
       Term Loan A
       6.19%, due 4/27/10                                                1,997,517     1,979,147
    Charter Operating Co. LLC
       Term Loan B
       6.44%, due 4/07/11                                                4,948,810     4,924,506
    Direct TV
       Term Loan B
       4.909%, due 4/13/13                                               4,333,333     4,374,344
    Emmis Operating Co.
       Term Loan B
       5.13%, due 11/10/11                                               2,985,000     3,013,731
    Insight Midwest Holdings, LLC
       Term Loan C
       5.375%, due 12/31/09                                              1,974,937     1,998,883
    MCC Iowa LLC (Mediacom)
       Term Loan C
       5.35%-5.51%, due 2/01/14                                          1,954,297     1,975,740
    Mediacom Broadcasting
       4.60%-4.81%, due 3/31/10                                          2,846,939     2,825,587
    Mission Broadcasting, Inc.
       5.24%, due 10/01/12                                               3,405,352     3,422,379

    Nexstar Broadcasting, Inc.
       Term Loan B
       5.24%, due 10/01/12                                               3,594,648     3,612,621
    Olympus Cable Holdings, Inc.
       Term Loan B
       8.25%, due 9/30/10                                                3,000,000     2,964,642
    Persona Cable, Inc.
       6.49%, due 8/01/11                                                2,970,000     3,010,838
    Rainbow National Services LLC
       Term Loan B
       6.13%, due 3/31/12                                                  997,500     1,005,231
    UPC Financing
       Term Loan F2
       7.19%, due 12/31/11                                               4,000,000     4,022,144
                                                                                     -----------
                                                                                      45,178,318
                                                                                     -----------
    BUILDING PRODUCTS (1.3%)
    Nortek, Inc.
       Term Loan
       5.91%-7.50%, due 8/27/11                                          4,972,475     5,008,734
    Stile Acquisition Corp.
       Canadian Term Loan
       5.21%-5.49%, due 4/06/13                                          1,993,302     1,996,790
       U.S. Term Loan
       5.21%-5.49%, due 4/06/13                                          1,996,698     2,000,192
                                                                                     -----------
                                                                                       9,005,716
                                                                                     -----------
    CASINOS & GAMING (1.7%)
    Boyd Gaming Corp.
       Term Loan
       4.88%-4.99%, due 6/30/11                                          3,460,038     3,491,756
    Resorts International Holdings, LLC
       Term Loan B
       5.83%, due 4/26/12                                                  981,791       992,837
       9.07%, due 4/26/13                                                2,000,000     2,011,876
    Venetian Casino Resort, LLC
       Term Loan B
       5.24%, due 6/15/11                                                4,974,359     5,032,987
                                                                                     -----------
                                                                                      11,529,456
                                                                                     -----------
    COMMODITY CHEMICALS (0.7%)
    Huntsman International LLC
       Term B Dollar Facility
       5.75%, due 12/31/10                                               4,976,828     4,976,828
                                                                                     -----------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    Agco Corp.
       Term Loan
       5.17%-5.19%, due 3/31/08                                          1,333,085     1,350,582
    New Flyer
       5.33%-5.38%, due 2/27/10                                          1,350,524     1,365,717
    Terex Corp.
       Term Loan
       5.222%, due 7/03/09                                               3,104,253     3,137,235
                                                                                     -----------
                                                                                       5,853,534
                                                                                     -----------
    DISTILLERS & VINTNERS (1.1%)
&   Constellation Brands, Inc.
       Term Loan B
       4.75%-5.188%, due 11/30/11                                        7,165,938     7,272,430
                                                                                     -----------
    DIVERSIFIED CHEMICALS (1.0%)
    BCP Crystal US Holdings Corp.
       Credit Linked Deposit
       5.74%, due 4/06/11                                                4,441,308     4,506,817
    Brentag
       Term Loan B2
       5.88%, due 2/27/12                                                2,000,000     2,020,000

                                                                                     ----------
                                                                                      6,526,817
                                                                                     ----------
    DIVERSIFIED COMMERCIAL SERVICES (0.7%)
    Coinstar, Inc.
       Term Loan
       5.55%, due 7/07/11                                                1,240,850    1,256,360
    Pike Electric, Inc.
       Term Loan B
       5.625%, due 7/02/12                                               2,600,000    2,626,000
       Term Loan C
       5.688%, due 12/10/12                                                986,667      996,533
                                                                                     ----------
                                                                                      4,878,893
                                                                                     ----------
    DIVERSIFIED METALS & MINING (1.5%)
    Foundation PA Coal Co.
       Term Loan B
       5.38%-5.66%, due 7/30/11                                          3,276,596    3,328,474
    International Mills Service
       First Lien Term Loan
       5.83%, due 12/31/10                                               1,990,000    2,007,413
    Murray Energy
       Term Loan B
       6.33%, due 1/28/10                                                1,995,000    1,999,987
       2nd Lien Term Loan
       11.125%, due 1/28/11                                                498,750      521,194
    Trout Coal Holdings, LLC
       1st Lien Term Loan
       5.84%-6.00%, due 3/23/11                                          1,995,000    1,994,378
       2nd Lien Term Loan
       8.50%, due 3/23/12                                                  500,000      500,625
                                                                                     ----------
                                                                                     10,352,071
                                                                                     ----------
    DRUG RETAIL (0.7%)
    Jean Coutu Group, Inc. (The)
       Term Loan B
       5.50%, due 7/30/11                                                4,967,475    5,042,762
                                                                                     ----------
    ELECTRIC UTILITIES (0.4%)
    Allegheny Energy Supply Co.
       5.188%, due 3/08/11                                               2,348,249    2,377,602
                                                                                     ----------
    ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
&   PP Acquisition Corp.
       Term Loan
       5.58%, due 11/12/11                                               6,995,903    7,025,055
                                                                                     ----------
    ENVIRONMENTAL SERVICES (1.0%)
    Allied Waste North America
       Term Loan
       5.19%-5.65%, due 1/15/12                                          5,481,149    5,515,976
       Tranche A Credit-Linked Deposit
          5.34%, due 1/15/12                                             1,351,351    1,358,953
                                                                                     ----------
                                                                                      6,874,929
                                                                                     ----------
    FOREST PRODUCTS (0.5%)
    RLC Industries Co.
       Term Loan B
       4.99%, due 2/24/10                                                3,087,290    3,096,295
                                                                                     ----------
    FOREST PRODUCTS & PAPER (0.2%)
    Boise Cascade LLC
       Term Loan D
       5.094%-5.25%, due 10/28/11                                        1,311,781    1,329,982
                                                                                     ----------
    HEALTH CARE DISTRIBUTERS (0.4%)
    VWR International, Inc.
       Term Loan B
       6.14%, due 4/07/11                                                2,746,000    2,776,036

                                                                                     ----------
    HEALTH CARE EQUIPMENT (1.0%)
    Accellent Corp.
       Term Loan C
       5.74%, due 6/30/10                                                2,970,000    2,982,994
    Sunrise Medical Holdings, Inc.
       Term Loan B1
       6.688%-6.875%, due 5/13/10                                        3,862,202    3,862,201
                                                                                     ----------
                                                                                      6,845,195
                                                                                     ----------
    HEALTH CARE FACILITIES (3.1%)
    Community Health Systems, Inc.
       Term Loan
       5.07%, due 8/19/11                                                4,967,475    5,028,535
    Healthsouth Corp.
       Tranche B LC Commitment
       5.562%, due 3/21/10                                                 637,500      645,070
       Term Loan
       5.82%, due 6/14/07                                                2,362,500    2,390,555
       Term Loan 1
       8.39%, due 6/15/10                                                2,000,000    2,025,000
    Lifepoint Hospitals, Inc.
       Term Loan B
       5.013%, due 4/15/12                                               2,970,000    2,993,867
    Select Medical Corp.
       Term Loan B
       5.04%-7.00%, due 2/24/12                                          5,985,000    6,004,637
    Vanguard Health Holdings Co.
       Initial Sub-Tranche1
       6.74%, due 9/23/11                                                1,985,000    2,014,775
                                                                                     ----------
                                                                                     21,102,439
                                                                                     ----------
    HEALTH CARE-SERVICES (2.9%)
    Alliance Imaging, Inc.
       Tranche C1 Term Loan
       5.438%-5.938%, due 12/29/11                                       5,921,154    5,997,637
    AMR Holding Co., Inc./Emcare
       Term Loan
       5.50%-5.91%, due 2/10/12                                          4,987,500    5,059,195
    Concentra Operating Corp.
       Term Loan
       5.80%-6.02%, due 6/30/10                                          4,024,620    4,073,250
    Rural Metro Operating Co, LLC
       Term Loan
       5.838%-5.84%, due 3/04/11                                         1,505,882    1,524,706
       LC Facility Deposit
       6.038%, due 3/04/11                                                 411,765      416,912
    US Oncology, Inc.
       Term Loan B
       6.063%-6.438%, due 8/20/11                                        2,390,443    2,426,299
                                                                                     ----------
                                                                                     19,497,999
                                                                                     ----------
    HOME FURNISHINGS (1.4%)
    Berkline/Benchcraft LLC
       Term Loan B
       6.33%, due 11/03/11                                               3,168,750    3,176,672
       2nd Lien Term Loan
       11.34%, due 5/03/12                                                 750,000      757,500
    Sealy Mattress Co.
       Term Loan D
       5.08%-5.167%, due 4/06/13                                         2,358,802    2,375,019
    Simmons Co.
       Term Loan
       7.00%, due 6/19/12                                                2,000,000    1,946,666
       Term Loan C
       5.438%-7.75%, due 12/19/11                                        1,422,570    1,432,054
                                                                                     ----------
                                                                                      9,687,911
                                                                                     ----------

    HOUSEHOLD PRODUCTS (3.5%)
    Amscan Holdings Inc.
       Term Loan
       6.13%-6.56%, due 4/30/12                                          5,561,910    5,596,671
    Johnsondiversey Holdings, Inc.
       2005 Tranche B Euro Replacement Loan
       4.96%, due 11/03/09                                               5,200,000    5,240,628
       Term Loan B
       4.96%-5.09%, due 11/03/09                                         1,833,276    1,847,599
&   Solo Cup Co.
       Term Loan B1
       5.32%-5.49%, due 2/27/11                                          6,191,825    6,258,387
    Spectrum Brand
       Term Loan
       5.27%-5.56%, due 2/06/12                                          4,987,500    5,047,764
                                                                                     ----------
                                                                                     23,991,049
                                                                                     ----------
    HOUSEWARES & SPECIALTIES (0.7%)
    Jarden Corp.
       Term Loan
       5.30%-5.49%, due 1/24/12                                          4,987,472    5,023,097
                                                                                     ----------
    INDUSTRIAL MACHINERY (1.1%)
    Flowserve Corp.
       Term Loan B
       6.125%-6.25%, due 6/30/09                                           727,866      730,292
    Gleason Corp.
       U.S. Term Loan
       5.93%-6.17%, due 7/27/11                                            924,959      932,667
       Second Lien Term Loan
       8.99%, due 1/31/12                                                1,990,000    2,019,850
    Mueller Industries, Inc.
       Initial Term Loan
       5.74%-6.24%, due 4/25/11                                          3,878,941    3,898,336
                                                                                     ----------
                                                                                      7,581,145
                                                                                     ----------
    INTERNET RETAIL (0.2%)
    Ftd.com, Inc.
       Term Loan
       5.67%-5.74%, due 2/28/11                                          1,622,653    1,638,880
                                                                                     ----------
    INVESTMENT BANKING & BROKERAGE (1.0%)
&   Refco Finance Holdings LLC
       Term Loan
       5.314%, due 8/05/11                                               7,012,635    7,045,945
                                                                                     ----------
    LEISURE FACILITIES (0.6%)
    Six Flags Theme Parks, Inc.
       Term Loan B
       5.97%-6.28%, due 6/30/09                                          3,861,962    3,910,237
                                                                                     ----------
    LEISURE PRODUCTS (0.3%)
    Fender Musical Instruments Corp.
       1st Lien Term Loan B
       5.46%, due 3/30/12                                                  997,500    1,007,475
       2nd Lien Term Loan B
       7.71%, due 9/30/12                                                1,000,000    1,007,500
                                                                                     ----------
                                                                                      2,014,975
                                                                                     ----------
    METAL & GLASS CONTAINERS (2.7%)
    Berry Plastics Corp.
       Term Loan C
       5.60%-5.766%, due 9/30/11                                         3,000,000    3,045,750
    BWAY Corp.
       Term Loan
       5.75%, due 6/30/11                                                3,552,744    3,599,374
    Graham Packaging Co., LLC
       Term Loan B

       5.938%-6.063%, due 10/07/11                                       5,472,500    5,552,305
       Second Lien Term Loan
       7.75%, due 4/07/12                                                1,000,000    1,027,500
    Owens-Brockway Glass Container
       Term Loan B1
       5.19%, due 4/01/08                                                1,839,667    1,855,764
    Owens-Illinois Group, Inc.
       Term Loan A1
       5.12%, due 4/01/07                                                2,303,388    2,319,703
    Precise Technology, Inc.
       1st Lien Term Loan
       6.50%, due 3/22/11                                                  901,050      904,992
                                                                                     ----------
                                                                                     18,305,388
                                                                                     ----------
    MOVIES & ENTERTAINMENT (3.0%)
    Loews Cineplex Entertainment
       Closing Date Term Loan
       5.46%-5.80%, due 6/30/11                                          2,954,405    2,969,177
    Metro-Goldwyn-Mayer Studios
       Tranche B Term Loan
       5.74%, due 4/08/12                                                6,000,000    6,060,000
    MGM Studios, Inc.
       5.74%, due 4/08/11                                                2,000,000    2,013,126
    Regal Cinemas, Inc.
       Term Loan
       5.24%, due 11/10/10                                               3,894,951    3,932,686
    WMG Aquistion Corp.
       Term Loan
       5.29%-5.64%, due 2/28/11                                          4,959,125    5,002,517
                                                                                     ----------
                                                                                     19,977,506
                                                                                     ----------
    MULTI-UTILITIES & UNREGULATED POWER (6.0%)
    AES Corp. (The)
       Term Loan
       5.07%-5.69%, due 4/30/08                                          2,000,000    2,024,000
    Calpine Generating Co.
       First Lien Term Loan
       7.09%, due 4/01/09                                                5,000,000    5,065,180
    Cogentrix Enegry, Inc.
       Term Loan
       5.24%, due 4/14/12                                                2,799,747    2,828,912
    Covanta Energy Corp.
       Funded LOC
       6.36%, due 6/24/12                                                2,764,228    2,802,236
       Term Loan
       6.46%, due 6/24/12                                                2,235,772    2,269,309
    KGen LLC
       Tranche A Term Loan
       6.115%, due 8/05/11                                               4,987,500    4,937,625
    Midwest Generation LLC
       Term Loan B
       5.39%-5.50%, due 4/27/11                                          2,304,272    2,326,738
    NRG Energy, Inc.
       Term Loan
       5.255%-5.365%, due 12/24/11                                       3,639,545    3,676,592
       Credit Linked Deposit
       5.365%, due 12/24/11                                              2,844,982    2,873,941
&   Reliant Energy, Inc.
       Term Loan
       5.835%-6.089%, due 4/30/10                                        6,965,000    7,042,270
    Texas Genco LLC
       Initial Term Loan
       5.41%-5.46%, due 12/14/11                                         3,520,769    3,570,437
       Delayed Draw Term Loan B
       5.49%, due 12/14/11                                               1,457,885    1,478,451
                                                                                     ----------
                                                                                     40,895,691
                                                                                     ----------

    OFFICE SERVICES AND SUPPLIES (1.7%)
    American Reprographics Co. LLC
       First Lien Term Loan
       5.31%-5.524%, due 6/18/09                                         2,322,884    2,334,499
&   Fidelity National Information Solutions, Inc.
       Term Loan B
       5.10%, due 3/08/13                                                6,195,000    6,204,404
    Language Line, Inc.
       Term Loan B
       7.81%-7.90%, due 6/10/11                                          2,278,500    2,302,709
    Relizon Co.
       Incremental Tranche B-1
       6.28%, due 2/20/11                                                   73,054       73,145
       Term Loan B
       6.28%, due 2/20/11                                                  669,228      670,064
                                                                                     ----------
                                                                                     11,584,821
                                                                                     ----------
    OIL & GAS EQUIPMENT & SERVICES (0.7%)
    Dresser Rand Group, Inc.
       Term Loan B
       5.438%-5.49%, due 10/29/11                                        1,053,627    1,067,786
    Dresser, Inc.
       Term Loan C
       5.99%, due 4/10/09                                                1,853,659    1,869,105
    Universal Compression Holdings
       Term Loan
       5.24%, due 2/15/12                                                1,995,000    2,018,691
                                                                                     ----------
                                                                                      4,955,582
                                                                                     ----------
    OIL & GAS EXPLORATION & PRODUCTION (1.6%)
&   Kerr-McGee Corp.
       Tranche X Term Loan
       5.71%, due 5/18/07                                                6,500,000    6,534,821
    LB Pacific LP
       Term Loan
       6.13%-6.17%, due 3/03/12                                          1,995,000    2,017,444
    Quest Cherokee, LLC
       Letter of Credit
       7.965%, due 12/31/08                                                222,222      221,667
       Term Loan B
       8.17%, due 7/22/10                                                1,764,444    1,760,033
                                                                                     ----------
                                                                                     10,533,965
                                                                                     ----------
    OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.6%)
    Lyondell-Citgo Refining LP
       Term Loan
       5.299%-5.51%, due 5/21/07                                         2,475,000    2,505,937
    Williams Production RMT Co.
       Term Loan C
       5.64%, due 5/30/08                                                1,381,906    1,393,997
                                                                                     ----------
                                                                                      3,899,934
                                                                                     ----------
    PACKAGED FOODS & MEATS (3.1%)
    American Seafoods Group LLC
       Term Loan A
       6.49%, due 9/30/07                                                  692,018      691,153
    Culligan International Co.
       Term Loan
       5.88%, due 9/30/11                                                1,978,097    2,001,998
    Dole Food Co., Inc.
       Term Loan B
       4.875%-6.75%, due 4/18/12                                         2,935,393    2,965,666
    Michael Foods, Inc.
       Term Loan B
       5.09%-7.50%, due 11/21/10                                         2,464,429    2,501,396
    Nellson Nutraceutical, Inc.
       1st Lien Term Loan
       10.25%, due 10/04/09                                                912,220      780,860

    OSI Group LLC
       Dutch Term Loan
       5.74%, due 9/02/11                                                1,102,778    1,116,102
       German Term Loan
       5.74%, due 9/02/11                                                  882,222      892,882
       U.S. Term Loan
       5.74%, due 9/02/11                                                1,985,000    2,008,984
    Pinnacle Foods Holding Corp.
       Term Loan
       6.22%-6.76%, due 11/25/10                                         4,959,887    5,004,838
    Reddy Ice Group, Inc.
       Term Loan
       5.83%-5.84%, due 8/15/09                                          2,854,475    2,874,535
                                                                                     ----------
                                                                                     20,838,414
                                                                                     ----------
    PAPER PACKAGING (0.9%)
    Graphic Packaging International Corp.
       Term Loan C
       5.44%-6.19%, due 8/08/10                                          2,751,403    2,785,795
    Smurfit-Stone Container Enterprises
       Deposit Fund Commitment
       5.34%, due 11/01/10                                                 261,990      265,920
       Term Loan C
       5.375%, due 11/01/11                                                641,016      650,498
       Term Loan B
       5.375%-5.563%, due 11/01/11                                       2,083,304    2,114,120
                                                                                     ----------
                                                                                      5,816,333
                                                                                     ----------
    PAPER PRODUCTS (0.4%)
    Appleton Papers, Inc.
       Term Loan
       5.55%-5.73%, due 6/11/10                                          2,868,000    2,889,510
                                                                                     ----------
    PERSONAL PRODUCTS (0.7%)
    Aearo Co.
       I Initial Term Loan
       6.063%, due 4/07/11                                               2,962,500    2,995,828
    Del Laboratories, Inc.
       Term Loan
       5.21%-5.73%, due 7/27/11                                          1,990,000    1,972,588
                                                                                     ----------
                                                                                      4,968,416
                                                                                     ----------
    PHARMACEUTICALS (0.6%)
    Warner Chilcott Corp.
       Tranche B Term Loan
       5.96%-6.18%, due 1/18/12                                          2,722,728    2,749,468
       Tranche C Term Loan
       6.18%, due 1/18/12                                                1,097,126    1,107,901
                                                                                     ----------
                                                                                      3,857,369
                                                                                     ----------
    PUBLISHING (2.5%)
    Dex Media East LLC
       Term Loan B
       4.75%-5.32%, due 5/08/09                                          1,760,433    1,782,219
    Dex Media West LLC
       Term Loan B
       4.66%-5.32%, due 3/09/10                                          3,024,362    3,063,543
    Freedom Communications, Inc.
       Term Loan B
       4.83%, due 5/01/13                                                2,623,406    2,649,640
    Morris Publishing Group LLC
       Term Loan A
       5.00%, due 9/30/10                                                1,017,391    1,025,657
       Term Loan C
       5.25%, due 3/31/11                                                1,946,739    1,966,207
    Network Communications, Inc.
       Term Loan B
       6.14%-6.48%, due 6/30/11                                          2,865,797    2,872,961

    R.H. Donnelley Corp.
       Tranche A-3 Term Loan
       4.96%-5.24%, due 12/31/09                                         1,020,864     1,030,754
       Tranche D Term Loan
       5.11%-5.30%, due 6/30/11                                          2,608,864     2,641,976
                                                                                     -----------
                                                                                      17,032,957
                                                                                     -----------
    REAL ESTATE INVESTMENT TRUSTS (2.7%)
    General Growth Properties
       Term Loan A
       5.59%, due 11/12/07                                               2,846,148     2,882,436
       Term Loan B
       5.33%, due 11/28/08                                               1,990,525     2,008,274
    Macerich Co.
       Term Loan
       4.82%, due 4/25/10                                                3,500,000     3,508,750
       Interim Term Loan
       4.89%, due 4/25/06                                                4,500,000     4,511,250
    Maguire Properties, Inc.
       Term Loan B
       5.09%, due 3/15/10                                                5,533,333     5,579,443
                                                                                     -----------
                                                                                      18,490,153
                                                                                     -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
    CB Richard Ellis Services, Inc.
       Term Loan
       5.026%-7.25%, due 3/31/10                                         4,234,095     4,260,558
    LNR Property Group
       Term Loan
       6.21%, due 2/03/08                                                3,959,940     3,993,176
                                                                                     -----------
                                                                                       8,253,734
                                                                                     -----------
    RESTAURANTS (0.6%)
    Buffets, Inc.
       Term Loan
       6.99%-7.16%, due 6/28/09                                          2,179,633     2,185,082
    Dominos Pizza, Inc.
       Term Loan
       5.25%, due 6/25/10                                                1,844,058     1,868,262
                                                                                     -----------
                                                                                       4,053,344
                                                                                     -----------
    SOFT DRINKS (0.5%)
    Dr. Pepper/Seven Up Bottling
       Term Loan 2
       5.339%-5.539%, due 12/19/10                                       3,490,795     3,536,175
                                                                                     -----------
    SPECIALTY CHEMICALS (3.3%)
    Gentek, Inc.
       1st Lien Term Loan
       6.01%-6.37%, due 2/28/11                                          2,992,500     2,991,004
       2nd Lien Term Loan
       9.349%, due 2/28/12                                               1,500,000     1,417,500
    Hercules, Inc.
       Term Loan B
       5.24%-5.31%, due 10/08/10                                         4,519,731     4,569,448
    Koch Cellulose
       LC Facility Deposit
       4.84%, due 5/07/11                                                  593,660       600,091
       Term Loan B
       5.24%, due 5/07/11                                                1,927,282     1,948,160
    Kraton Polymers LLC
       Term Loan
       5.75%-6.438%, due 12/23/10                                        1,100,012     1,115,137
    Nalco Chemical Co.
       Term Loan B
       5.45%-5.87%, due 11/04/10                                         1,728,881     1,756,436
    Polymer Group, Inc.
       1st Lien Term Loan

       6.73%, due 4/27/10                                                2,800,000     2,846,668
    Rockwood Specialties Group
       Tranche D Term Loan
       5.43%, due 7/30/12                                                4,975,000     5,054,809
                                                                                     -----------
                                                                                      22,299,253
                                                                                     -----------
    SPECIALTY STORES (1.2%)
    Advanced Auto Stores, Inc.
       Tranche B Term Loan
       5.063%-5.25%, due 9/30/10                                           556,154       560,325
       Term Loan B
       5.125%, due 9/30/10                                                 939,127       946,171
    Affinity Group, Inc.
       Term Loan B2
       6.42%, due 6/17/09                                                1,180,683     1,187,570
       Term Loan B1
       6.42%-6.56%, due 6/17/09                                            472,274       475,029
    Eye Care Centers of America
       Term Loan B
       6.22%-6.40%, due 3/01/12                                          4,987,500     5,015,555
                                                                                     -----------
                                                                                       8,184,650
                                                                                     -----------
    SYSTEMS SOFTWARE (0.5%)
    Telcordia Technologies, Inc.
       Term Loan
       5.972%-6.07%, due 9/15/12                                         3,491,250     3,475,976
                                                                                     -----------
    TEXTILES (0.9%)
&   Spring Industries, Inc.
       Term Loan B
       6.25%, due 12/07/10                                               6,218,750     6,226,523
                                                                                     -----------
    TIRE & RUBBER (0.3%)
    Goodyear Tire & Rubber Co. (The)
       Second Lien Term Loan
       6.32%, due 4/30/10                                                1,750,000     1,760,938
                                                                                     -----------
    TRUCKING (0.3%)
    Performance Transportation Services
       Credit Link Deposit
       7.74%, due 1/31/10                                                  586,957       566,413
       Term Loan
       7.74%, due 1/31/12                                                  843,261       813,747
    Sirva Worldwide, Inc.
       Term Loan
       6.34%-6.52%, due 12/01/10                                         1,000,000       958,750
                                                                                     -----------
                                                                                       2,338,910
                                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (3.5%)
    American Tower, Inc.
       Term Loan A
       5.23%-5.40%, due 2/28/11                                          5,000,000     5,021,250
    Centennial Cellular Operating
       Term Loan
       5.57%-5.77%, due 2/09/11                                          3,962,412     4,021,139
    Nextel Partners Operating Corp.
       Tranche D Term Loan
       4.83%, due 5/31/12                                                2,000,000     2,011,500
    PanAmSat Corp.
       Term Loan A1
       5.159%, due 8/20/09                                                 585,145       590,864
       Term Loan A2
       5.159%, due 8/20/09                                                 305,955       308,945
       Term Loan B1
       5.65%, due 8/22/11                                                2,977,410     3,021,079
    Spectrasite Communications, Inc.
       Term Loan B

       4.91%, due 5/19/12                                                3,980,000     4,013,997
    Western Wireless Corp.
       5.54%-5.63%, due 5/28/10                                          1,658,878     1,660,359
       6.19%-6.44%, due 5/31/11                                          2,977,500     2,982,285
                                                                                     -----------
                                                                                      23,631,418
                                                                                     -----------
    Total Floating Rate Loans
       (Cost $557,711,239)                                                           559,071,456
                                                                                     -----------

                                                                         PRINCIPAL
                                                                           AMOUNT       VALUE
                                                                         ---------   -----------
    FOREIGN FLOATING RATE LOANS (5.3%)

    ALUMINUM (0.2%)
    Novelis, Inc.
       Term Loan
       4.96%, due 1/0912                                                 1,264,793     1,280,602
                                                                                      -----------
    BROADCASTING & CABLE TV (0.6%)
    New Skies Satellites B.V.
       Term Loan
       5.688%-5.875%, due 5/2/11                                         1,987,478     2,011,612
    UPC Broadband Holdings B.V.
       Term Loan H-2
       6.254%, due 9/30/12                                               2,000,000     2,012,222
                                                                                     -----------
                                                                                       4,023,834
                                                                                     -----------
    CONSTRUCTION MATERIALS (0.6%)
    St. Mary's Cement, Inc.
       Term Loan B
       5.49%, due 12/4/09                                                3,969,798     3,997,090
                                                                                     -----------
    DIVERSIFIED CHEMICALS (0.5%)
    Invista Canada Co.
       Tranche B2 Term loan
       5.75%, due 4/29/11                                                1,021,794     1,036,695
    Invista S.A.R.L.
       Tranche B1 Term loan
       5.75%, due 4/29/11                                                2,355,088     2,389,433
                                                                                     -----------
                                                                                       3,426,128
                                                                                     -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS (1.1%)
    Invensys International Holdings Ltd.
       Bonding Facility
       6.35%, due 3/5/09                                                   972,960       980,257
       2nd Liem Term Loan
       0.0%, due 12/5/09                                                 2,000,000     2,016,250
       Term Loan B1
       6.88%, due 9/5/09                                                 4,181,993     4,234,269
                                                                                     -----------
                                                                                       7,230,776
                                                                                     -----------
    GENERAL MERCHANDISE STORES (0.6%)
    Dollarama Group L.P.
       Term Loan B
       5.44%, due 11/18/11                                               3,980,000     4,009,849
                                                                                     -----------
    PHARMACEUTICALS (0.1%)
    Warner Chilcott Corp.
       Tranche D Term Loan
       6.18%, due 1/18/12                                                  506,841       511,818
                                                                                     -----------
    TRADING COMPANIES & DISTRIBUTORS (0.7%)
    Ashtead Group PLC
       Term Loan
       5.5625%, due 11/12/09                                             5,000,000     5,064,584
                                                                                     -----------
    WIRELESS TELECOMMUNICATIONS (1.0%)

&   Intelsat Bermuda Ltd.
       Term Loan
       5.25%, due 7/28/11                                                6,965,000     7,020,720
                                                                                     -----------
    Total Foreign Floating Rate Loans
       (Cost $36,504,163)                                                             36,565,401
                                                                                     -----------
    Total Long-Term Investments
       (Cost $598,222,812)                                                           599,791,857
                                                                                     -----------

                                                                          PRINCIPAL
                                                                           AMOUNT         VALUE
                                                                         ----------   ------------
    SHORT-TERM INVESTMENTS (10.8%)

    FEDERAL AGENCIES (10.8%)
    Federal Home Loan Bank
       0.00%, due 7/26/05                                                73,060,000     73,060,000
                                                                                      ------------
    Total Short-Term Investments
       (Cost $73,060,000)                                                               73,060,000
                                                                                      ------------
    Total Investments
       (Cost $671,282,812)                                         (c)         99.5%   672,851,857(d)
    Cash and Other Assets
        Less Liabilities                                                        0.5      3,135,233
                                                                         ----------   ------------
    Net Assets                                                                100.0%  $675,987,090
                                                                         ==========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b) Floating Rate Loans generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July, 31, 2005. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c) The cost stated also represents the aggregate cost for federal tax purposes.

(d) At July 31, 2005 net unrealized appreciation was $1,569,045, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,845,278 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,276,233.

MAINSTAY GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          SHARES      VALUE
                                                                         -------   -----------
    INVESTMENT COMPANIES (98.7%)                                    +
    MainStay All Cap Growth Fund                                   (a)    59,646   $ 1,380,218
    MainStay Common Stock Fund                                     (a)   296,448     3,809,362
    MainStay International Equity Fund                             (a)   167,120     2,262,808
    MainStay Large Cap Growth Fund                                 (a)   364,832     1,940,906
    MainStay MAP Fund                                              (a)    16,002       574,790
    MainStay Mid Cap Growth Fund                                   (a)     2,021        23,662
    MainStay S&P 500 Index Fund                                           21,164       606,764
    MainStay Small Cap Opportunity Fund                            (a)    19,107       395,141
                                                                         -------   -----------
    Total Investments
    (Cost $10,486,370)                                             (b)      98.7%   10,993,651(c)
    Cash and Other Assets
    Less Liabilities                                                         1.3       140,601
                                                                         -------   -----------
    Net Assets                                                             100.0%  $11,134,252
                                                                         =======   ===========

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2005 net unrealized appreciation was $507,281 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $507,422 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $141.

MAINSTAY INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          PRINCIPAL
                                                                           AMOUNT        VALUE
                                                                         ----------   ----------
    LONG-TERM BONDS (98.4%)                                        +
    ASSET-BACKED SECURITIES (0.7%)

    AIRLINES (0.1%)
    Continental Airlines, Inc., Series 1992-2, Class A1
    7.256%, due 3/15/20                                                  $   73,477   $   75,200
    Northwest Airlines, Inc.
    Series 2000-1, Class G
    8.072%, due 4/1/21                                                      129,489      138,618
                                                                                      ----------
                                                                                         213,818
                                                                                      ----------
    CREDIT CARDS (0.6%)
    Bank One Issuance Trust
    Series 2002-A3, Class A3
    3.59%, due 5/17/10                                                    1,000,000      984,886
    MBNA Credit Card Master Note Trust
    Series 2002-A1, Class A1
    4.95%, due 6/15/09                                                    1,000,000    1,010,897
                                                                                      ----------
                                                                                       1,995,783
                                                                                      ----------
    Total Asset-Backed Securities
       (Cost $2,230,010)                                                               2,209,601
                                                                                      ----------
    CORPORATE BONDS (19.8%)

    AEROSPACE (0.4%)
    Boeing Co. (The)
    6.125%, due 2/15/33                                                     250,000      278,910
    General Dynamics Corp.
    4.25%, due 5/15/13                                                      100,000       97,245
    Goodrich Corp.
    6.45%, due 12/15/07                                                      46,000       47,777
    Litton Industries, Inc., Senior Note
    8.00%, due 10/15/09                                                     100,000      111,826
    Lockheed Martin Corp.
    7.65%, due 5/1/16                                                       250,000      304,112
    Northrop Grumman Corp.
    7.125%, due 2/15/11                                                     100,000      111,222
    7.875%, due 3/1/26                                                      100,000      129,165
    Raytheon Co.
    5.50%, due 11/15/12                                                     100,000      103,414
    6.40%, due 12/15/18                                                     100,000      110,886
    6.75%, due 8/15/07                                                       88,000       91,546
                                                                                      ----------
                                                                                       1,386,103
                                                                                      ----------
    AUTO MANUFACTURING (1.7%)
    DaimlerChrysler NA Holding Corp.
    6.40%, due 5/15/06                                                      250,000      253,989
    8.50%, due 1/18/31                                                      250,000      320,436
    DaimlerChrysler NA Holding Corp., Guaranteed Note
    4.05%, due 6/4/08                                                       250,000      244,837
    Ford Motor Credit Co.
    6.50%, due 1/25/07                                                      250,000      252,615

    7.25%, due 10/25/11                                                     250,000      246,053
    Ford Motor Credit Co., Global Note
    6.875%, due 2/1/06                                                      200,000      201,984
    7.00%, due 10/1/13                                                      350,000      340,033
    7.375%, due 2/1/11                                                      500,000      496,742
    7.875%, due 6/15/10                                                     504,000      508,692
    Ford Motor Credit Co., Senior Note
    4.95%, due 1/15/08                                                      250,000      240,764
    General Motors Acceptance Corp.
    6.125%, due 8/28/07                                                     250,000      249,564
    6.15%, due 4/5/07                                                       100,000       99,933
    General Motors Acceptance Corp., Global Note
    6.125%, due 9/15/06                                                     700,000      704,613
    General Motors Acceptance Corp., Senior Note
    5.85%, due 1/14/09                                                      100,000       96,606
    6.875%, due 8/28/12                                                     400,000      383,063
    General Motors Corp., Senior Note
    7.125%, due 7/15/13                                                     100,000       94,000
    8.375%, due 7/15/33                                                     500,000      451,250
    Toyota Motor Credit Corp., Global Note
    4.25%, due 3/15/10                                                      100,000       98,951
                                                                                      ----------
                                                                                       5,284,125
                                                                                      ----------
    AUTO PARTS & EQUIPMENT (0.0%)                                  ++
    Lear Corp., Series B
    5.75%, due 8/1/14                                                       100,000       89,277
                                                                                      ----------
    BANKS (3.1%)
    ABN Amro Bank NV, Subordinated Note
    7.55%, due 6/28/06                                                      403,000      414,492
    Bank of America Corp.
    5.375%, due 6/15/14                                                     250,000      258,982
    Bank of America Corp., Senior Note
    5.875%, due 2/15/09                                                     250,000      260,754
    Bank of America Corp., Subordinated Note
    7.40%, due 1/15/11                                                      500,000      567,851
    Bank One Corp.
    6.875%, due 8/1/06                                                      250,000      255,959
    Bank One Corp., Subordinated Note
    5.90%, due 11/15/11                                                     250,000      264,422
    Branch Banking & Trust Co. Wilson North
    Carolina
    4.875%, due 1/15/13                                                     100,000      100,380
    Capital One Bank
    4.25%, due 12/1/08                                                      100,000       98,545
    5.125%, due 2/15/14                                                     100,000       99,701
    Citigroup, Inc., Global Senior Note
    5.00%, due 3/6/07                                                       250,000      252,799
    Citigroup, Inc., Global Subordinated Note
    4.875%, due 5/7/15                                                      350,000      346,642
    5.625%, due 8/27/12                                                     100,000      104,637
    5.875%, due 2/22/33                                                     250,000      263,580
    Fleet National Bank
    5.75%, due 1/15/09                                                      250,000      259,354
    HSBC Bank USA NA, Senior Note
    3.875%, due 9/15/09                                                     100,000       97,185
    HSBC Finance Corp.
    5.00%, due 6/30/15                                                      250,000      247,563
    JPMorgan Chase & Co.
    4.875%, due 3/15/14                                                     250,000      247,132
    JPMorgan Chase & Co., Global Note
    6.75%, due 2/1/11                                                       500,000      544,582

    JPMorgan Chase & Co., Global Subordinated Note
    5.75%, due 1/2/13                                                       200,000      210,812
    Key Bank National Association
    5.00%, due 7/17/07                                                      100,000      100,917
    Key Bank National Association, Subordinated Note
    5.80%, due 7/1/14                                                        50,000       52,758
    MBNA America Bank NA, Senior Note
    5.375%, due 1/15/08                                                     300,000      306,082
    Mellon Funding Corp., Subordinated Note
    5.00%, due 12/1/14                                                      250,000      252,078
    National City Bank of Pennsylvania
    6.25%, due 3/15/11                                                      250,000      269,844
    PNC Bank NA
    5.25%, due 1/15/17                                                       75,000       75,835
    PNC Funding Corp., Subordinated Note
    7.50%, due 11/1/09                                                      100,000      110,327
    Popular North America, Inc.
    4.70%, due 6/30/09                                                      100,000       99,651
    Sanwa Bank, Ltd., Subordinated Note
    7.40%, due 6/15/11                                                      100,000      111,532
    Suntrust Banks, Inc.
    5.05%, due 7/1/07                                                       250,000      252,133
    Union Bank Switzerland, Subordinated Note
    7.25%, due 7/15/06                                                      250,000      255,225
    US Bank NA
    6.375%, due 8/1/11                                                      250,000      271,505
    Wachovia Bank NA/Old, Subordinated Note
    4.875%, due 2/1/15                                                      250,000      248,310
    Wachovia Bank National Association
    4.85%, due 7/30/07                                                      500,000      505,479
    Wachovia Corp., Old, Subordinated Note
    6.25%, due 8/4/08                                                       250,000      261,500
    Washington Mutual Financial Corp., Senior Note
    6.875%, due 5/15/11                                                     100,000      110,323
    Washington Mutual, Inc.
    4.00%, due 1/15/09                                                      100,000       97,973
    Washington Mutual, Inc., Senior Note
    4.20%, due 1/15/10                                                      250,000      244,498
    7.50%, due 8/15/06                                                      250,000      257,417
    Wells Fargo & Co., Series J
    4.20%, due 1/15/10                                                      350,000      344,827
    Wells Fargo Bank NA
    6.45%, due 2/1/11                                                       500,000      542,725
    World Savings Bank FSB
    4.125%, due 12/15/09                                                    100,000       97,981
                                                                                      ----------
                                                                                       9,764,292
                                                                                      ----------
    BEVERAGE/BOTTLING (0.3%)
    Anheuser-Busch Cos., Inc.
    5.95%, due 1/15/33                                                      250,000      275,676
    Coca-Cola Enterprises, Inc.
    8.50%, due 2/1/22                                                       252,000      334,933
    Pepsi Bottling Holdings, Inc.
    5.625%, due 2/17/09                                            (a)      250,000      259,156
                                                                                      ----------
                                                                                         869,765
                                                                                      ----------
    BROADCAST/OUTDOOR (0.1%)
    Clear Channel Communications, Inc.
    5.50%, due 9/15/14                                                      100,000       93,691
    6.00%, due 11/1/06                                                      200,000      202,486
    Clear Channel Communications, Inc., Senior Note


    7.65%, due 9/15/10                                                      100,000      106,824
                                                                                      ----------
                                                                                         403,001
                                                                                      ----------
    BUILDING MATERIALS (0.2%)
    American Standard, Inc., Senior Note
    7.375%, due 2/1/08                                                       50,000       52,956
    CRH America, Inc.
    5.30%, due 10/15/13                                                     100,000      101,587
    Masco Corp.
    4.80%, due 6/15/15                                                      200,000      194,623
    6.75%, due 3/15/06                                                      100,000      101,517
                                                                                      ----------
                                                                                         450,683
                                                                                      ----------
    CABLE (1.1%)
    Comcast Cable Communications
    6.375%, due 1/30/06                                                     100,000      101,112
    Comcast Cable Communications Holdings, Inc.
    8.375%, due 3/15/13                                                     250,000      300,526
    Comcast Cable Communications, Senior Note
    7.125%, due 6/15/13                                                     250,000      281,861
    Comcast Corp.
    4.95%, due 6/15/16                                                      100,000       97,501
    5.65%, due 6/15/35                                                      100,000       97,542
    COX Communications, Inc.
    3.875%, due 10/1/08                                                      40,000       38,820
    5.45%, due 12/15/14                                                     100,000      100,430
    7.75%, due 8/15/06                                                      100,000      103,288
    7.75%, due 11/1/10                                                      200,000      223,074
    Historic TW, Inc., Guaranteed Note
    6.625%, due 5/15/29                                                     250,000      274,208
    Liberty Media Corp., Senior Note
    8.25%, due 2/1/30                                                       100,000      100,904
    News America, Inc.
    5.30%, due 12/15/14                                                     200,000      201,393
    News America, Inc., Guaranteed Note
    7.25%, due 5/18/18                                                      100,000      114,519
    Time Warner, Inc.
    6.75%, due 4/15/11                                                      250,000      273,333
    6.875%, due 5/1/12                                                      125,000      139,218
    7.625%, due 4/15/31                                                     150,000      184,827
    Viacom, Inc., Senior Note
    5.625%, due 8/15/12                                                     350,000      352,198
    Walt Disney Co.
    6.375%, due 3/1/12                                                      250,000      271,947
    Walt Disney Co., Senior Note
    6.75%, due 3/30/06                                                      100,000      101,663
                                                                                      ----------
                                                                                       3,358,364
                                                                                      ----------
    CAPITAL GOODS (0.3%)
    Emerson Electric Co.
    7.125%, due 8/15/10                                                     250,000      277,941
    Honeywell International, Inc.
    7.50%, due 3/1/10                                                       100,000      111,975
    Textron Financial Corp.
    4.125%, due 3/3/08                                                      125,000      123,713
    United Technologies Corp.
    6.35%, due 3/1/11                                                       250,000      272,678
                                                                                      ----------
                                                                                         786,307
                                                                                      ----------
    CHEMICALS (0.3%)
    Dow Chemical Co. (The)

    6.00%, due 10/1/12                                                      200,000      214,370
    Eastman Chemical Co.
    7.25%, due 1/15/24                                                      100,000      117,421
    EI Du Pont de Nemours & Co.
    4.75%, due 11/15/12                                                     250,000      252,191
    ICI Wilmington, Inc.
    4.375%, due 12/1/08                                                     100,000       98,244
    Lubrizol Corp., Senior Note
    5.50%, due 10/1/14                                                      100,000      101,501
    Praxair, Inc.
    3.95%, due 6/1/13                                                       100,000       94,589
    Rohm & Haas Co.
    7.85%, due 7/15/29                                                      100,000      133,695
                                                                                      ----------
                                                                                       1,012,011
                                                                                      ----------
    CONSUMER PRODUCTS (0.2%)
    Procter & Gamble Co.
    5.80%, due 8/15/34                                                       75,000       81,346
    Procter & Gamble Co., Global Note
    6.875%, due 9/15/09                                                     250,000      272,248
    Unilever Capital Corp.
    6.875%, due 11/1/05                                                     285,000      287,070
    Unilever Capital Corp., Senior Note
    5.90%, due 11/15/32                                                     100,000      107,475
                                                                                      ----------
                                                                                         748,139
                                                                                      ----------
    DIVERSIFIED TELECOMMUNICATIONS (1.0%)
    Alltel Corp., Senior Note
    4.656%, due 5/17/07                                                     100,000      100,317
    7.00%, due 7/1/12                                                       250,000      280,388
    BellSouth Corp.
    5.20%, due 9/15/14                                                      100,000      101,415
    6.00%, due 11/15/34                                                     100,000      104,179
    6.875%, due 10/15/31                                                    250,000      288,032
    CenturyTel, Inc., Series H, Senior Note
    8.375%, due 10/15/10                                                    100,000      113,921
    SBC Communications, Inc., Global Note
    5.10%, due 9/15/14                                                      200,000      201,090
    5.875%, due 2/1/12                                                      100,000      105,401
    6.15%, due 9/15/34                                                      250,000      265,727
    Sprint Capital Corp.
    8.375%, due 3/15/12                                                     500,000      592,978
    8.75%, due 3/15/32                                                      100,000      137,607
    Verizon Global Funding Corp.
    6.125%, due 6/15/07                                                     250,000      257,722
    7.75%, due 12/1/30                                                      250,000      316,474
    Verizon Pennsylvania, Inc., Series A
    5.65%, due 11/15/11                                                     250,000      257,373
                                                                                      ----------
                                                                                       3,122,624
                                                                                      ----------
    ELECTRIC UTILITIES (1.4%)
    AmerenUE
    4.65%, due 10/1/13                                                      100,000       98,765
    American Electric Power Co., Inc., Series C, Senior Note
    5.375%, due 3/15/10                                                     200,000      204,484
    Arizona Public Service Co.
    6.375%, due 10/15/11                                                    100,000      108,440
    CenterPoint Energy Houston Electric LLC, Series K2
    6.95%, due 3/15/33                                                      100,000      121,215
    Consolidated Edison Co. of New York, Inc.
    5.625%, due 7/1/12                                                      100,000      105,075

    Constellation Energy Group, Inc., Senior Note
    6.125%, due 9/1/09                                                      100,000      104,940
    Consumers Energy Co., Series B
    5.375%, due 4/15/13                                                     100,000      101,827
    Dominion Resources, Inc., Senior Note
    5.00%, due 3/15/13                                                      100,000       99,532
    Dominion Resources, Inc., Series B, Senior Note
    6.25%, due 6/30/12                                                      150,000      160,344
    Dominion Resources, Inc., VA, Senior Note
    5.15%, due 7/15/15                                                      100,000       99,505
    DTE Energy Co.
    7.05%, due 6/1/11                                                       100,000      109,683
    Duke Energy Corp., Senior Note
    6.45%, due 10/15/32                                                     250,000      275,587
    FirstEnergy Corp., Series B
    6.45%, due 11/15/11                                                     250,000      268,843
    FirstEnergy Corp., Series C
    7.375%, due 11/15/31                                                     50,000       60,133
    FPL Group Capital, Inc., Guaranteed Note
    7.375%, due 6/1/09                                                      250,000      273,650
    Midamerican Energy Holdings Co., Senior Note
    5.875%, due 10/1/12                                                     100,000      104,082
    Midamerican Funding LLC, Senior Secured Note
    6.75%, due 3/1/11                                                       100,000      108,681
    Northern States Power-Minnesota, Senior Note
    6.875%, due 8/1/09                                                      100,000      107,626
    Pacific Gas & Electric Co.
    6.05%, due 3/1/34                                                       250,000      268,022
    Pepco Holdings, Inc.
    6.45%, due 8/15/12                                                      100,000      107,685
    Progress Energy, Inc., Senior Note
    6.85%, due 4/15/12                                                      400,000      437,985
    PSI Energy, Inc.
    5.00%, due 9/15/13                                                      100,000      100,100
    San Diego Gas & Electric Co.
    5.35%, due 5/15/35                                                       25,000       25,169
    SCANA Corp.
    6.25%, due 2/1/12                                                       100,000      107,237
    Southern California Edison Co.
    5.00%, due 1/15/14                                                      100,000      100,655
    6.00%, due 1/15/34                                                      100,000      108,606
    Southern Power Co., Senior Note
    6.25%, due 7/15/12                                                      100,000      107,357
    TXU Electric Delivery Co.
    7.00%, due 9/1/22                                                       100,000      114,613
    TXU Electric Delivery Co., Senior Secured Note
    6.375%, due 5/1/12                                                      100,000      108,113
    Wisconsin Energy Corp., Senior Note
    6.50%, due 4/1/11                                                       100,000      107,685
    Wisconsin Power & Light
    6.25%, due 7/31/34                                                       50,000       54,073
                                                                                      ----------
                                                                                       4,259,712
                                                                                      ----------
    ELECTRONICS (0.0%)                                              ++
    Motorola, Inc.
    7.50%, due 5/15/25                                                      100,000      119,521
                                                                                      ----------
    ENVIRONMENTAL SERVICES (0.1%)
    Republic Services, Inc.
    6.75%, due 8/15/11                                                       50,000       54,451
    Waste Management, Inc.

    5.00%, due 3/15/14                                                      50,000      49,276
    7.125%, due 12/15/17                                                   100,000     113,660
    Waste Management, Inc., Senior Note
    7.00%, due 10/15/06                                                    100,000     102,908
                                                                                     ---------
                                                                                       320,295
                                                                                     ---------
    FINANCE--OTHER (0.2%)
    American Express Travel Related Services Co., Inc.,
    Series E
    3.625%, due 2/20/09                                                    250,000     241,993
    National Rural Utilities Cooperative Finance Corp.,
    Global Note
    5.75%, due 8/28/09                                                     250,000     260,412
    SLM Corp.
    5.625%, due 8/1/33                                                     250,000     259,171
                                                                                     ---------
                                                                                       761,576
                                                                                     ---------
    FOOD PROCESSORS (0.7%)
    Altria Group, Inc.
    7.65%, due 7/1/08                                                      100,000     107,588
    Archer-Daniels-Midland Co.
    8.125%, due 6/1/12                                                     250,000     296,334
    Bunge, Ltd. Finance Corp., Guaranteed Senior Note
    5.35%, due 4/15/14                                                     100,000     101,131
    Campbell Soup Co.
    4.875%, due 10/1/13                                                    100,000     100,160
    ConAgra Foods, Inc.
    6.00%, due 9/15/06                                                     100,000     101,228
    7.875%, due 9/15/10                                                    100,000     112,818
    General Mills, Inc.
    5.125%, due 2/15/07                                                    100,000     100,954
    6.00%, due 2/15/12                                                      65,000      69,363
    HJ Heinz Finance Co., Guaranteed Note
    6.625%, due 7/15/11                                                    300,000     327,564
    Kellogg Co.
    6.60%, due 4/1/11                                                      200,000     218,022
    Kraft Foods, Inc.
    5.25%, due 10/1/13                                                     100,000     102,189
    6.25%, due 6/1/12                                                      250,000     269,863
    Sara Lee Corp.
    6.25%, due 9/15/11                                                     150,000     158,750
    Tyson Foods, Inc.
    7.25%, due 10/1/06                                                     140,000     144,486
                                                                                     ---------
                                                                                     2,210,450
                                                                                     ---------
    GAMING (0.1%)
    Harrah's Operating Co., Inc., Guaranteed Senior Note
    5.625%, due 6/1/15                                             (a)      50,000      50,654
    8.00%, due 2/1/11                                                      100,000     113,283
                                                                                     ---------
                                                                                       163,937
                                                                                     ---------
    GAS PIPELINES (0.2%)
    Enterprise Products Operating, LP, Guaranteed Senior
    Note
    5.75%, due 3/1/35                                              (a)     100,000      95,622
    Enterprise Products Operating, LP, Senior Note
    6.875%, due 3/1/33                                                     100,000     110,275
    Kinder Morgan Energy Partners, LP
    6.75%, due 3/15/11                                                     200,000     217,221
    7.125%, due 3/15/12                                                    150,000     166,754
    Kinder Morgan, Inc., Senior Note
    5.15%, due 3/1/15                                                      100,000      99,325
                                                                                     ---------
                                                                                       689,197
                                                                                     ---------

    GAS UTILITIES--LOCAL DISTRIBUTORS (0.3%)
    KeySpan Corp.
    4.65%, due 4/1/13                                                      100,000      98,513
    Michigan Consolidated Gas, Series B
    7.15%, due 5/30/06                                                     375,000     382,905
    Nisource Finance Corp., Guaranteed Note
    7.625%, due 11/15/05                                                   100,000     100,997
    Nisource Finance Corp., Senior Note
    6.15%, due 3/1/13                                                      100,000     106,264
    Sempra Energy
    6.00%, due 2/1/13                                                      100,000     105,014
                                                                                     ---------
                                                                                       793,693
                                                                                     ---------
    HEALTH CARE SUPPLIES (0.0%)                                    ++
    Cardinal Health, Inc.
    4.00%, due 6/15/15                                                     100,000      90,969
                                                                                     ---------
    HOME BUILDERS (0.1%)
    Centex Corp.
    7.50%, due 1/15/12                                                     100,000     112,235
    Lennar Corp., Senior Note
    5.60%, due 5/31/15                                                      50,000      50,318
    Pulte Homes, Inc., Senior Note
    7.875%, due 8/1/11                                                     100,000     113,788
                                                                                     ---------
                                                                                       276,341
                                                                                     ---------
    INDEPENDENT FINANCE (1.6%)
    American General Finance Corp., Series G
    5.75%, due 3/15/07                                                     250,000     254,267
    CIT Group, Inc., Senior Note
    5.75%, due 9/25/07                                                     250,000     256,198
    7.75%, due 4/2/12                                                      250,000     287,901
    CitiFinancial
    8.70%, due 6/15/10                                                     227,000     265,468
    General Electric Capital Corp.
    5.00%, due 6/15/07                                                     750,000     758,974
    6.00%, due 6/15/12                                                   1,125,000   1,203,511
    6.75%, due 3/15/32                                                     250,000     299,757
    6.80%, due 11/1/05                                                     250,000     251,839
    Household Finance Corp.
    5.75%, due 1/30/07                                                     250,000     254,961
    6.375%, due 10/15/11                                                   550,000     589,474
    6.40%, due 6/17/08                                                     250,000     262,111
    International Lease Finance Corp., Series O
    4.375%, due 11/1/09                                                    250,000     246,832
                                                                                     ---------
                                                                                     4,931,293
                                                                                     ---------
    INFORMATION/DATA TECHNOLOGY (0.3%)
    Computer Sciences Corp.
    5.00%, due 2/15/13                                                     100,000      99,650
    Electronic Data Systems Corp., Series B, Senior Note
    6.50%, due 8/1/13                                                      100,000     101,341
    First Data Corp.
    4.70%, due 8/1/13                                                      100,000      98,427
    Hewlett-Packard Co., Global Note
    3.625%, due 3/15/08                                                    250,000     244,498
    International Business Machines Corp.
    4.25%, due 9/15/09                                                     150,000     148,654
    6.50%, due 1/15/28                                                     100,000     115,497
    7.50%, due 6/15/13                                                     100,000     116,898
                                                                                     ---------
                                                                                       924,965
                                                                                     ---------

    INTEGRATED OIL (0.5%)
    Amerada Hess Corp.
    7.30%, due 8/15/31                                                     100,000     118,653
    Amoco Co.
    6.50%, due 8/1/07                                                      250,000     259,775
    ConocoPhillips
    5.90%, due 10/15/32                                                    250,000     272,985
    ConocoPhillips Holding Co.
    6.35%, due 4/15/09                                                     150,000     159,545
    Marathon Oil Corp.
    6.80%, due 3/15/32                                                     100,000     115,421
    PEMEX Project Funding Master Trust
    7.375%, due 12/15/14                                                   350,000     386,750
    Texaco Capital, Inc.
    9.75%, due 3/15/20                                                     176,000     262,062
                                                                                     ---------
                                                                                     1,575,191
                                                                                     ---------
    LIFE INSURANCE (0.4%)
    Aetna, Inc., Senior Note
    7.875%, due 3/1/11                                                     100,000     114,524
    AIG SunAmerica Global Financing VI, Senior
    Note
    6.30%, due 5/10/11                                             (a)     250,000     267,995
    Assurant, Inc., Senior Note
    5.625%, due 2/15/14                                                    100,000     103,123
    Genworth Financial, Inc.
    5.75%, due 6/15/14                                                      50,000      52,445
    Metlife, Inc.
    5.00%, due 11/24/13                                                     50,000      50,143
    Metlife, Inc., Senior Note
    5.00%, due 6/15/15                                                     100,000      99,842
    6.125%, due 12/1/11                                                    100,000     106,760
    Prudential Financial, Inc.
    5.10%, due 9/20/14                                                     100,000     100,730
    UnitedHealth Group, Inc.
    5.00%, due 8/15/14                                                     100,000     100,939
    WellPoint, Inc.
    5.95%, due 12/15/34                                                    150,000     159,539
                                                                                     ---------
                                                                                     1,156,040
                                                                                     ---------
    MACHINERY (0.2%)
    Caterpillar, Inc.
    8.00%, due 2/15/23                                                     250,000     327,817
    John Deere Capital Corp.
    7.00%, due 3/15/12                                                     250,000     281,239
                                                                                     ---------
                                                                                       609,056
                                                                                     ---------
    METALS/MINING (0.1%)
    Alcoa, Inc., Senior Note
    6.00%, due 1/15/12                                                     250,000     266,618
                                                                                     ---------
    MORTGAGE BANKING (0.2%)
    Countrywide Home Loans, Inc.
    3.25%, due 5/21/08                                                     250,000     240,812
    5.625%, due 5/15/07                                                    100,000     101,827
    Residential Capital Corp.
    6.375%, due 6/30/10                                            (a)     125,000     127,009
                                                                                     ---------
                                                                                       469,648
                                                                                     ---------
    OIL REFINING & MARKETING (0.0%)                                ++
    Valero Energy Corp.

    7.50%, due 4/15/32                                                     100,000     122,143
                                                                                     ---------
    OIL SERVICE (0.0%)                                             ++
    Halliburton Co., Senior Note
    5.50%, due 10/15/10                                                    100,000     103,346
                                                                                     ---------
    PAPER/FOREST PRODUCTS (0.2%)
    International Paper Co.
    5.25%, due 4/1/16                                                      100,000      97,289
    5.85%, due 10/30/12                                                    100,000     103,138
    MeadWestvaco Corp.
    6.85%, due 4/1/12                                                      100,000     110,217
    Weyerhaeuser Co.
    6.75%, due 3/15/12                                                     200,000     217,630
    7.375%, due 3/15/32                                                    100,000     117,167
                                                                                     ---------
                                                                                       645,441
                                                                                     ---------
    PHARMACEUTICALS (0.5%)
    Bristol-Myers Squibb Co.
    5.75%, due 10/1/11                                                     250,000     263,153
    Eli Lilly & Co.
    4.50%, due 3/15/18                                                     100,000      94,929
    GlaxoSmithKline Capital, Inc., Guaranteed Note
    4.375%, due 4/15/14                                                    100,000      97,000
    Merck & Co., Inc.
    4.75%, due 3/1/15                                                      250,000     246,035
    Pfizer, Inc.
    4.65%, due 3/1/18                                                      300,000     291,911
    Schering-Plough Corp., Senior Note
    6.75%, due 12/1/33                                                     100,000     118,577
    Wyeth
    5.50%, due 3/15/13                                                     250,000     258,697
    Wyeth, Senior Note
    5.50%, due 2/1/14                                                       50,000      51,748
    6.45%, due 2/1/24                                                      100,000     111,685
                                                                                     ---------
                                                                                     1,533,735
                                                                                     ---------
    POWER (0.1%)
    Exelon Corp., Senior Note
    6.75%, due 5/1/11                                                      200,000     218,269
    PSEG Power LLC, Senior Note
    7.75%, due 4/15/11                                                     100,000     113,833
                                                                                     ---------
                                                                                       332,102
                                                                                     ---------
    PROPERTY & CASUALTY INSURANCE (0.4%)
    Allstate Corp. (The), Senior Note
    5.00%, due 8/15/14                                                     150,000     150,676
    7.20%, due 12/1/09                                                     100,000     109,873
    AON Corp., Senior Note
    7.375%, due 12/14/12                                                   100,000     112,521
    Berkshire Hathaway Finance Corp., Guaranteed Senior
    Note
    4.85%, due 1/15/15                                             (a)     250,000     247,680
    Chubb Corp.
    5.20%, due 4/1/13                                                      100,000     101,452
    Hartford Financial Services Group, Inc., Senior Note
    7.90%, due 6/15/10                                                     100,000     113,016
    Marsh & McLennan Cos., Inc., Senior Note
    5.375%, due 7/15/14                                                    100,000      96,656
    Safeco Corp., Senior Note
    4.20%, due 2/1/08                                                      100,000      98,682
    Travelers Property Casualty Corp.

    5.00%, due 3/15/13                                                     100,000      99,399
                                                                                     ---------
                                                                                     1,129,955
                                                                                     ---------
    PUBLISHING (0.1%)
    Belo Corp., Senior Note
    8.00%, due 11/1/08                                                     100,000     107,302
    RR Donnelley & Sons Co., Senior Note
    5.50%, due 5/15/15                                             (a)     100,000      99,321
                                                                                     ---------
                                                                                       206,623
                                                                                     ---------
    RAILROADS (0.3%)
    Burlington Northern Santa Fe Corp.
    6.75%, due 7/15/11                                                     100,000     109,503
    7.125%, due 12/15/10                                                   100,000     110,939
    CSX Corp.
    6.30%, due 3/15/12                                                     100,000     107,575
    Norfolk Southern Corp.
    5.64%, due 5/17/29                                                     144,000     146,488
    6.00%, due 4/30/08                                                     100,000     103,252
    7.80%, due 5/15/27                                                       6,000       7,695
    Union Pacific Corp.
    5.75%, due 10/15/07                                                    100,000     102,466
    6.125%, due 1/15/12                                                    100,000     105,752
    6.65%, due 1/15/11                                                     100,000     109,110
                                                                                     ---------
                                                                                       902,780
                                                                                     ---------
    REAL ESTATE INVESTMENT TRUSTS (0.5%)
    Archstone-Smith Operating Trust
    5.25%, due 5/1/15                                                      100,000      99,873
    AvalonBay Communities, Inc.
    4.95%, due 3/15/13                                                     100,000      98,594
    Boston Properties, Inc.
    6.25%, due 1/15/13                                                     100,000     106,456
    Camden Property Trust
    4.375%, due 1/15/10                                                    100,000      97,242
    Chelsea Property Group, Inc.
    6.00%, due 1/15/13                                                     100,000     104,197
    EOP Operating, LP
    7.75%, due 11/15/07                                                    425,000     452,404
    EOP Operating, LP, Guaranteed Note
    4.75%, due 3/15/14                                                     100,000      96,924
    ERP Operating, LP
    6.95%, due 3/2/11                                                      100,000     109,158
    Liberty Property-LP
    5.125%, due 3/2/15                                                     100,000      98,215
    Regency Centers, LP, Guaranteed Note
    5.25%, due 8/1/15                                              (a)     100,000      99,379
    Simon Property Group, LP
    5.375%, due 8/28/08                                                    100,000     101,938
                                                                                     ---------
                                                                                     1,464,380
                                                                                     ---------
    RESTAURANTS (0.0%)                                             ++
    Yum! Brands, Inc., Senior Note
    8.875%, due 4/15/11                                                    100,000     119,471
                                                                                     ---------
    RETAIL (0.3%)
    Federated Department Stores, Inc., Senior Note
    6.625%, due 9/1/08                                                     100,000     105,666
    Lowe's Cos., Inc.
    6.875%, due 2/15/28                                                    100,000     120,504
    May Department Stores Co. (The)

    6.65%, due 7/15/24                                                      50,000      54,247
    6.70%, due 9/15/28                                                     100,000     108,402
    Target Corp.
    5.875%, due 3/1/12                                                     250,000     266,419
    Wal-Mart Stores, Inc.
    6.875%, due 8/10/09                                                    250,000     270,998
    7.55%, due 2/15/30                                                     100,000     132,016
                                                                                     ---------
                                                                                     1,058,252
                                                                                     ---------
    RETAIL FOOD/DRUG (0.2%)
    Albertson's, Inc., Senior Note
    8.00%, due 5/1/31                                                      100,000     120,771
    Kroger Co. (The)
    5.50%, due 2/1/13                                                      250,000     255,359
    Safeway, Inc.
    5.80%, due 8/15/12                                                     200,000     207,282
                                                                                     ---------
                                                                                       583,412
                                                                                     ---------
    SECONDARY OIL & GAS PRODUCERS (0.3%)
    Anadarko Finance Co., Senior Note
    6.75%, due 5/1/11                                                      100,000     109,025
    Burlington Resources, Inc.
    7.375%, due 3/1/29                                                     104,000     126,278
    Devon Financing Corp. LLC
    6.875%, due 9/30/11                                                    300,000     331,255
    Occidental Petroleum Corp.
    7.20%, due 4/1/28                                                      100,000     123,812
    Union Oil Co. Of California
    7.35%, due 6/15/09                                                     100,000     109,152
    XTO Energy, Inc., Senior Note
    5.30%, due 6/30/15                                                      75,000      75,150
                                                                                     ---------
                                                                                       874,672
                                                                                     ---------
    SECURITIES (1.5%)
    Bear Stearns Cos. (The), Inc., Global Note
    5.70%, due 11/15/14                                                    250,000     262,414
    Credit Suisse First Boston USA, Inc.
    6.50%, due 1/15/12                                                     250,000     273,096
    Credit Suisse First Boston USA, Inc., Senior Global
    Note
    5.125%, due 1/15/14                                                    100,000     101,452
    Credit Suisse First Boston USA, Inc., Senior
    Note
    3.875%, due 1/15/09                                                    125,000     122,277
    4.875%, due 1/15/15                                                    250,000     248,173
    Goldman Sachs Group, Inc., Senior Note
    4.75%, due 7/15/13                                                     250,000     245,786
    5.15%, due 1/15/14                                                     625,000     628,899
    5.70%, due 9/1/12                                                      450,000     469,602
    Lehman Brothers Holdings, Inc.
    4.80%, due 3/13/14                                                     200,000     198,172
    6.625%, due 2/5/06                                                     250,000     253,172
    7.00%, due 2/1/08                                                      250,000     264,317
    Merrill Lynch & Co., Inc.
    6.00%, due 2/17/09                                                     250,000     261,150
    Merrill Lynch & Co., Inc., Series B
    5.30%, due 9/30/15                                                     250,000     255,101
    Morgan Stanley
    3.625%, due 4/1/08                                                     250,000     244,221
    4.00%, due 1/15/10                                                     350,000     339,504
    6.60%, due 4/1/12                                                      175,000     190,867
    6.75%, due 10/15/13                                                    175,000     194,544
    Morgan Stanley, Global Note

    6.10%, due 4/15/06                                                      250,000       253,316
                                                                                      -----------
                                                                                        4,806,063
                                                                                      -----------
    SERVICE--OTHER (0.1%)
    Cendant Corp., Senior Note
    6.25%, due 1/15/08                                                      200,000       207,039
    IAC/InterActiveCorp, Senior Note
    7.00%, due 1/15/13                                                      100,000       104,979
    Science Applications International Corp.
    6.25%, due 7/1/12                                                       100,000       106,080
                                                                                      -----------
                                                                                          418,098
                                                                                      -----------
    TEXTILES (0.0%)                                                ++
    Jones Apparel Group, Inc., Senior Note
    5.125%, due 11/15/14                                                     50,000        47,772
                                                                                      -----------
    WIRELESS (0.2%)
    Cingular Wireless LLC, Senior Note
    6.50%, due 12/15/11                                                     100,000       108,724
    New Cingular Wireless Services, Inc.
    8.125%, due 5/1/12                                                      100,000       118,107
    New Cingular Wireless Services, Inc., Senior
    Note
    7.35%, due 3/1/06                                                       150,000       152,645
    8.75%, due 3/1/31                                                       100,000       138,154
                                                                                      -----------
                                                                                          517,630
                                                                                      -----------
    Total Corporate Bonds
       (Cost $60,916,067)                                                              61,759,068
                                                                                      -----------
    FOREIGN BONDS (1.8%)

    BANKS (0.5%)
    Bank of Tokyo-Mitsubishi (The), Ltd.,
    Global Senior Subordinated
    Note
    8.40%, due 4/15/10                                                      100,000       114,406
    HSBC Holdings PLC, Subordinated Note
    7.50%, due 7/15/09                                                      250,000       275,003
    KfW - Kreditanstalt fuer Wiederaufbau, Global Note
    3.375%, due 1/23/08                                                     550,000       539,557
    Landwirtschaftliche Rentenbank
    3.25%, due 6/19/08                                                      250,000       242,392
    Royal Bank of Scotland Group PLC
    5.00%, due 11/12/13                                                     100,000       101,178
    5.05%, due 1/8/15                                                       100,000       100,951
    UFJ Finance Aruba AEC, Guaranteed Note
    6.75%, due 7/15/13                                                      100,000       109,948
                                                                                      -----------
                                                                                        1,483,435
                                                                                      -----------
    BEVERAGE/BOTTLING (0.1%)
    Diageo Capital PLC, Global Note
    3.375%, due 3/20/08                                                     250,000       243,433
                                                                                      -----------
    BUILDING MATERIALS (0.0%)                                      ++
    Hanson Australia Funding, Ltd.
    5.25%, due 3/15/13                                                      100,000       100,530
                                                                                      -----------
    CAPITAL GOODS (0.0%)                                           ++
    Tyco International Group SA
    6.00%, due 11/15/13                                                     100,000       107,266
                                                                                      -----------
    DIVERSIFIED TELECOMMUNICATIONS (0.6%)
    British Telecommunications PLC
    8.375%, due 12/15/10                                                    100,000       116,852

    8.875%, due 12/15/30                                                    100,000       140,333
    Deutsche Telekom International Finance BV
    8.50%, due 6/15/10                                                      350,000       399,411
    9.25%, due 6/1/32                                                       100,000       147,113
    Deutsche Telekom International Finance BV,
    Global Note
    5.25%, due 7/22/13                                                      100,000       102,258
    France Telecom SA
    8.75%, due 3/1/31                                                       250,000       344,289
    Royal KPN NV
    8.00%, due 10/1/10                                                      100,000       114,045
    Telecom Italia Capital SA, Guaranteed Senior
    Note
    4.95%, due 9/30/14                                             (a)      150,000       147,028
    Telecom Italia Capital SA, Series C, Senior
    Note
    6.375%, due 11/15/33                                                    100,000       106,428
    Telefonica Europe BV
    7.35%, due 9/15/05                                                      150,000       150,585
    8.25%, due 9/15/30                                                      100,000       136,781
    Telefonos de Mexico SA de CV, Senior Note
    4.50%, due 11/19/08                                                     100,000        98,557
                                                                                      -----------
                                                                                        2,003,680
                                                                                      -----------
    ELECTRIC UTILITIES (0.0%)                                      ++
    Scottish Power PLC
    5.375%, due 3/15/15                                                     100,000       100,898
                                                                                      -----------
    LIFE INSURANCE (0.1%)
    Axa
    8.60%, due 12/15/30                                                     105,000       140,773
                                                                                      -----------
    METALS/MINING (0.1%)
    Alcan, Inc.
    5.00%, due 6/1/15                                                       100,000        98,696
    BHP Billiton Finance USA, Ltd.,
    Guaranteed Senior Note
    4.80%, due 4/15/13                                                      100,000        99,569
                                                                                      -----------
                                                                                          198,265
                                                                                      -----------
    OIL EQUIPMENT (0.0%)                                           ++
    Transocean, Inc.
    7.375%, due 4/15/18                                                     100,000       119,595
                                                                                      -----------
    PAPER/FOREST PRODUCTS (0.1%)
    Celulosa Arauco y Constitucion SA, Reg S
    5.625%, due 4/20/15                                            (a)       50,000        49,814
    Stora Enso Oyj,
    7.375%, due 5/15/11                                                     100,000       111,122
                                                                                      -----------
                                                                                          160,936
                                                                                      -----------
    PROPERTY & CASUALTY INSURANCE (0.0%)                           ++
    XL Capital, Ltd., Senior Note
    5.25%, due 9/15/14                                                       50,000        49,493
                                                                                      -----------
    REGIONAL GOVERNMENT (0.1%)
    Hydro-Quebec
    Series Jl
    6.30%, due 5/11/11                                                      250,000       270,441
                                                                                      -----------
    SERVICE--OTHER (0.0%)                                          ++
    Thomson Corp. (The)
    6.20%, due 1/5/12                                                       100,000       106,891
                                                                                      -----------
    SUPRANATIONAL (0.0%)                                           ++

    International Bank of Reconstruction & Development
    (Zero Coupon), due 3/11/31                                              504,000       136,702
                                                                                      -----------
    WIRELESS (0.2%)
    America Movil SA de CV, Senior Note
    5.75%, due 1/15/15                                                      125,000       125,538
    Vodafone Group PLC
    7.75%, due 2/15/10                                                      250,000       281,171
    7.875%, due 2/15/30                                                     100,000       131,377
                                                                                      -----------
                                                                                          538,086
                                                                                      -----------
    Total Foreign Bonds
       (Cost $5,627,901)                                                                5,760,424
                                                                                      -----------

    U.S. GOVERNMENT & FEDERAL AGENCIES (73.0%)

    FEDERAL HOME LOAN BANK (1.4%)
    2.875%, due 9/15/06                                                   1,000,000       986,529
    3.375%, due 9/14/07                                                   1,500,000     1,474,353
    4.25%, due 5/15/09                                                    2,000,000     1,990,778
                                                                                      -----------
                                                                                        4,451,660
                                                                                      -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (10.1%)
    2.75%, due 8/15/06                                                    1,000,000       986,359
    2.875%, due 12/15/06                                           (c)    3,000,000     2,948,994
    4.00%, due 12/15/09 - 4/1/20                                          6,684,872     6,519,223
    4.125%, due 7/12/10                                                   1,085,000     1,070,954
    4.50%, due 7/15/13 - 5/1/35                                           2,897,024     2,817,048
    5.00%, due 7/15/14 - 12/1/18                                          5,627,861     5,676,153
    5.25%, due 1/15/06                                                    2,000,000     2,012,256
    5.50%, due 3/1/17 - 11/1/33                                           1,096,115     1,116,616
    6.00%, due 12/1/13 - 4/1/34                                           3,793,349     3,884,944
    6.25%, due 7/15/32                                                    2,000,000     2,418,616
    6.50%, due 4/1/11 - 1/1/34                                            1,504,633     1,558,144
    7.00%, due 6/1/11 - 3/1/32                                              482,143       506,358
    7.50%, due 9/1/11 - 2/1/32                                              166,652       177,674
    8.00%, due 7/1/26                                                        13,251        14,253
                                                                                      -----------
                                                                                       31,707,592
                                                                                      -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
    (MORTGAGE PASS-THROUGH SECURITIES) (7.2%)
    4.50%, due 8/1/20 - 8/1/35 TBA                                 (b)    7,000,000     6,834,374
    5.00%, due 8/1/35 TBA                                          (b)    5,000,000     4,920,310
&   5.50%, due 8/1/34 TBA                                          (b)   10,500,000    10,555,776
    6.50%, due 10/1/11                                                        7,351         7,628
    7.00%, due 7/1/26                                                         3,007         3,168
    8.00%, due 7/1/26                                                         1,066         1,147
                                                                                      -----------
                                                                                       22,322,403
                                                                                      -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.5%)
    3.25%, due 11/15/07 - 8/15/08                                         3,000,000     2,919,974
    4.625%, due 10/15/13                                                  2,000,000     2,012,100
    5.00%, due 1/15/07                                                    1,500,000     1,517,436
    5.50%, due 6/1/33                                                       938,229       943,675
    6.21%, due 8/6/38                                                       475,000       579,905
                                                                                      -----------
                                                                                        7,973,090
                                                                                      -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (16.2%)
    4.50%, due 1/1/20 - 7/1/34                                            6,493,453     6,389,777
    5.00%, due 10/1/17 - 1/1/19                                           4,369,620     4,382,877
    5.00%, due 8/1/20 TBA                                          (b)    1,000,000     1,002,188
&   5.00%, due 8/1/35 TBA                                          (b)   11,500,000    11,323,912
    5.50%, due 6/1/16 - 10/1/34                                           7,729,299     7,797,880
&   5.50%, due 8/1/35 TBA                                          (b)    8,000,000     8,040,000
    6.00%, due 6/1/16 - 2/1/35                                            1,771,401     1,816,644

&   6.00%, due 8/1/34                                                     4,825,958     4,931,308
    6.50%, due 3/1/11 - 10/1/34                                           3,449,249     3,574,187
    7.00%, due 2/1/09 - 5/1/32                                              947,721       995,318
    7.50%, due 3/1/30 - 8/1/31                                              139,175       148,352
    8.00%, due 8/1/10 - 1/1/28                                              121,803       130,766
    9.50%, due 3/1/16 - 9/1/19                                               92,318        97,840
                                                                                      -----------
                                                                                       50,631,049
                                                                                      -----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (3.2%)
    5.00%, due 7/15/33 - 8/15/33                                          1,118,342     1,112,024
    5.00%, due 8/1/33 TBA                                          (b)      500,000       496,563
    5.00%, due 8/1/34 TBA                                          (b)      500,000       496,563
    5.50%, due 3/15/33 - 6/15/35                                          3,266,314     3,308,025
    6.00%, due 3/20/29 - 6/15/35                                          2,138,230     2,198,615
    6.50%, due 2/15/29 - 10/15/32                                           898,254       938,792
    6.50%, due 8/1/34 TBA                                          (b)      500,000       522,344
    7.00%, due 3/15/07 - 8/15/32                                            502,720       529,635
    7.50%, due 8/15/08 - 3/15/32                                            235,837       251,481
    8.00%, due 6/15/26 - 11/15/30                                           109,845       118,430
    8.50%, due 7/15/26 - 11/15/26                                            12,695        13,838
                                                                                      -----------
                                                                                        9,986,310
                                                                                      -----------
    U.S. TREASURY BOND (5.3%)
&   5.375%, due 2/15/31                                                   5,675,000     6,448,661
    6.00%, due 2/15/26                                                    2,500,000     2,976,953
    6.25%, due 8/15/23 - 5/15/30                                          2,807,000     3,436,228
    7.50%, due 11/15/16                                                     403,000       513,841
    8.50%, due 2/15/20                                                      201,000       286,087
    8.75%, due 5/15/17 - 8/15/20                                            756,000     1,087,783
    8.875%, due 2/15/19                                                     302,000       435,942
    9.875%, due 11/15/15                                           (c)      302,000       439,599
    10.375%, due 11/15/12                                                   252,000       286,434
    11.25%, due 2/15/15                                                     201,000       309,312
    12.75%, due 11/15/10                                                    201,000       206,198
                                                                                      -----------
                                                                                       16,427,038
                                                                                      -----------
    U.S. TREASURY NOTE (27.1%)
    2.375%, due 8/15/06                                                   5,000,000     4,921,875
    2.625%, due 11/15/06                                                  5,000,000     4,916,990
    2.75%, due 6/30/06                                                    1,000,000       989,922
    3.00%, due 12/31/06                                                   2,225,000     2,195,100
    3.125%, due 1/31/07 - 9/15/08                                         5,800,000     5,674,770
&   3.125%, due 5/15/07                                                   5,000,000     4,925,390
&   3.375%, due 2/15/08                                                  18,920,000    18,613,288
    3.375%, due 9/15/09 - 10/15/09                                        2,500,000     2,426,738
    3.625%, due 6/30/07 - 1/15/10                                         2,800,000     2,772,909
    3.75%, due 3/31/07                                                    4,200,000     4,182,940
&   3.75%, due 5/15/08                                                    6,100,000     6,050,438
    3.875%, due 5/15/09 - 5/15/10                                         4,700,000     4,651,421
&   3.875%, due 7/15/10                                                   5,610,000     5,547,325
    4.00%, due 3/15/10                                                    1,000,000       993,672
&   4.00%, due 2/15/14                                                    6,650,000     6,528,172
    4.125%, due 5/15/15                                                   4,230,000     4,176,465
    4.25%, due 11/15/14                                                   1,850,000     1,844,435
    4.75%, due 5/15/14                                                    2,600,000     2,690,797
    6.125%, due 8/15/07                                                     705,000       733,971
                                                                                      -----------
                                                                                       84,836,618
                                                                                      -----------
    Total U.S. Government & Federal Agencies
       (Cost $228,259,447)                                                            228,335,760
                                                                                      -----------
    FOREIGN GOVERNMENT BONDS (1.7%)

    FOREIGN GOVERNMENTS (1.7%)
    British Columbia Province

    5.375%, due 10/29/08                                                    250,000       257,197
    Canada Government
    5.25%, due 11/5/08                                                      500,000       516,463
    Italian Republic
    4.375%, due 10/25/06                                                    250,000       250,498
    5.625%, due 6/15/12                                                     750,000       795,052
    Malaysia Government
    7.50%, due 7/15/11                                                      100,000       113,961
    Ontario Province
    6.00%, due 2/21/06                                                      511,000       516,277
    Republic of Chile
    5.50%, due 1/15/13                                                      100,000       104,270
    Republic of Finland
    4.75%, due 3/6/07                                                       250,000       251,344
    Republic of Korea
    4.25%, due 11/13/07                                                     100,000        99,118
    8.875%, due 4/15/08                                                     250,000       278,836
    Republic of Poland
    5.25%, due 1/15/14                                                      100,000       103,400
    Republic of South Africa
    7.375%, due 4/25/12                                                     100,000       112,625
    United Mexican States
    5.875%, due 1/15/14                                                     500,000       511,750
    6.375%, due 1/16/13                                                     550,000       581,350
    6.75%, due 9/27/34                                                      150,000       158,100
    7.50%, due 1/14/12                                                      250,000       279,250
    8.50%, due 2/1/06                                                       250,000       255,625
                                                                                      -----------
                                                                                        5,185,116
                                                                                      -----------
    Total Foreign Government Bonds
       (Cost $5,174,690)                                                                5,185,116
                                                                                      -----------

    YANKEE BONDS (1.4%)                                            (d)

    BANKS (0.3%)
    Abbey National PLC
    7.95%, due 10/26/29                                                     100,000       132,667
    Australia & New Zealand Banking Group, Ltd.,
    Subordinated Note
    7.55%, due 9/15/06                                                      353,000       365,381
    HSBC Bank PLC, Subordinated Note
    6.95%, due 3/15/11                                                      200,000       225,266
    Santander Financial Issuances, Guaranteed
    Subordinated Note
    6.375%, due 2/15/11                                                     100,000       107,726
                                                                                      -----------
                                                                                          831,040
                                                                                      -----------
    CAPITAL GOODS (0.1%)
    Brascan Corp.
    5.75%, due 3/1/10                                                        50,000        51,308
    Tyco International Group SA, Senior Note
    6.375%, due 10/15/11                                                    250,000       270,819
                                                                                      -----------
                                                                                          322,127
                                                                                      -----------
    CHEMICALS (0.0%)                                               ++
    Potash Corp. of Saskatchewan
    7.125%, due 6/15/07                                                     100,000       104,423
                                                                                      -----------
    DIVERSIFIED TELECOMMUNICATIONS (0.1%)
    TELUS Corp.
    7.50%, due 6/1/07                                                       100,000       105,163
    8.00%, due 6/1/11                                                       100,000       115,464
                                                                                      -----------
                                                                                          220,627
                                                                                      -----------

    ELECTRIC UTILITIES (0.0%)                                      ++
    United Utilities PLC
    5.375%, due 2/1/19                                                   100,000        98,037
                                                                                   -----------
    GAS PIPELINES (0.0%)                                           ++
    TransCanada Pipelines, Ltd.
    4.00%, due 6/15/13                                                   100,000        94,403
                                                                                   -----------
    INTEGRATED OIL (0.1%)
    Norsk Hydro ASA
    7.25%, due 9/23/27                                                   250,000       312,156
    Petro-Canada, Senior Note
    4.00%, due 7/15/13                                                   100,000        92,919
                                                                                   -----------
                                                                                       405,075
                                                                                   -----------
    LIFE INSURANCE (0.1%)
    ACE, Ltd., Senior Note
    6.00%, due 4/1/07                                                    175,000       178,683
                                                                                   -----------
    METALS/MINING (0.1%)
    Alcan, Inc.
    6.45%, due 3/15/11                                                   100,000       107,460
    Falconbridge, Ltd.
    8.375%, due 2/15/11                                                   75,000        85,957
    Inco, Ltd.
    5.70%, due 10/15/15                                                  100,000       102,163
                                                                                   -----------
                                                                                       295,580
                                                                                   -----------
    RAILROADS (0.0%)                                               ++
    Canadian National Railway Co.
    6.375%, due 10/15/11                                                 100,000       108,602
                                                                                   -----------
    REGIONAL GOVERNMENT (0.2%)
    Manitoba Province
    5.50%, due 10/1/08                                                   250,000       257,824
    Quebec Province
    7.50%, due 7/15/23                                                   302,000       391,863
                                                                                   -----------
                                                                                       649,687
                                                                                   -----------
    SECONDARY OIL & GAS PRODUCERS (0.1%)
    Canadian Natural Resources, Ltd.
    5.45%, due 10/1/12                                                   100,000       102,287
    EnCana Corp.
    4.75%, due 10/15/13                                                  100,000        98,302
    6.30%, due 11/1/11                                                   100,000       107,255
    Nexen, Inc.
    5.20%, due 3/10/15                                                   100,000        99,220
                                                                                   -----------
                                                                                       407,064
                                                                                   -----------
    SUPRANATIONAL (0.3%)
    Inter-American Development Bank
    6.80%, due 10/15/25                                                  604,000       732,493
                                                                                   -----------
    Total Yankee Bonds
       (Cost $4,195,077)                                                             4,447,841
                                                                                   -----------
    Total Long-Term Bonds
       (Cost $306,403,192)                                                         307,697,810
                                                                                   -----------
    SHORT-TERM INVESTMENTS (14.9%)                                  (c)

    COMMERCIAL PAPER (8.6%)

    Alcoa, Inc.
    3.30%, due 8/1/05                                                    10,385,000     10,383,096
    Shell Finance (UK) PLC
    3.252%, due 8/8/05                                                    6,565,000      6,559,662
    Wells Fargo & Co.
    3.23%, due 8/10/05                                                   10,000,000      9,990,130
                                                                                      ------------
    Total Commercial Paper
       (Cost $26,932,888)                                                               26,932,888
                                                                                      ------------
    U.S GOVERNMENT & FEDERAL AGENCIES (6.3%)
    Federal Agricultural Mortgage Corp.
    3.28%, due 8/15/05                                                    4,955,000      4,947,777
    3.31%, due 8/22/05                                                    4,605,000      4,595,262
                                                                                      ------------
                                                                                         9,543,039
                                                                                      ------------
    Federal Home Loan Bank
    3.19%, due 8/11/05                                                   10,000,000      9,989,367
                                                                                      ------------
    U.S. Treasury Bills
    2.939%, due 9/1/05                                                      300,000        299,192
                                                                                      ------------
    Total U.S. Government & Federal Agencies
       (Cost $19,831,598)                                                               19,831,598
                                                                                      ------------
    Total Short-Term Investments
       (Cost $46,764,486)                                                               46,764,486
                                                                                      ------------
    Total Investments
       (Cost $353,167,678)                                         (e)        113.3%   354,462,296(f)
    Liabilities in Excess of
    Cash and Other Assets                                                     (13.3)   (41,621,797)
                                                                         ----------   ------------
    Net Assets                                                                100.0%  $312,840,499
                                                                         ==========   ============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2005 is $44,192,030.

(c) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(d) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(e)  The cost for federal income tax purposes is $353,304,302.

(f) At July 31, 2005, net unrealized appreciation was $1,157,994 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,077,395 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,919,401.

MAINSTAY INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                             PRINCIPAL
                                                                               AMOUNT      VALUE
                                                                            ----------  ----------
    LONG-TERM BONDS (89.8%)                                         +
    ASSET-BACKED SECURITIES (2.7%)

    CONSUMER FINANCE (1.2%)
    Harley-Davidson Motorcycle Trust
    Series 2004-1, Class A2
    2.53%, due 11/15/11                                                     $1,695,000  $1,642,677
                                                                                        ----------
    CONSUMER LOANS (0.5%)
    Atlantic City Electric Transition Funding LLC
    Series 2002-1, Class A4
    5.55%, due 10/20/23                                                        675,000     715,586
                                                                                        ----------
    DIVERSIFIED FINANCIAL SERVICES (0.3%)
    Capital One Master Trust
    Series 2001-5, Class A
    5.30%, due 6/15/09                                                         460,000     464,797
                                                                                        ----------
    ELECTRIC (0.6%)
    Public Service of New Hampshire Funding LLC
    Pass-Through Certificates
    Series 2002-1, Class A
    4.58%, due 2/1/08                                                          801,596     804,124
                                                                                        ----------
    THRIFTS & MORTGAGE FINANCE (0.1%)
    Vanderbilt Mortgage Finance
    Series 1999-B, Class 1A4
    6.545%, due 4/7/18                                                         120,513     121,637
                                                                                        ----------
    Total Asset-Backed Securities
       (Cost $3,776,316)                                                                 3,748,821
                                                                                        ----------
    CONVERTIBLE BONDS (0.1%)

    BIOTECHNOLOGY (0.0%)                                           ++
    Amgen, Inc. (Zero Coupon)
    0.00%, due 3/1/32                                                           25,000      19,656
                                                                                        ----------
    HEALTH CARE-SERVICES (0.1%)
    Laboratory Corp. of America Holdings (Zero Coupon)
    0.00%, due 9/11/21                                                          40,000      30,050
                                                                                        ----------
    MEDIA (0.0%)                                                   ++
    UnitedGlobalCom, Inc.
    1.75%, due 4/15/24                                             (a)(l) (euro)10,000      12,124
                                                                                        ----------
    Total Convertible Bonds
       (Cost $60,346)                                                                       61,830
                                                                                        ----------
    CORPORATE BONDS (15.7%)

    ADVERTISING (0.0%)                                             ++
    Bear Creek Corp., Senior Note
    9.00%, due 3/1/13                                              (a)           5,000       4,950
                                                                                        ----------
    AEROSPACE & DEFENSE (0.0%)                                     ++
    Sequa Corp., Senior Note

    9.00%, due 8/1/09                                                        25,000      27,750
                                                                                      ---------
    AGRICULTURE (0.6%)
    Cargill, Inc.
    4.375%, due 6/1/13                                             (a)      245,000     236,382
    5.00%, due 11/15/13                                            (a)      570,000     570,340
                                                                                      ---------
                                                                                        806,722
                                                                                      ---------
    AIRLINES (0.3%)
    Delta Air Lines, Inc.
    8.30%, due 12/15/29                                                      40,000       9,000
    Southwest Airlines Co.
    5.125%, due 3/1/17                                                      320,000     306,694
    5.25%, due 10/1/14                                                      140,000     138,090
                                                                                      ---------
                                                                                        453,784
                                                                                      ---------
    AUTO PARTS & EQUIPMENT (0.0%)                                  ++
    Collins & Aikman Products Co., Senior Subordinated Note
    12.875%, due 8/15/12                                           (a)(b)    25,000       1,312
    Goodyear Tire & Rubber Co. (The)
    6.625%, due 12/1/06                                                      15,000      15,187
                                                                                      ---------
                                                                                         16,499
                                                                                      ---------
    BANKS (0.8%)
    BankBoston NA, Subordinated Note
    7.00%, due 9/15/07                                                      520,000     546,553
    FleetBoston Financial Corp.
    3.85%, due 2/15/08                                                      500,000     491,179
                                                                                      ---------
                                                                                      1,037,732
                                                                                      ---------
    BUILDING MATERIALS (0.0%)                                      ++
    Dayton Superior Corp., Senior Secured Note
    10.75%, due 9/15/08                                                      20,000      20,800
                                                                                      ---------
    CHEMICALS (0.0%)                                               ++
    INVISTA
    9.25%, due 5/1/12                                              (a)       30,000      33,037
                                                                                      ---------
    COMMERCIAL SERVICES (0.0%)                                     ++
    Williams Scotsman, Inc., Senior Secured Note
    10.00%, due 8/15/08                                                      15,000      16,425
                                                                                      ---------
    COMPUTERS (0.0%)                                               ++
    SunGard Data Systems, Inc., Senior Subordinated Note
    10.25%, due 8/15/15                                            (a)       15,000      15,544
    SunGard Data Systems, Inc., Senior Note
    3.75%, due 1/15/09                                                       15,000      13,875
    4.875%, due 1/15/14                                                       5,000       4,375
    9.125%, due 8/15/13                                            (a)       10,000      10,387
                                                                                      ---------
                                                                                         44,181
                                                                                      ---------
    DIVERSIFIED FINANCIAL SERVICES (3.4%)
    American Real Estate Partners, LP, Senior Note
    8.125%, due 6/1/12                                                       35,000      36,925
    Bear Stearns Cos., Inc. (The) Global Note
    4.00%, due 1/31/08                                                      450,000     444,838
    Dollar Financial Group, Inc., Senior Note
    9.75%, due 11/15/11                                                      15,000      15,562
    FGIC Corp.
    6.00%, due 1/15/34                                             (a)      635,000     676,629
    Ford Motor Credit Co., Global Note

    7.00%, due 10/1/13                                                   413,000      401,239
    General Motors Acceptance Corp.
    8.00%, due 11/1/31                                                    50,000       48,500
    General Motors Acceptance Corp., Global Note
    6.75%, due 12/1/14                                                    20,000       18,838
    General Motors Acceptance Corp., Senior Note
    5.625%, due 5/15/09                                                   20,000       19,176
    Goldman Sachs Group, Inc., Guaranteed Note
    6.345%, due 2/15/34                                                  500,000      528,694
    HSBC Finance Corp.
    5.00%, due 6/30/15                                                   785,000      777,349
    7.25%, due 5/15/06                                                   208,000      212,737
    J Paul Getty Trust, Series 2003
    5.875%, due 10/1/33                                                  460,000      489,199
    JP Morgan Chase Capital XVII
    5.85%, due 8/1/35                                                    300,000      297,735
    LaBranche & Co., Inc., Senior Note
    11.00%, due 5/15/12                                                   15,000       16,650
    OMX Timber Finance Investments LLC, Series 1
    5.42%, due 1/29/20                                             (a)   255,000      257,932
    Rainbow National Services LLC, Guaranteed Senior Note
    8.75%, due 9/1/12                                              (a)    15,000       16,462
    Residential Capital Corp.
    6.375%, due 6/30/10                                            (a)   435,000      441,990
                                                                                   ----------
                                                                                    4,700,455
                                                                                   ----------
    ELECTRIC (1.5%)
    AES Eastern Energy, LP, Series 1999-A
    9.00%, due 1/2/17                                                     51,006       59,677
    American Electric Power Co., Inc., Series C, Senior Note
    5.375%, due 3/15/10                                                  215,000      219,821
    Kiowa Power Partners LLC, Senior Secured Note
    5.737%, due 3/30/21                                            (a)   825,000      818,499
    PSEG Energy Holdings LLC, Senior Note
    8.625%, due 2/15/08                                                   20,000       21,350
    Tenaska Virginia Partners, LP, Senior Secured Note
    6.119%, due 3/30/24                                            (a)   968,478    1,009,677
                                                                                   ----------
                                                                                    2,129,024
                                                                                   ----------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    Emerson Electric Co.
    6.00%, due 8/15/32                                                   340,000      376,071
    Rayovac Corp., Senior Subordinated Note
    8.50%, due 10/1/13                                                    20,000       21,100
                                                                                   ----------
                                                                                      397,171
                                                                                   ----------
    ELECTRONICS (0.0%)                                             ++
    Fisher Scientific International, Inc., Senior
    Subordinated Note
    6.75%, due 8/15/14                                                    55,000       57,887
                                                                                   ----------
    ENVIRONMENTAL CONTROL (0.0%)                                   ++
    Geo Sub Corp., Senior Note
    11.00%, due 5/15/12                                                   20,000       20,200
                                                                                   ----------
    FOOD (0.3%)
    Chiquita Brands International, Inc., Senior Note
    7.50%, due 11/1/14                                                     5,000        4,850
    Pinnacle Foods Holding Corp., Senior Subordinated Note
    8.25%, due 12/1/13                                                    11,000       10,010
    Safeway, Inc.

    4.125%, due 11/1/08                                                    355,000     346,876
                                                                                     ---------
                                                                                       361,736
                                                                                     ---------
    HEALTH CARE PROVIDERS & SERVICES (0.0%)                        ++
    Vanguard Health Holding Co. II LLC, Senior Subordinated
    Note
    9.00%, due 10/1/14                                                      15,000      16,312
                                                                                     ---------
    HEALTH CARE-SERVICES (0.7%)
    Ameripath, Inc., Senior Subordinated Note
    10.50%, due 4/1/13                                                      20,000      20,250
    Highmark, Inc., Senior Note
    6.80%, due 8/15/13                                             (a)     920,000   1,004,704
                                                                                     ---------
                                                                                     1,024,954
                                                                                     ---------
    HOME BUILDERS (0.3%)
    Beazer Homes USA, Inc., Senior Note
    6.875%, due 7/15/15                                            (a)     350,000     353,500
                                                                                     ---------
    INSURANCE (0.2%)
    Crum & Forster Holdings Corp.
    10.375%, due 6/15/13                                                    20,000      22,000
    Phoenix Life Insurance Co., Senior Note
    7.15%, due 12/15/34                                            (a)     270,000     271,957
    Provident Cos., Inc., Senior Note
    7.25%, due 3/15/28                                                      10,000       9,640
                                                                                     ---------
                                                                                       303,597
                                                                                     ---------
    IRON & STEEL (0.0%)                                            ++
    United States Steel Corp., Senior Note
    9.75%, due 5/15/10                                                      15,000      16,500
                                                                                     ---------
    MACHINERY (0.1%)
    Mark IV Industries, Inc., Senior Subordinated Note
    7.50%, due 9/1/07                                                       60,000      57,900
                                                                                     ---------
    MEDIA (2.2%)
    Clear Channel Communications, Inc.
    5.50%, due 9/15/14                                                     925,000     866,639
    Reed Elsevier Capital, Inc.
    4.625%, due 6/15/12                                                    320,000     312,113
    Time Warner Entertainment Co., LP, Senior Note
    10.15%, due 5/1/12                                                   1,436,000   1,826,041
    Ziff Davis Media, Inc., Senior Secured Note
    9.15%, due 5/1/12                                              (d)      30,000      29,025
                                                                                     ---------
                                                                                     3,033,818
                                                                                     ---------
    OIL & GAS (0.5%)
    Enterprise Products Operating, LP, Series B, Senior Note
    6.65%, due 10/15/34                                                    535,000     577,138
    Mission Resources Corp., Senior Note
    9.875%, due 4/1/11                                                      25,000      27,000
    Parker Drilling Co., Senior Note
    9.625%, due 10/1/13                                            (a)      15,000      17,025
                                                                                     ---------
                                                                                       621,163
                                                                                     ---------
    OIL & GAS SERVICES (0.0%)                                      ++
    Lone Star Technologies, Series B, Senior Subordinated Note
    9.00%, due 6/1/11                                                       25,000      26,688
                                                                                     ---------
    PACKAGING & CONTAINERS (0.0%)                                  ++
    Owens-Illinois, Inc., Senior Note

    8.10%, due 5/15/07                                                       20,000       20,850
                                                                                      ----------
    PAPER & FOREST PRODUCTS (0.3%)
    Georgia-Pacific Corp.
    8.875%, due 5/15/31                                                     355,000      443,750
                                                                                      ----------
    PHARMACEUTICALS (0.6%)
    Eli Lilly & Co.
    6.77%, due 1/1/36                                                       500,000      612,651
    Medco Health Solutions, Inc., Senior Note
    7.25%, due 8/15/13                                                      155,000      172,526
                                                                                      ----------
                                                                                         785,177
                                                                                      ----------
    PIPELINES (0.9%)
    El Paso Production Holding Co., Senior Note
    7.75%, due 6/1/13                                                        30,000       31,838
    Energy Transfer Partners, LP
    5.95%, due 2/1/15                                                       275,000      276,583
    Kern River Funding Corp., Senior Note
    4.893%, due 4/30/18                                            (a)      842,580      843,734
    Pacific Energy Partners, LP / Pacific Energy Finance
    Corp., Senior Note
    7.125%, due 6/15/14                                                      20,000       21,150
    Williams Cos., Inc.
    7.875%, due 9/1/21                                                        5,000        5,788
    8.75%, due 3/15/32                                                        5,000        6,188
                                                                                      ----------
                                                                                       1,185,281
                                                                                      ----------
    REAL ESTATE (0.4%)
    CB Richard Ellis Services, Inc., Senior Note
    9.75%, due 5/15/10                                                       46,000       51,175
    iStar Financial, Inc., Senior Note
    6.50%, due 12/15/13                                                     480,000      494,656
    Omega Healthcare Investors, Inc., Senior Note
    7.00%, due 4/1/14                                                        30,000       30,450
    Trustreet Properties, Inc., Senior Note
    7.50%, due 4/1/15                                              (a)       25,000       25,688
                                                                                      ----------
                                                                                         601,969
                                                                                      ----------
    RETAIL (1.7%)
    Blockbuster, Inc., Senior Subordinated Note
    9.00%, due 9/1/12                                              (a)        5,000        4,538
    CVS Corp.
    5.298%, due 1/11/27                                            (a)      587,395      595,336
    5.789%, due 1/10/26                                            (a)      111,755      117,731
    Duane Reade, Inc., Senior Secured Note
    7.91%, due 12/15/10                                            (a)(d)    10,000        9,750
    Kohl's Corp.
    6.00%, due 1/15/33                                                      810,000      852,777
    Target Corp.
    8.60%, due 1/15/12                                                      390,000      471,377
    Toys R US, Inc.
    7.625%, due 8/1/11                                                       30,000       27,075
    Wal-Mart Stores, Inc.
    4.50%, due 7/1/15                                                       340,000      330,053
                                                                                      ----------
                                                                                       2,408,637
                                                                                      ----------
    SEMICONDUCTORS (0.0%)                                          ++
    Amkor Technology, Inc., Senior Note
    7.75%, due 5/15/13                                                       20,000       17,000
                                                                                      ----------
    TELECOMMUNICATIONS (0.6%)
    Ameritech Capital Funding Corp.

    6.25%, due 5/18/09                                                      185,000      193,732
    Dobson Cellular Systems, Senior Note
    7.96%, due 11/1/11                                             (a)(d)    10,000       10,425
    8.375%, due 11/1/11                                            (a)       10,000       10,600
    PanAmSat Corp., Senior Note
    9.00%, due 8/15/14                                                       12,000       13,260
    Qwest Communications International, Inc., Senior Note
    7.25%, due 2/15/11                                                       15,000       14,625
    Qwest Corp.
    8.875%, due 3/15/12                                            (e)       20,000       21,900
    Qwest Services Corp., Senior Subordinated Note
    13.50%, due 12/15/10                                                     15,000       17,250
    SBC Communications, Inc., Global Note
    4.125%, due 9/15/09                                                     415,000      406,205
    TSI Telecommunication Services, Inc., Series B, Senior
       Subordinated Note
    12.75%, due 2/1/09                                                      100,000      111,000
    Triton PCS, Inc., Guaranteed Senior Note
    8.50%, due 6/1/13                                                        15,000       13,800
                                                                                      ----------
                                                                                         812,797
                                                                                      ----------
    TRANSPORTATION (0.0%)                                          ++
    Gulfmark Offshore, Inc., Senior Note
    7.75%, due 7/15/14                                                       20,000       21,225
                                                                                      ----------
    Total Corporate Bonds
       (Cost $24,318,087)                                                             21,879,471
                                                                                      ----------
    FOREIGN CORPORATE BONDS (5.0%)

    BRAZIL (0.7%)
    CIA Brasileira de Bebidas, Guaranteed Note
    10.50%, due 12/15/11                                                    800,000      994,000
                                                                                      ----------
    CANADA (0.5%)
    Alcan, Inc.
    5.00%, due 6/1/15                                                       400,000      394,783
    BP Canada Finance Co., Guaranteed Senior Note
    3.375%, due 10/31/07                                                    305,000      299,024
    CanWest Media, Inc., Senior Subordinated Note
    8.00%, due 9/15/12                                                       30,000       31,838
    Quebecor Media, Inc., Senior Note
    0.00%, due 7/15/11                                             (e)       20,000       20,225
                                                                                      ----------
                                                                                         745,870
                                                                                      ----------
    CAYMAN ISLANDS (0.3%)
    Arcel Finance, Ltd., Senior Secured Note
    6.361%, due 5/1/12                                             (a)      450,000      445,109
                                                                                      ----------
    CHILE (0.3%)
    Corp Nacional del Cobre de Chile - Codelco, Inc.
    5.50%, due 10/15/13                                            (a)      330,000      339,308
                                                                                      ----------
    COLOMBIA (0.7%)
    Bavaria SA, Senior Note
    8.875%, due 11/1/10                                            (a)      825,000      917,813
                                                                                      ----------
    DENMARK (0.0%)
    Citigroup, Inc., JSC Severstal, Reg S
    9.25%, due 4/19/14                                             ++        80,000       82,688
                                                                                      ----------
    GERMANY (0.5%)
    Aries Vermogensverwaltungs GmbH
    Series C
    9.60%, due 10/25/14                                            (a)      250,000      321,000

    Citibank Global Markets Deutschland for Severstal
    9.25%, due 4/19/14                                          (a)          335,000     345,888
                                                                                       ---------
                                                                                         666,888
                                                                                       ---------
    JAPAN (0.2%)
    Nippon Life Insurance, Global Note
    4.875%, due 8/9/10                                          (a)          250,000     248,342
                                                                                       ---------
    LUXEMBOURG (0.5%)
    Gazprom International SA
    7.201%, due 2/1/20                                          (a)          420,000     450,975
    Millicom International Cellular SA, Senior Note
    10.00%, due 12/1/13                                                       25,000      25,875
    Tengizchevroil Finance Co., SARL, Guaranteed Note
    6.124%, due 11/15/14                                        (a)          235,000     238,231
                                                                                       ---------
                                                                                         715,081
                                                                                       ---------
    MALAYSIA (0.1%)
    TNB Capital L, Ltd., Guaranteed Note
    5.25%, due 5/5/15                                           (a)          170,000     170,449
                                                                                       ---------
    MEXICO (0.5%)
    Telefonos de Mexico SA de CV, Senior Note
    4.50%, due 11/19/08                                                      415,000     409,013
    5.50%, due 1/27/15                                          (a)          250,000     246,104
                                                                                       ---------
                                                                                         655,117
                                                                                       ---------
    NETHERLANDS (0.2%)
    Coca-Cola HBC Finance BV
    5.125%, due 9/17/13                                                      260,000     264,913
                                                                                       ---------
    SINGAPORE (0.3%)
    PSA Corp., Ltd.
    7.125%, due 8/1/05                                          (a)           80,000      80,000
    SP PowerAssets, Ltd.
    5.00%, due 10/22/13                                         (a)          305,000     308,172
                                                                                       ---------
                                                                                         388,172
                                                                                       ---------
    SOUTH KOREA (0.2%)
    LG Electronics, Inc.
    5.00%, due 6/17/10                                          (a)          265,000     260,428
                                                                                       ---------
    UNITED KINGDOM (0.0%)                                       ++
    Ono Finance
    10.50%, due 5/15/14                                         (a)(l) (euro) 10,000      12,731
                                                                                       ---------
    Total Foreign Coporate Bonds
       (Cost $6,619,727)                                                               6,906,909
                                                                                       ---------

    FOREIGN GOVERNMENT BONDS (1.3%)

    CANADA (0.2%)
    Quebec Province
    5.00%, due 7/17/09                                                       315,000     320,802
                                                                                       ---------
    MEXICO (0.7%)
    United Mexican States
    7.50%, due 1/14/12                                                       240,000     268,080
    8.125%, due 12/30/19                                                     590,000     713,310
                                                                                       ---------
                                                                                         981,390
                                                                                       ---------
    RUSSIA (0.4%)
    Russian Federation
    Reg S

    5.00%, due 3/31/30                                             (e)     488,000     541,094
                                                                                     ---------
    Total Foreign Government Bonds
       (Cost $1,695,746)                                                             1,843,286
                                                                                     ---------
    MORTGAGE-BACKED SECURITIES (3.3%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
    OBLIGATIONS) (3.3%)
    Banc of America Commercial Mortgage, Inc.
    Series 2001-PB1, Class A1
    4.907%, due 5/11/35                                                    445,973     447,808
    Citigroup Commercial Mortgage Trust
    Series 2004-C2, Class A5
    4.733%, due 10/15/41                                                   760,000     750,622
    LB-UBS Commercial Mortgage Trust
    Series 2004-C2, Class A2
    3.246%, due 3/15/29                                                    600,000     573,125
    Series 2004-C7, Class A1
    3.625%, due 10/15/29                                                   961,258     942,148
    Merrill Lynch Mortgage Trust
    Series 2004-MKB1, Class A1
    3.563%, due 2/12/42                                                    917,303     898,240
    Morgan Stanley Capital I
    Series 2003-IQ5, Class A1
    3.02%, due 4/15/38                                                     691,444     672,409
    Wachovia Bank Commercial Mortgage Trust
    Series 2004-C14, Class A1
    3.477%, due 8/15/41                                                    352,715     345,402
                                                                                     ---------
    Total Mortgage-Backed Securities
       (Cost $4,724,641)                                                             4,629,754
                                                                                     ---------

    MUNICIPAL BONDS (0.3%)

    TEXAS (0.3%)
    Harris County Texas Industrial Development Corp. Solid
    Waste Deer Park
    5.683%, due 3/1/23                                             (d)     390,000     394,232
                                                                                     ---------
    Total Municipal Bonds
       (Cost $390,000)                                                                 394,232
                                                                                     ---------

    U.S. GOVERNMENT & FEDERAL AGENCIES (60.6%)

    FEDERAL HOME LOAN MORTGAGE CORPORATION (5.7%)
    3.00%, due 8/1/10                                              (f)     432,739     413,147
    5.00%, due 8/1/33                                              (f)   2,738,446   2,701,612
    5.50%, due 2/1/33                                              (f)   2,078,548   2,091,922
&   5.50%, due 8/11/35 TBA                                         (c)   2,695,000   2,709,316
                                                                                     ---------
                                                                                     7,915,997
                                                                                     ---------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE
    PASS-THROUGH SECURITIES) (1.7%)
    5.00%, due 8/17/19 TBA                                         (c)   2,405,000   2,411,013
                                                                                     ---------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (12.5%)
    4.00%, due 9/2/08                                                    2,025,000   1,999,633
    4.625%, due 5/1/13                                                     670,000     662,544
&   4.75%, due 1/2/07                                                    2,715,000   2,732,512
    5.125%, due 1/2/14                                                     550,000     561,090
    5.25%, due 8/1/12                                                      985,000   1,014,626
&   5.50%, due 5/2/06                                                    2,860,000   2,889,335
&   5.50%, due 8/16/20 TBA                                         (c)   4,550,000   4,641,000
    6.25%, due 2/1/11                                                      255,000     273,950

    6.625%, due 9/15/09                                                  2,455,000     2,660,022
                                                                                     -----------
                                                                                      17,434,712
                                                                                     -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (COLLATERALIZED
    MORTGAGE OBLIGATIONS) (0.4%)
    Series 1998-M6, Class A2
    6.32%, due 8/15/08                                                     552,527       574,896
                                                                                     -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
    PASS-THROUGH SECURITIES) (23.2%)
    4.50%, due 4/1/18 - 11/1/18                                    (f)   6,495,205     6,397,615
    5.00%, due 9/1/17                                              (f)   1,514,170     1,519,409
    5.00%, due 7/14/35 TBA                                         (c)   2,775,000     2,733,961
&   5.00%, due 8/12/34 TBA                                         (c)   4,055,000     3,992,910
&   5.50%, due 2/1/17 - 12/1/33                                    (f)   5,200,021     5,246,777
    5.50%, due 8/12/35 TBA                                         (c)   2,570,000     2,582,850
    6.00%, due 8/1/17                                              (f)     207,079       213,991
&   6.00%, due 8/12/35 TBA                                         (c)   6,735,000     6,880,221
    6.50%, due 6/1/31 - 6/1/32                                     (f)     780,926       809,182
    7.00%, due 2/1/32 - 4/1/32                                     (f)     820,337       863,495
    7.50%, due 8/1/31                                              (f)     550,924       587,275
                                                                                     -----------
                                                                                      31,827,686
                                                                                     -----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
    PASS-THROUGH SECURITIES) (2.2%)
    6.00%, due 2/15/29 - 8/15/32                                   (f)   2,077,643     2,138,559
    6.50%, due 7/15/28 - 5/15/29                                   (f)     236,169       247,200
    7.50%, due 12/15/28 - 8/15/30                                  (f)     613,540       656,628
                                                                                     -----------
                                                                                       3,042,387
                                                                                     -----------
    U.S. TREASURY BOND (6.9%)
    5.375%, due 2/15/31                                                  1,600,000     1,818,125
&   6.00%, due 2/15/26                                                   2,395,000     2,851,921
    6.25%, due 8/15/23                                                     600,000       723,492
    6.875%, due 8/15/25                                                  1,070,000     1,392,839
    7.50%, due 11/15/16                                                  1,635,000     2,084,689
    8.75%, due 8/15/20                                                     620,000       905,248
                                                                                     -----------
                                                                                       9,776,314
                                                                                     -----------
    U.S. TREASURY NOTE (8.0%)
&   2.375%, due 8/31/06                                                  4,740,000     4,662,790
&   3.375%, due 2/15/08                                                  3,680,000     3,620,344
    3.875%, due 2/15/13                                                    490,000       479,377
    4.00%, due 2/15/15                                                   2,405,000     2,349,853
                                                                                     -----------
                                                                                      11,112,364
                                                                                     -----------
    Total U.S. Government & Federal Agencies
       (Cost $81,496,493)                                                             84,095,369
                                                                                     -----------

    YANKEE BONDS (0.8%)                                            (g)

    ENERGY EQUIPMENT & SERVICES (0.0%)                             ++
    Petroleum Geo-Services ASA, Senior Note
    8.00%, due 11/5/06                                                       1,001         1,021
    10.00%, due 11/5/10                                                     20,000        22,600
                                                                                     -----------
                                                                                          23,621
                                                                                     -----------
    INSURANCE (0.8%)
    Fairfax Financial Holdings, Ltd.
    7.375%, due 4/15/18                                                     20,000        17,450
    8.30%, due 4/15/26                                                      20,000        17,650
    Fairfax Financial Holdings, Ltd., Senior Note
    7.75%, due 4/26/12                                                      20,000        19,500
    Montpelier Re Holdings, Ltd.
    6.125%, due 8/15/13                                                  1,010,000     1,044,562
                                                                                     -----------
                                                                                       1,099,162
                                                                                     -----------

    MEDIA (0.0%)                                                   ++
    Rogers Cablesystems, Ltd., Guaranteed Senior Subordinated
    Note
    11.00%, due 12/1/15                                                     25,000        26,875
                                                                                     -----------
    Total Yankee Bonds
       (Cost $1,114,673)                                                               1,149,658
                                                                                     -----------
    Total Long-Term Bonds
      (Cost $124,196,029)                                                            124,709,330
                                                                                     -----------

                                                                               SHARES
                                                                               ------
    PREFERRED STOCKS (0.1%)

    REAL ESTATE (0.1%)
    Sovereign Real Estate Investment Corp., Series A
    12.00%                                                         (a)             50   72,500
                                                                                        ------
    Total Preferred Stocks
       (Cost $76,875)                                                                   72,500
                                                                                        ------
    WARRANTS (0.0%)                                                ++

    MEDIA (0.0%)                                                   ++
    Ono Finance PLC
    Strike Price $0.01
    Expire 2/15/11                                                 (a)(h)(i)       60        1
                                                                                        ------
    MEDIA (0.0%)                                                   ++
    Ziff Davis Holdings Inc.

    Strike Price $0.0001
    Expire 8/12/12                                                 (a)(h)       1,210      121
                                                                                        ------
    Total Warrants
       (Cost $2,393)                                                                       122
                                                                                        ------

                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                               ----------
    SHORT-TERM INVESTMENTS (28.5%)

    COMMERCIAL PAPER (22.0%)
    ABN AMRO North American Finance, Inc.
    3.292%, due 8/12/05                                                        $4,000,000   $ 3,995,244
    AIG Funding, Inc.
    3.25%, due 8/9/05                                                           5,000,000     4,995,484
    Deutsche Bank Financial LLC
    3.28%, due 8/8/05                                                           3,000,000     2,997,540
    International Business Machines Corp.
    3.174%, due 8/2/05                                                          2,000,000     1,999,471
    Morgan Stanley & Co.
    3.313%, due 8/11/05                                                         5,140,000     5,134,319
    Rabobank USA Finance Corp.
    3.28%, due 8/1/05                                                           3,925,000     3,924,285
    Toyota Motor Credit Corp.
    3.241%, due 8/9/05                                                          4,000,000     3,996,396
    USAA Capital Corp.
    3.23%, due 8/1/05                                                           1,970,000     1,969,646
    Wells Fargo & Co.
    3.23%, due 8/11/05                                                          1,475,000     1,473,412
                                                                                            -----------
    Total Commercial Paper
       (Cost $30,485,797)                                                                    30,485,797
                                                                                            -----------
    FEDERAL AGENCIES (3.0%)

    Federal Home Loan Bank
    3.17%, due 8/8/05                                                    2,000,000   1,998,415
    3.191%, due 8/10/05                                                  2,220,000   2,217,834
                                                                                     ---------
    Total Federal Agencies
       (Cost $4,216,249)                                                             4,216,249
                                                                                     ---------

                                                                           SHARES
                                                                         ---------
    INVESTMENT COMPANY (3.5%)
    Merrill Lynch Premier Institutional Fund                             4,910,000      4,910,000
                                                                                     ------------
    Total Investment Company
       (Cost $4,910,000)                                                                4,910,000
                                                                                     ------------
    Total Short-Term Investments
       (Cost $39,612,046)                                                              39,612,046
                                                                                     ------------
    Total Investments
       (Cost $163,887,343)                                         (j)       118.4%   164,393,998(k)
    Liabilities in Excess of
    Cash and Other Assets                                                    (18.4)   (25,593,436)
                                                                         ---------   ------------
    Net Assets                                                               100.0%  $138,800,562
                                                                         =========   ============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to & change daily.

(a)  May be sold to institutional investors only.

(b)  Issue in default.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2005 is $23,540,256.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2005.

(e) Step Bond. Coupon rate increases in increments to maturity. Rate shown is the rate in effect at July 31, 2005.

(f)  Segregated or partially segregated as collateral for TBAs.

(g) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(h)  Non-income producing security.

(i)  Illiquid security.

(j)  The cost for federal income tax purposes is $163,902,093

(k) At July 31, 2005, net unrealized appreciation was $491,905 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,615,101 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,123,196

(l)  The following abbreviation is used in the portfolio
     (euro) -- Euro

MAINSTAY MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          SHARES      VALUE
                                                                         -------   -----------
    INVESTMENT COMPANIES (96.7%)                                    +

    MainStay All Cap Growth Fund                                   (a)    64,718   $ 1,497,584
    MainStay Common Stock Fund                                     (a)   453,078     5,822,049
    MainStay Floating Rate Fund                                          133,014     1,334,131
    MainStay High Yield Corporate Bond Fund                              200,050     1,278,318
    MainStay Indexed Bond Fund                                           610,216     6,633,051
    MainStay Intermediate Bond Fund                                      123,714     1,221,056
    MainStay International Equity Fund                             (a)   222,743     3,015,935
    MainStay Large Cap Growth Fund                                 (a)   452,168     2,405,533
    MainStay MAP Fund                                              (a)    29,603     1,063,334
    MainStay Mid Cap Growth Fund                                   (a)     7,836        91,759
    MainStay S&P 500 Index Fund                                           20,445       586,152
    MainStay Small Cap Opportunity Fund                            (a)    53,081     1,097,710
                                                                         -------   -----------
    Total Investments
    (Cost $25,398,494)                                             (b)      96.7%   26,046,612(c)
    Cash and Other Assets
    Less Liabilities                                                         3.3       887,039
                                                                         -------   -----------
    Net Assets                                                             100.0%  $26,933,651
                                                                         =======   ===========

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2005 net unrealized appreciation was $648,118 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $706,897 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $58,779.

MAINSTAY MODERATE GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          SHARES      VALUE
                                                                         -------   -----------
    INVESTMENT COMPANIES (96.9%)                                    +

    MainStay All Cap Growth Fund                                   (a)    78,603   $ 1,818,873
    MainStay Common Stock Fund                                     (a)   468,538     6,020,707
    MainStay Floating Rate Fund                                           99,080       993,770
    MainStay High Yield Corporate Bond Fund                              154,483       987,148
    MainStay Indexed Bond Fund                                           166,191     1,806,496
    MainStay Intermediate Bond Fund                                       25,585       252,524
    MainStay International Equity Fund                             (a)   266,664     3,610,627
    MainStay Large Cap Growth Fund                                 (a)   688,791     3,664,369
    MainStay MAP Fund                                              (a)    30,596     1,098,997
    MainStay Mid Cap Growth Fund                                   (a)    12,129       142,027
    MainStay S&P 500 Index Fund                                           19,439       557,302
    MainStay Small Cap Opportunity Fund                            (a)    54,076     1,118,299
                                                                         -------   -----------
    Total Investments
    (Cost $21,309,263)                                             (b)      96.9%   22,071,139(c)
    Cash and Other Assets
    Less Liabilities                                                         3.1       707,821
                                                                         -------   -----------
    Net Assets                                                             100.0%  $22,778,960
                                                                         =======   ===========

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b) The cost stated also represents the aggregate cost for federal income tax purposes.

(c) At July 31, 2005 net unrealized appreciation was $761,876 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $777,740 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $15,864.

MAINSTAY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                          SHARES      VALUE
                                                                         -------   -----------
    COMMON STOCKS (89.6%)                                          +
    AEROSPACE & DEFENSE (2.0%)
    Boeing Co.                                                           105,531   $ 6,966,101
    General Dynamics Corp.                                                25,394     2,925,135
    Goodrich Corp.                                                        15,212       672,979
    Honeywell International, Inc.                                        107,846     4,236,191
    L-3 Communications Holdings, Inc.                                     14,634     1,144,818
    Lockheed Martin Corp.                                                 51,396     3,207,110
    Northrop Grumman Corp.                                                45,689     2,533,455
    Raytheon Co.                                                          57,436     2,258,958
    Rockwell Collins, Inc.                                                22,578     1,101,806
    United Technologies Corp.                                            129,720     6,576,804
                                                                                   -----------
                                                                                    31,623,357
                                                                                   -----------
    AIR FREIGHT & LOGISTICS (0.9%)
    FedEx Corp.                                                           38,205     3,212,658
    Ryder System, Inc.                                                     8,133       317,106
    United Parcel Service, Inc.-Class B                                  141,608    10,333,136
                                                                                   -----------
                                                                                    13,862,900
                                                                                   -----------
    AIRLINES (0.1%)
    Delta Air Lines, Inc.                                          (a)    17,773        52,608
    Southwest Airlines Co.                                                93,349     1,324,622
                                                                                   -----------
                                                                                     1,377,230
                                                                                   -----------
    AUTO COMPONENTS (0.2%)
    Cooper Tire & Rubber Co.                                               8,088       162,731
    Dana Corp.                                                            19,073       299,637
    Delphi Corp.                                                          71,086       376,756
    Goodyear Tire & Rubber Co. (The)                               (a)    22,282       387,930
    Johnson Controls, Inc.                                                24,210     1,390,622
    Visteon Corp.                                                         16,389       145,862
                                                                                   -----------
                                                                                     2,763,538
                                                                                   -----------
    AUTOMOBILES (0.4%)
    Ford Motor Co.                                                       232,011     2,491,798
    General Motors Corp.                                                  71,400     2,628,948
    Harley-Davidson, Inc.                                                 36,996     1,967,817
                                                                                   -----------
                                                                                     7,088,563
                                                                                   -----------
    BEVERAGES (2.0%)
    Anheuser-Busch Cos., Inc.                                             98,489     4,367,987
    Brown-Forman Corp.-Class B                                            11,452       669,369
    Coca-Cola Co. (The)                                                  287,649    12,587,520
    Coca-Cola Enterprises, Inc.                                           44,686     1,050,121
    Molson Coors Brewing Co.-Class B                                      10,176       638,035
    Pepsi Bottling Group, Inc.                                            25,049       730,429
    PepsiCo, Inc.                                                        212,863    11,607,419
                                                                                   -----------
                                                                                    31,650,880
                                                                                   -----------
    BIOTECHNOLOGY (1.3%)
    Amgen, Inc.                                                    (a)   158,713    12,657,362
    Applera Corp. - Applied Biosystems Group                              24,853       517,439
    Biogen Idec, Inc.                                              (a)    43,771     1,719,763

    Chiron Corp.                                                   (a)    18,679       676,740
    Genzyme Corp.                                                  (a)    32,107     2,389,082
    Gilead Sciences, Inc.                                          (a)    57,432     2,573,528
    MedImmune, Inc.                                                (a)    31,533       895,853
                                                                                   -----------
                                                                                    21,429,767
                                                                                   -----------
    BUILDING PRODUCTS (0.9%)
    American Standard Cos., Inc.                                          22,836     1,011,178
    ConocoPhillips                                                       176,954    11,075,551
    Masco Corp.                                                           56,790     1,925,749
                                                                                   -----------
                                                                                    14,012,478
                                                                                   -----------
    CAPITAL MARKETS (2.5%)
    Bank of New York Co. (The), Inc.                                      98,709     3,038,263
    Bear Stearns Cos. (The), Inc.                                         14,375     1,467,831
    Charles Schwab Corp. (The)                                           145,510     1,993,487
    E*Trade Financial Corp.                                        (a)    47,024       729,342
    Federated Investors, Inc.-Class B                                     12,095       386,314
    Franklin Resources, Inc.                                              25,071     2,026,238
    Goldman Sachs Group, Inc.                                             56,715     6,095,728
    Janus Capital Group, Inc.                                             29,936       449,639
    Lehman Brothers Holdings, Inc.                                        34,955     3,674,819
    Mellon Financial Corp.                                                53,674     1,634,910
    Merrill Lynch & Co., Inc.                                            120,153     7,062,593
    Morgan Stanley & Co.                                                 140,982     7,479,095
    Northern Trust Corp.                                                  25,733     1,307,236
    State Street Corp.                                                    42,270     2,102,510
    T. Rowe Price Group, Inc.                                             15,693     1,041,231
                                                                                   -----------
                                                                                    40,489,236
                                                                                   -----------
    CHEMICALS (1.5%)
    Air Products & Chemicals, Inc.                                        29,123     1,740,390
    Ashland, Inc.                                                          8,428       517,901
    Chemtura Corp.                                                        14,428       227,097
    Dow Chemical Co. (The)                                               122,170     5,858,052
    E.I. Du Pont de Nemours & Co.                                        126,656     5,405,678
    Eastman Chemical Co.                                                   9,849       545,536
    Ecolab, Inc.                                                          28,023       941,012
    Engelhard Corp.                                                       15,451       443,289
    Hercules, Inc.                                                 (a)    14,216       199,024
    International Flavors & Fragrances, Inc.                              11,218       425,387
    Monsanto Co.                                                          33,724     2,271,986
    PPG Industries, Inc.                                                  21,950     1,427,408
    Praxair, Inc.                                                         40,865     2,018,322
    Rohm & Haas Co.                                                       24,629     1,134,412
    Sigma-Aldrich Corp.                                                    8,776       563,068
                                                                                   -----------
                                                                                    23,718,562
                                                                                   -----------
    COMMERCIAL BANKS (5.0%)
    AmSouth Bancorp                                                       44,996     1,255,838
&   Bank of America Corp.                                                511,136    22,285,530
    BB&T Corp.                                                            69,552     2,908,665
    Comerica, Inc.                                                        21,596     1,319,516
    Compass Bancshares, Inc.                                              15,668       755,354
    Fifth Third Bancorp                                                   65,936     2,841,842
    First Horizon National Corp.                                          15,602       636,406
    Huntington Bancshares, Inc.                                           29,437       734,159
    KeyCorp                                                               51,478     1,762,607
    M&T Bank Corp.                                                        12,469     1,353,011
    Marshall & IIsley Corp.                                               26,296     1,207,512
    National City Corp.                                                   75,327     2,780,320

    North Fork Bancorporation, Inc.                                       59,699     1,635,156
    PNC Financial Services Group, Inc.                                    35,827     1,964,036
    Regions Financial Corp.                                               58,938     1,982,674
    SunTrust Banks, Inc.                                                  42,971     3,124,851
    Synovus Financial Corp.                                               39,431     1,165,975
    US Bancorp                                                           234,805     7,058,238
    Wachovia Corp.                                                       200,870    10,119,831
    Wells Fargo & Co.                                                    214,447    13,154,179
    Zions Bancorporation                                                  11,356       811,727
                                                                                   -----------
                                                                                    80,857,427
                                                                                   -----------
    COMMERCIAL SERVICES & SUPPLIES (0.7%)
    Allied Waste Industries, Inc.                                  (a)    34,380       294,980
    Avery Dennison Corp.                                                  12,867       729,173
    Cendant Corp.                                                        133,766     2,857,242
    Cintas Corp.                                                          18,967       840,807
    Equifax, Inc.                                                         17,095       622,258
    Monster Worldwide, Inc.                                        (a)    15,284       464,175
    Pitney Bowes, Inc.                                                    29,240     1,303,519
    Robert Half International, Inc.                                       20,361       690,034
    RR Donnelley & Sons Co.                                               27,329       985,210
    Waste Management, Inc.                                                72,015     2,025,062
                                                                                   -----------
                                                                                    10,812,460
                                                                                   -----------
    COMMUNICATIONS EQUIPMENT (2.4%)
    ADC Telecommunications, Inc.                                   (a)    14,684       383,840
    Andrew Corp.                                                   (a)    20,400       224,196
    Avaya, Inc.                                                    (a)    60,817       628,240
    Ciena Corp.                                                    (a)    72,574       162,566
    Cisco Systems, Inc.                                            (a)   818,919    15,682,299
    Comverse Technology, Inc.                                      (a)    25,035       633,135
    Corning, Inc.                                                  (a)   184,249     3,509,943
    JDS Uniphase Corp.                                             (a)   183,104       276,487
    Lucent Technologies, Inc.                                      (a)   561,640     1,645,605
    Motorola, Inc.                                                       311,666     6,601,086
    Qualcomm, Inc.                                                       208,549     8,235,600
    Scientific-Atlanta, Inc.                                              19,323       743,935
    Tellabs, Inc.                                                  (a)    58,535       568,960
                                                                                   -----------
                                                                                    39,295,892
                                                                                   -----------
    COMPUTERS & PERIPHERALS (3.3%)
    Apple Computer, Inc.                                           (a)   104,745     4,467,374
    Dell, Inc.                                                     (a)   311,573    12,609,359
    EMC Corp.                                                      (a)   304,734     4,171,809
    Gateway, Inc.                                                  (a)    37,880       150,762
    Hewlett-Packard Co.                                                  366,908     9,033,275
    International Business Machines Corp.                                206,372    17,223,807
    Lexmark International, Inc.                                    (a)    16,037     1,005,520
    NCR Corp.                                                      (a)    23,637       820,440
    Network Appliance, Inc.                                        (a)    46,424     1,184,276
    QLogic Corp.                                                   (a)    11,676       362,540
    Sun Microsystems, Inc.                                         (a)   428,012     1,643,566
                                                                                   -----------
                                                                                    52,672,728
                                                                                   -----------
    CONSTRUCTION & ENGINEERING (0.0%)                              ++
    Fluor Corp.                                                           10,836       691,337
                                                                                   -----------
    CONSTRUCTION MATERIALS (0.1%)
    Vulcan Materials Co.                                                  13,083       918,950
                                                                                   -----------
    CONSUMER FINANCE (1.1%)

    American Express Co.                                                 148,849     8,186,695
    Capital One Financial Corp.                                           32,014     2,641,155
    MBNA Corp.                                                           161,958     4,074,863
    Providian Financial Corp.                                      (a)    37,147       702,078
    SLM Corp.                                                             54,440     2,803,116
                                                                                   -----------
                                                                                    18,407,907
                                                                                   -----------
    CONTAINERS & PACKAGING (0.2%)
    Ball Corp.                                                            13,957       529,668
    Bemis Co.                                                             13,581       366,687
    Pactiv Corp.                                                   (a)    18,818       414,372
    Sealed Air Corp.                                               (a)    10,587       561,746
    Temple-Inland, Inc.                                                   15,812       629,159
                                                                                   -----------
                                                                                     2,501,632
                                                                                   -----------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                                     22,157     1,014,569
                                                                                   -----------
    DIVERSIFIED CONSUMER SERVICES (0.2%)
    Apollo Group, Inc.-Class A                                     (a)    21,051     1,581,983
    H&R Block, Inc.                                                       20,900     1,190,464
                                                                                   -----------
                                                                                     2,772,447
                                                                                   -----------
    DIVERSIFIED FINANCIAL SERVICES (3.1%)
    CIT Group, Inc.                                                       26,768     1,181,540
&   Citigroup, Inc.                                                      661,289    28,766,072
    JPMorgan Chase & Co.                                                 449,288    15,787,980
    Moody's Corp.                                                         34,782     1,645,536
    Principal Financial Group, Inc.                                       37,922     1,666,672
                                                                                   -----------
                                                                                    49,047,800
                                                                                   -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
    AT&T Corp.                                                           101,451     2,008,730
    BellSouth Corp.                                                      232,083     6,405,491
    CenturyTel, Inc.                                                      17,054       586,146
    Citizens Communications Co.                                           42,492       558,345
    Qwest Communications International, Inc.                       (a)   211,712       808,740
    SBC Communications, Inc.                                             419,837    10,265,015
    Sprint Corp.                                                         187,313     5,038,720
    Verizon Communications, Inc.                                         351,783    12,041,532
                                                                                   -----------
                                                                                    37,712,719
                                                                                   -----------
    ELECTRIC UTILITIES (1.9%)
    Allegheny Energy, Inc.                                         (a)    20,494       584,079
    Ameren Corp.                                                          24,777     1,378,097
    American Electric Power Co., Inc.                                     48,574     1,879,814
    Centerpoint Energy, Inc.                                              36,657       503,667
    Cinergy Corp.                                                         24,254     1,070,814
    Consolidated Edison, Inc.                                             30,736     1,480,246
    DTE Energy Co.                                                        22,009     1,034,423
    Edison International                                                  41,337     1,689,857
    Entergy Corp.                                                         27,045     2,107,887
    Exelon Corp.                                                          85,068     4,552,839
    FirstEnergy Corp.                                                     41,857     2,083,641
    FPL Group, Inc.                                                       49,606     2,139,011
    PG&E Corp.                                                            47,076     1,771,470
    Pinnacle West Capital Corp.                                           12,245       560,821
    PPL Corp.                                                             23,957     1,475,272
    Progress Energy, Inc.                                                 31,361     1,399,014
    Southern Co. (The)                                                    94,202     3,296,128
    TECO Energy, Inc.                                                     26,191       496,581

    Xcel Energy, Inc.                                                     50,816       986,339
                                                                                   -----------
                                                                                    30,490,000
                                                                                   -----------
    ELECTRICAL EQUIPMENT (0.4%)
    American Power Conversion Corp.                                       22,828       641,695
    Cooper Industries, Ltd.-Class A                                       11,768       759,977
    Emerson Electric Co.                                                  53,094     3,493,585
    Rockwell Automation, Inc.                                             22,139     1,140,380
                                                                                   -----------
                                                                                     6,035,637
                                                                                   -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    Agilent Technologies, Inc.                                     (a)    54,810     1,438,214
    Jabil Circuit, Inc.                                            (a)    23,245       725,012
    Molex, Inc.                                                           21,233       599,620
    Sanmina-SCI Corp.                                              (a)    66,318       317,000
    Solectron Corp.                                                (a)   123,135       472,838
    Symbol Technologies, Inc.                                             30,719       357,569
    Tektronix, Inc.                                                       11,368       284,882
                                                                                   -----------
                                                                                     4,195,135
                                                                                   -----------
    ENERGY EQUIPMENT & SERVICES (1.2%)
    Baker Hughes, Inc.                                                    42,836     2,421,947
    BJ Services Co.                                                       20,604     1,256,638
    Halliburton Co.                                                       64,285     3,603,174
    Nabors Industries, Ltd.                                        (a)    18,899     1,236,940
    National Oilwell Varco, Inc.                                   (a)    21,267     1,113,327
    Noble Corp.                                                           17,228     1,157,377
    Rowan Cos., Inc.                                                      13,559       463,175
    Schlumberger, Ltd.                                                    74,882     6,270,619
    Transocean, Inc.                                               (a)    40,676     2,295,347
                                                                                   -----------
                                                                                    19,818,544
                                                                                   -----------
    FOOD & STAPLES RETAILING (2.6%)
    Albertson's, Inc.                                                     46,700       995,177
    Costco Wholesale Corp.                                                59,840     2,750,845
    CVS Corp.                                                            102,950     3,194,538
    Kroger Co. (The)                                               (a)    92,851     1,843,092
    Safeway, Inc.                                                         56,732     1,378,588
    Supervalu, Inc.                                                       17,164       607,606
    Sysco Corp.                                                           80,757     2,912,097
    Walgreen Co.                                                         129,437     6,194,855
&   Wal-Mart Stores, Inc.                                                428,302    21,136,704
                                                                                   -----------
                                                                                    41,013,502
                                                                                   -----------
    FOOD PRODUCTS (1.0%)
    Archer-Daniels-Midland Co.                                            78,917     1,810,356
    Campbell Soup Co.                                                     41,257     1,272,778
    ConAgra Foods, Inc.                                                   65,343     1,483,940
    General Mills, Inc.                                                   46,268     2,193,103
    Hershey Co. (The)                                                     27,709     1,769,774
    HJ Heinz Co.                                                          44,370     1,631,929
    Kellogg Co.                                                           44,500     2,016,295
    McCormick & Co., Inc.                                                 17,168       597,103
    Sara Lee Corp.                                                       100,005     1,993,100
    Wm Wrigley Jr. Co.                                                    24,789     1,763,489
                                                                                   -----------
                                                                                    16,531,867
                                                                                   -----------
    GAS UTILITIES (0.1%)
    KeySpan Corp.                                                         21,940       892,739
    Nicor, Inc.                                                            5,599       228,551
    NiSource, Inc.                                                        34,429       836,278

    Peoples Energy Corp.                                                   4,838       208,760
                                                                                   -----------
                                                                                     2,166,328
                                                                                   -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
    Bausch & Lomb, Inc.                                                    6,779       573,842
    Baxter International, Inc.                                            78,523     3,083,598
    Becton Dickinson & Co.                                                32,014     1,772,615
    Biomet, Inc.                                                          32,037     1,221,571
    Boston Scientific Corp.                                        (a)    96,293     2,787,682
    CR Bard, Inc.                                                         13,306       888,708
    Fisher Scientific International, Inc.                          (a)    14,834       994,620
    Guidant Corp.                                                         40,874     2,812,131
    Hospira, Inc.                                                  (a)    19,777       756,470
    Medtronic, Inc.                                                      153,785     8,295,163
    Millipore Corp.                                                (a)     6,324       387,471
    PerkinElmer, Inc.                                                     16,391       343,883
    St. Jude Medical, Inc.                                         (a)    45,718     2,167,490
    Stryker Corp.                                                         47,475     2,567,923
    Thermo Electron Corp.                                          (a)    20,314       606,576
    Waters Corp.                                                   (a)    15,334       694,324
    Zimmer Holdings, Inc.                                          (a)    31,313     2,578,939
                                                                                   -----------
                                                                                    32,533,006
                                                                                   -----------
    HEALTH CARE PROVIDERS & SERVICES (2.4%)
    Aetna, Inc.                                                           37,345     2,890,503
    AmerisourceBergen Corp.                                               13,339       957,607
    Cardinal Health, Inc.                                                 55,003     3,277,079
    Caremark Rx, Inc.                                              (a)    57,943     2,583,099
    CIGNA Corp.                                                           16,663     1,778,775
    Express Scripts, Inc.                                          (a)    16,682       872,469
    HCA, Inc.                                                             53,241     2,622,119
    Health Management Associates, Inc.-Class A                            30,894       735,277
    Humana, Inc.                                                   (a)    20,402       813,020
    IMS Health, Inc.                                                      29,426       801,270
    Laboratory Corp. of America Holdings                           (a)    17,166       869,801
    Manor Care, Inc.                                                      10,923       414,637
    McKesson Corp.                                                        37,450     1,685,250
    Medco Health Solutions, Inc.                                   (a)    34,891     1,690,120
    Quest Diagnostics, Inc.                                               23,216     1,191,909
    Tenet Healthcare Corp.                                         (a)    59,376       720,825
    UnitedHealth Group, Inc.                                             162,230     8,484,629
    WellPoint, Inc.                                                (a)    77,874     5,508,807
                                                                                   -----------
                                                                                    37,897,196
                                                                                   -----------
    HOTELS, RESTAURANTS & LEISURE (1.4%)
    Carnival Corp.                                                        66,762     3,498,329
    Darden Restaurants, Inc.                                              18,737       650,174
    Harrah's Entertainment, Inc.                                          22,915     1,804,327
    Hilton Hotels Corp.                                                   48,809     1,208,033
    International Game Technology                                         43,702     1,195,687
    Marriott International, Inc.-Class A                                  25,463     1,743,452
    McDonald's Corp.                                                     161,198     5,024,542
    Starbucks Corp.                                                (a)    50,678     2,663,129
    Starwood Hotels & Resorts Worldwide, Inc.                             26,949     1,706,411
    Wendy's International, Inc.                                           14,424       745,721
    Yum! Brands, Inc.                                                     36,964     1,935,065
                                                                                   -----------
                                                                                    22,174,870
                                                                                   -----------
    HOUSEHOLD DURABLES (0.6%)
    Black & Decker Corp.                                                  10,173       918,724
    Centex Corp.                                                          16,083     1,189,820

    Fortune Brands, Inc.                                                    18,358       1,735,749
    KB HOME                                                                 10,600         868,246
    Leggett & Platt, Inc.                                                   24,238         612,979
    Maytag Corp.                                                            10,104         170,454
    Newell Rubbermaid, Inc.                                                 34,880         867,466
    Pulte Homes, Inc.                                                       15,052       1,409,168
    Snap-On, Inc.                                                            7,362         270,038
    Stanley Works (The)                                                      9,569         468,211
    Whirlpool Corp.                                                          8,464         676,951
                                                                                     -------------
                                                                                         9,187,806
                                                                                     -------------
    HOUSEHOLD PRODUCTS (1.6%)
    Clorox Co.                                                              19,446       1,086,059
    Colgate-Palmolive Co.                                                   66,582       3,524,851
    Kimberly-Clark Corp.                                                    61,010       3,889,998
    Procter & Gamble Co.                                                   314,522      17,496,859
                                                                                     -------------
                                                                                        25,997,767
                                                                                     -------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    AES Corp. (The)                                                (a)      82,247       1,320,063
    Calpine Corp.                                                  (a)      67,761         224,967
    Constellation Energy Group, Inc.                                        22,377       1,347,319
    Duke Energy Corp.                                                      118,876       3,511,597
    Dynegy, Inc.-Class A                                           (a)      41,971         233,359
    TXU Corp.                                                               30,458       2,638,881
                                                                                     -------------
                                                                                         9,276,186
                                                                                     -------------
    INDUSTRIAL CONGLOMERATES (3.9%)
    3M Co.                                                                  97,823       7,336,725
&   General Electric Co.                                                 1,348,116      46,510,002
    Textron, Inc.                                                           17,104       1,268,604
    Tyco International, Ltd.                                               256,660       7,820,430
                                                                                     -------------
                                                                                        62,935,761
                                                                                     -------------
    INSURANCE (4.0%)
    ACE, Ltd.                                                               36,030       1,664,946
    AFLAC, Inc.                                                             63,630       2,869,713
    Allstate Corp. (The)                                                    86,091       5,273,935
    AMBAC Financial Group, Inc.                                             13,773         989,452
&   American International Group, Inc.                                     329,845      19,856,669
    AON Corp.                                                               40,160       1,021,670
    Chubb Corp.                                                             24,863       2,208,332
    Cincinnati Financial Corp.                                              21,154         871,968
    Hartford Financial Services Group, Inc.                                 37,488       3,020,408
    Jefferson-Pilot Corp.                                                   17,353         870,600
    Lincoln National Corp.                                                  22,103       1,067,575
    Loews Corp.                                                             20,213       1,690,413
    Marsh & McLennan Cos., Inc.                                             67,003       1,941,077
    MBIA, Inc.                                                              17,811       1,081,840
    Metlife, Inc.                                                           92,919       4,566,040
    Progressive Corp. (The)                                                 25,400       2,532,126
    Prudential Financial, Inc.                                              66,374       4,440,421
    SAFECO Corp.                                                            16,071         882,941
    St. Paul Travelers Cos., Inc. (The)                                     85,672       3,771,281
    Torchmark Corp.                                                         13,681         715,106
    UnumProvident Corp.                                                     37,687         721,706
    XL Capital, Ltd.-Class A                                                17,605       1,264,391
                                                                                     -------------
                                                                                        63,322,610
                                                                                     -------------
    INTERNET & CATALOG RETAIL (0.4%)
    eBay, Inc.                                                     (a)     154,401       6,450,874
                                                                                     -------------

    INTERNET SOFTWARE & SERVICES (0.3%)
    Yahoo!, Inc.                                                   (a)     166,862       5,563,179
                                                                                     -------------
    IT SERVICES (1.0%)
    Affiliated Computer Services, Inc.-Class A                     (a)      16,010         800,020
    Automatic Data Processing, Inc.                                         73,914       3,282,521
    Computer Sciences Corp.                                        (a)      24,216       1,108,608
    Convergys Corp.                                                (a)      18,025         262,264
    Electronic Data Systems Corp.                                           65,625       1,349,906
    First Data Corp.                                                        98,980       4,072,037
    Fiserv, Inc.                                                   (a)      24,542       1,088,929
    Paychex, Inc.                                                           45,065       1,573,219
    Sabre Holdings Corp.-Class A                                            16,640         319,488
    Sungard Data Systems, Inc.                                     (a)      36,609       1,313,897
    Unisys Corp.                                                   (a)      42,727         276,444
                                                                                     -------------
                                                                                        15,447,333
                                                                                     -------------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                                         12,256         570,639
    Eastman Kodak Co.                                                       36,305         970,796
    Hasbro, Inc.                                                            21,113         463,219
    Mattel, Inc.                                                            52,815         985,000
                                                                                     -------------
                                                                                         2,989,654
                                                                                     -------------
    MACHINERY (1.3%)
    Caterpillar, Inc.                                                       86,868       4,683,054
    Cummins, Inc.                                                            5,410         462,230
    Danaher Corp.                                                           34,901       1,935,260
    Deere & Co.                                                             31,249       2,297,739
    Dover Corp.                                                             25,818       1,065,251
    Eaton Corp.                                                             19,392       1,267,073
    Illinois Tool Works, Inc.                                               34,814       2,981,819
    Ingersoll-Rand Co.-Class A                                              22,001       1,719,818
    ITT Industries, Inc.                                                    11,740       1,249,136
    Navistar International Corp.                                   (a)       8,306         283,650
    PACCAR, Inc.                                                            22,058       1,593,029
    Pall Corp.                                                              15,746         487,654
    Parker Hannifin Corp.                                                   15,254       1,002,493
                                                                                     -------------
                                                                                        21,028,206
                                                                                     -------------
    MEDIA (3.2%)
    Clear Channel Communications, Inc.                                      66,840       2,181,658
    Comcast Corp.-Class A                                          (a)     280,361       8,615,494
    Dow Jones & Co., Inc.                                                    8,933         335,255
    Gannett Co., Inc.                                                       31,849       2,323,703
    Interpublic Group of Cos., Inc.                                (a)      53,630         670,375
    Knight-Ridder, Inc.                                                      9,542         596,948
    McGraw-Hill Cos. (The), Inc.                                            48,204       2,217,866
    Meredith Corp.                                                           5,725         283,387
    New York Times Co.-Class A                                              18,460         581,859
    News Corp.-Class A                                                     366,596       6,004,842
    Omnicom Group, Inc.                                                     23,568       2,000,216
    Time Warner, Inc.                                              (a)     595,646      10,137,895
    Tribune Co.                                                             37,787       1,379,225
    Univision Communications, Inc.-Class A                         (a)      37,007       1,046,558
    Viacom, Inc. Class B                                                   204,931       6,863,139
    Walt Disney Co.                                                        259,373       6,650,324
                                                                                     -------------
                                                                                        51,888,744
                                                                                     -------------
    METALS & MINING (0.6%)

    Alcoa, Inc.                                                            110,464       3,098,515
    Allegheny Technologies, Inc.                                            11,324         329,189
    Freeport-McMoRan Copper & Gold, Inc.-Class B                            22,688         913,873
    Newmont Mining Corp.                                                    56,290       2,113,689
    Nucor Corp.                                                             20,252       1,122,973
    Phelps Dodge Corp.                                                      12,291       1,308,377
    United States Steel Corp.                                               14,487         617,871
                                                                                     -------------
                                                                                         9,504,487
                                                                                     -------------
    MULTILINE RETAIL (1.2%)
    Big Lots, Inc.                                                 (a)      14,330         185,860
    Dillard's, Inc.-Class A                                                  8,985         205,397
    Dollar General Corp.                                                    38,232         776,874
    Family Dollar Stores, Inc.                                              21,240         547,992
    Federated Department Stores, Inc.                                       21,408       1,624,225
    JC Penney Co., Inc. Holding Co.                                         34,271       1,923,974
    Kohl's Corp.                                                   (a)      41,274       2,325,790
    May Department Stores Co. (The)                                         38,073       1,562,897
    Nordstrom, Inc.                                                         31,992       1,184,024
    Sears Holdings Corp.                                           (a)      12,977       2,001,443
    Target Corp.                                                           113,468       6,666,245
                                                                                     -------------
                                                                                        19,004,721
                                                                                     -------------
    MULTI-UTILITIES (0.4%)
    CMS Energy Corp.                                               (a)      27,342         433,097
    Dominion Resources, Inc.                                                43,161       3,187,871
    Public Service Enterprise Group, Inc.                                   30,183       1,940,767
    Sempra Energy                                                           30,214       1,284,095
                                                                                     -------------
                                                                                         6,845,830
                                                                                     -------------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                                    (a)     121,338       1,602,875
                                                                                     -------------
    OIL, GAS & CONSUMABLE FUELS (6.1%)
    Amerada Hess Corp.                                                      10,797       1,272,534
    Anadarko Petroleum Corp.                                                30,042       2,654,211
    Apache Corp.                                                            41,382       2,830,529
    Burlington Resources, Inc.                                              49,058       3,145,108
    Chevron Corp.                                                          266,669      15,469,469
    Devon Energy Corp.                                                      60,806       3,410,609
    El Paso Corp.                                                           81,541         978,492
    EOG Resources, Inc.                                                     30,305       1,851,635
&   ExxonMobil Corp.                                                       809,192      47,540,030
    Kerr-McGee Corp.                                                        14,725       1,181,092
    Kinder Morgan, Inc.                                                     13,942       1,238,886
    Marathon Oil Corp.                                                      45,976       2,683,159
    Occidental Petroleum Corp.                                              50,313       4,139,754
    Sunoco, Inc.                                                             8,820       1,108,939
    Unocal Corp.                                                            34,334       2,226,560
    Valero Energy Corp.                                                     32,579       2,696,890
    Williams Cos., Inc.                                                     72,231       1,534,186
    XTO Energy, Inc.                                                        45,835       1,608,350
                                                                                     -------------
                                                                                        97,570,433
                                                                                     -------------
    PAPER & FOREST PRODUCTS (0.4%)
    Georgia-Pacific Corp.                                                   32,940       1,124,901
    International Paper Co.                                                 62,192       1,965,267
    Louisiana-Pacific Corp.                                                 14,034         376,392
    MeadWestvaco Corp.                                                      23,239         679,044
    Weyerhaeuser Co.                                                        30,751       2,121,204
                                                                                     -------------
                                                                                         6,266,808
                                                                                     -------------

    PERSONAL PRODUCTS (0.6%)
    Alberto-Culver Co.                                                      10,751         485,085
    Avon Products, Inc.                                                     59,788       1,955,665
    Gillette Co. (The)                                                     126,839       6,807,449
                                                                                     -------------
                                                                                         9,248,199
                                                                                     -------------
    PHARMACEUTICALS (6.1%)
    Abbott Laboratories                                                    197,137       9,192,498
    Allergan, Inc.                                                          16,647       1,487,742
    Bristol-Myers Squibb Co.                                               248,451       6,206,306
    Eli Lilly & Co.                                                        144,004       8,110,305
    Forest Laboratories, Inc.                                      (a)      44,501       1,776,480
&   Johnson & Johnson                                                      377,942      24,173,170
    King Pharmaceuticals, Inc.                                     (a)      30,654         341,792
    Merck & Co., Inc.                                                      280,030       8,697,732
    Mylan Laboratories, Inc.                                                34,089         591,785
&   Pfizer, Inc.                                                           945,067      25,044,276
    Schering-Plough Corp.                                                  186,922       3,891,716
    Watson Pharmaceuticals, Inc.                                   (a)      13,859         462,891
    Wyeth                                                                  170,162       7,784,912
                                                                                     -------------
                                                                                        97,761,605
                                                                                     -------------
    REAL ESTATE (0.6%)
    Apartment Investment & Management Co.-Class A                           12,163         535,172
    Archstone-Smith Trust                                                   25,303       1,075,378
    Equity Office Properties Trust                                          51,069       1,810,396
    Equity Residential                                                      35,862       1,448,825
    Plum Creek Timber Co., Inc.                                             23,338         883,343
    ProLogis                                                                23,281       1,060,682
    Simon Property Group, Inc.                                              28,067       2,238,063
                                                                                     -------------
                                                                                         9,051,859
                                                                                     -------------
    ROAD & RAIL (0.5%)
    Burlington Northern Santa Fe Corp.                                      47,947       2,601,125
    CSX Corp.                                                               27,320       1,244,153
    Norfolk Southern Corp.                                                  50,702       1,886,621
    Union Pacific Corp.                                                     33,060       2,324,449
                                                                                     -------------
                                                                                         8,056,348
                                                                                     -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
    Advanced Micro Devices, Inc.                                   (a)      49,921       1,002,414
    Altera Corp.                                                   (a)      47,210       1,032,483
    Analog Devices, Inc.                                                    47,263       1,852,710
    Applied Materials, Inc.                                                211,295       3,900,506
    Applied Micro Circuits Corp.                                   (a)      39,091         117,664
    Broadcom Corp.-Class A                                         (a)      36,870       1,576,930
    Freescale Semiconductor, Inc.-Class B                          (a)      50,888       1,310,366
&   Intel Corp.                                                            784,656      21,295,564
    KLA-Tencor Corp.                                                        24,896       1,287,123
    Linear Technology Corp.                                                 38,966       1,514,219
    LSI Logic Corp.                                                (a)      48,778         476,073
    Maxim Integrated Products, Inc.                                         41,402       1,733,502
    Micron Technology, Inc.                                        (a)      77,787         924,110
    National Semiconductor Corp.                                            45,031       1,112,716
    Novellus Systems, Inc.                                                  17,716         511,107
    NVIDIA Corp.                                                   (a)      21,117         571,426
    PMC-Sierra, Inc.                                               (a)      22,749         223,623
    Teradyne, Inc.                                                 (a)      24,657         382,923
    Texas Instruments, Inc.                                                211,312       6,711,269
    Xilinx, Inc.                                                            44,178       1,252,446

                                                                                     -------------
                                                                                        48,789,174
                                                                                     -------------
    SOFTWARE (3.4%)
    Adobe Systems, Inc.                                                     61,742       1,830,033
    Autodesk, Inc.                                                          29,069         993,869
    BMC Software, Inc.                                             (a)      28,080         536,047
    Citrix Systems, Inc.                                           (a)      21,514         512,679
    Computer Associates International, Inc.                                 67,441       1,851,255
    Compuware Corp.                                                (a)      49,132         414,183
    Electronic Arts, Inc.                                          (a)      38,996       2,246,170
    Intuit, Inc.                                                   (a)      23,504       1,128,192
    Mercury Interactive Corp.                                      (a)      10,721         422,086
&   Microsoft Corp.                                                      1,277,214      32,709,451
    Novell, Inc.                                                   (a)      47,990         291,779
    Oracle Corp.                                                   (a)     569,299       7,731,080
    Parametric Technology Corp.                                    (a)      34,271         236,470
    Siebel Systems, Inc.                                                    65,265         548,226
    Symantec Corp.                                                 (a)     150,030       3,296,159
                                                                                     -------------
                                                                                        54,747,679
                                                                                     -------------
    SPECIALTY RETAIL (2.2%)
    AutoNation, Inc.                                               (a)      28,643         618,402
    Autozone, Inc.                                                 (a)       8,589         836,912
    Bed Bath & Beyond, Inc.                                        (a)      38,379       1,761,596
    Best Buy Co., Inc.                                                      37,804       2,895,786
    Circuit City Stores, Inc.                                               24,232         442,234
    Gap, Inc. (The)                                                         96,328       2,033,484
    Home Depot, Inc.                                                       272,795      11,869,310
    Limited Brands                                                          48,400       1,179,992
    Lowe's Cos., Inc.                                                       98,219       6,504,062
    Office Depot, Inc.                                             (a)      39,654       1,125,381
    OfficeMax, Inc.                                                          8,835         262,400
    RadioShack Corp.                                                        20,038         470,292
    Sherwin-Williams Co. (The)                                              15,999         761,712
    Staples, Inc.                                                           94,141       2,143,591
    Tiffany & Co.                                                           18,459         628,160
    TJX Cos., Inc.                                                          61,087       1,436,155
                                                                                     -------------
                                                                                        34,969,469
                                                                                     -------------
    TELECOMMUNICATIONS (0.2%)
    Alltel Corp.                                                            41,425       2,754,763
                                                                                     -------------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Coach, Inc.                                                    (a)      48,464       1,701,571
    Jones Apparel Group, Inc.                                               15,551         475,394
    Liz Claiborne, Inc.                                                     13,707         570,348
    Nike, Inc.-Class B                                                      29,135       2,441,513
    Reebok International, Ltd.                                               7,101         300,372
    VF Corp.                                                                12,657         747,269
                                                                                     -------------
                                                                                         6,236,467
                                                                                     -------------
    THRIFTS & MORTGAGE FINANCE (1.5%)
    Countrywide Financial Corp.                                             74,741       2,690,676
    Fannie Mae                                                             122,982       6,869,775
    Freddie Mac                                                             87,758       5,553,326
    Golden West Financial Corp.                                             35,772       2,329,473
    MGIC Investment Corp.                                                   12,290         842,848
    Sovereign Bancorp, Inc.                                                 47,469       1,138,781
    Washington Mutual, Inc.                                                111,543       4,738,347
                                                                                     -------------
                                                                                        24,163,226
                                                                                     -------------

    TOBACCO (1.2%)
    Altria Group, Inc.                                                     263,204      17,624,140
    Reynolds American, Inc.                                                 14,765       1,230,072
    UST, Inc.                                                               20,914         962,462
                                                                                     -------------
                                                                                        19,816,674
                                                                                     -------------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)                         ++
    WW Grainger, Inc.                                                       10,584         659,595
                                                                                     -------------
    WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    Nextel Communications, Inc.-Class A                            (a)     142,816       4,969,997
                                                                                     -------------
    Total Common Stocks
       (Cost $1,234,308,133)                                                         1,433,686,793(f)
                                                                                     -------------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                         -----------
    SHORT-TERM INVESTMENTS (10.4%)

    COMMERCIAL PAPER (7.8%)
    American Honda Finance Corp.                                   (b)
    3.29%, due 8/16/05                                                   $19,500,000        19,469,674
    American Honda Finance Corp.                                   (b)
    3.31%, due 8/16/05                                                       400,000           399,374
    Cooperative Association Tractor Dealers                        (b)
    3.36%, due 8/19/05                                                     9,000,000         8,983,186
    General Electric Co.                                           (b)
    3.221%, due 8/8/05                                                    19,100,000        19,084,598
    International Business Machines Corp.                          (b)
    3.21%, due 8/9/05                                                      6,400,000         6,394,289
    3.22%, due 8/2/05                                                     22,700,000        22,693,901
    Intesa Funding LLC                                             (b)
    3.264%, due 8/1/05                                                    37,000,000        36,993,281
    National Rural Utilities Cooperative Finance Corp.             (b)
    3.36%, due 8/24/05                                                     5,300,000         5,287,628
    Verizon Network Funding                                        (b)
    3.39%, due 8/24/05                                                     4,600,000         4,589,169
                                                                                        --------------
    Total Commercial Paper
       (Cost $123,895,100)                                                                 123,895,100
                                                                                        --------------
    U.S. GOVERNMENTS (2.6%)
    U.S. Treasury Bills (b)
    3.00%, due 10/6/05                                             (b)    32,500,000        32,308,120
    3.01%, due 10/13/05                                            (b)    10,000,000         9,934,500
    Total U.S. Governments
                                                                                        --------------
       (Cost $42,239,155)                                                                   42,242,620
                                                                                        --------------
    Total Short-Term Investments
       (Cost $166,134,255)                                                                 166,137,720
                                                                                        --------------
    Total Investments
       (Cost $1,400,442,388)                                       (c)         100.0%    1,599,824,513(d)

    Cash and Other Assets
    Less Liabilities                                                             0.0++         194,918
                                                                         -----------    --------------
    Net Assets                                                                 100.0%   $1,600,019,431
                                                                         ===========    ==============

                                                                                        UNREALIZED
                                                                         CONTRACTS    APPRECIATION/
                                                                            LONG     DEPRECIATION(e)
                                                                         ---------   ---------------
    FUTURES CONTRACT (0.2%)

    Standard & Poor's 500 Index
    September 2005                                                          533         $3,253,852
    Mini September 2005                                                       2               (607)
                                                                                        ----------
    Total Futures Contract
       (Settlement Value $164,927,280)                             (f)                  $3,253,245
                                                                                        ==========

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Segregated or designated as collateral for futures contracts.

(c)  The cost for federal income tax purposes is $1,404,430,393.

(d) At July 31, 2005 net unrealized appreciation was $195,394,120, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $303,955,138 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $108,561,018.

(e) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2005.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

MAINSTAY SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS                                 JULY 31, 2005 UNAUDITED

                                                                          PRINCIPAL
                                                                            AMOUNT        VALUE
                                                                         -----------   -----------
    LONG-TERM BONDS (94.8%)                                         +
    ASSET-BACKED SECURITIES (1.7%)

    CONSUMER FINANCE (1.5%)
    Atlantic City Electric Transition Funding LLC
    Series 2002-1, Class A1
    2.89%, due 7/20/10                                                   $   815,888   $   798,650
    BMW Vehicle Owner Trust
    Series 2003-A, Class A3
    1.94%, due 2/25/07                                                        40,131        40,000
    Harley-Davidson Motorcycle Trust
    Series 2002-1, Class A2
    4.50%, due 1/15/10                                                       304,629       305,403
    Volkswagen Auto Loan Enhanced Trust
    Series 2003-2, Class A3
    2.27%, due 10/22/07                                                      282,634       280,285
                                                                                       -----------
                                                                                         1,424,338
                                                                                       -----------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Capital One Master Trust
    Series 2001-5, Class A
    5.30%, due 6/15/09                                                       110,000       111,147
                                                                                       -----------
    THRIFTS & MORTGAGE FINANCE (0.1%)
    Vanderbilt Mortgage Finance
    Series 1999-B, Class 1A4
    6.545%, due 4/7/18                                                        84,359        85,146
                                                                                       -----------
    Total Asset-Backed Securities
       (Cost $1,648,138)                                                                 1,620,631
                                                                                       -----------
    CORPORATE BONDS (3.4%)

    AGRICULTURE (1.3%)
    Cargill, Inc.
    6.25%, due 5/1/06                                              (a)     1,210,000     1,228,859
                                                                                       -----------
    HEALTH CARE-SERVICES (2.1%)
    Quest Diagnostics, Inc.
    6.75%, due 7/12/06                                                     1,860,000     1,899,079
                                                                                       -----------
    Total Corporate Bonds
       (Cost $3,174,219)                                                                 3,127,938
                                                                                       -----------
    FOREIGN BONDS (0.3%)

    COMMERCIAL SERVICES (0.3%)
    PSA Corp., Ltd.
    7.125%, due 8/1/05                                             (a)       300,000       300,000
                                                                                       -----------
    Total Foreign Bonds
       (Cost $300,064)                                                                     300,000
                                                                                       -----------
    MORTGAGE-BACKED SECURITIES (6.8%)

    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
    OBLIGATIONS) (6.8%)
    Banc of America Commercial Mortgage, Inc.
    Series 2001-PB1, Class A1
    4.907%, due 5/11/35                                                      295,265       296,480
    Citigroup Commercial Mortgage Trust
    Series 2005-EMG, Class A1
    4.154%, due 9/20/51                                                      812,974       804,317
    JP Morgan Chase Commercial Mortgage Securities Corp.

    Series 2004-CB9, Class A1
    3.475%, due 6/12/41                                                    1,439,563     1,406,675
    LB-UBS Commercial Mortgage Trust
    Series 2004-C2, Class A2
    3.246%, due 3/15/29                                                      470,000       448,947
    Series 2004-C7, Class A1
    3.625%, due 10/15/29                                                     639,369       626,658
    Merrill Lynch Mortgage Trust
    Series 2004-MKB1, Class A1
    3.563%, due 2/12/42                                                    1,350,474     1,322,409
    Morgan Stanley Capital I
    Series 2003-IQ5, Class A1
    3.02%, due 4/15/38                                                       456,059       443,504
    Wachovia Bank Commercial Mortgage Trust
    Series 2004-C14, Class A1
    3.477%, due 8/15/41                                                      986,761       966,303
                                                                                       -----------
    Total Mortgage-Backed Securities
       (Cost $6,441,554)                                                                 6,315,293
                                                                                       -----------
    U.S. GOVERNMENT & FEDERAL AGENCIES (82.6%)

    FEDERAL HOME LOAN BANK (6.8%)
&   3.625%, due 2/16/07                                                    6,410,000     6,356,592
                                                                                       -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (9.5%)
&   3.30%, due 9/14/07                                                     2,680,000     2,630,675
&   3.625%, due 2/15/07                                                    2,600,000     2,578,225
&   4.00%, due 8/17/07                                                     3,560,000     3,545,817
    5.00%, due 1/1/07                                                         50,995        51,408
                                                                                       -----------
                                                                                         8,806,125
                                                                                       -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (COLLATERALIZED
    MORTGAGE OBLIGATIONS) (0.1%)
    Series 1364 Class K
    5.00%, due 9/15/07                                                        64,121        64,156
                                                                                       -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (20.7%)
    3.15%, due 5/28/08                                                       330,000       320,052
&   4.75%, due 1/2/07                                                      4,550,000     4,579,347
    5.25%, due 4/15/07                                                     2,480,000     2,522,976
&   5.50%, due 5/2/06                                                      8,635,000     8,723,569
&   6.625%, due 9/15/09                                                    2,845,000     3,082,592
                                                                                       -----------
                                                                                        19,228,536
                                                                                       -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (COLLATERALIZED
    MORTGAGE OBLIGATIONS) (0.4%)
    Series 1998-M6 Class A2
    6.32%, due 8/15/08                                                       365,960       380,775
                                                                                       -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
    PASS-THROUGH SECURITIES) (0.9%)
    4.50%, due 11/1/18                                                       748,347       737,103
    7.50%, due 4/1/31                                                        108,059       115,482
                                                                                       -----------
                                                                                           852,585
                                                                                       -----------
    U.S. TREASURY NOTES (44.2%)
&   2.375%, due 8/15/06                                                   14,510,000    14,283,281
    3.00%, due 11/15/07                                                      185,000       180,910
&   3.375%, due 2/15/08                                                    9,475,000     9,321,401
    3.50%, due 11/15/06                                                    1,895,000     1,884,562
&   3.625%, due 4/30/07                                                   15,580,000    15,478,979
                                                                                       -----------
                                                                                        41,149,133
                                                                                       -----------
    Total U.S. Government & Federal Agencies
       (Cost $77,369,032)                                                               76,837,902
                                                                                       -----------
    Total Long-Term Bonds
      (Cost $88,933,007)                                                                88,201,764
                                                                                       -----------
    SHORT-TERM INVESTMENTS (4.5%)

    COMMERCIAL PAPER (3.7%)
    AIG Funding, Inc.

    3.25%, due 8/9/05                                                      1,000,000       999,097
    Rabobank USA Finance Corp.
    3.28%, due 8/1/05                                                      2,475,000     2,474,549
                                                                                       -----------
    Total Commercial Paper
       (Cost $3,473,646)                                                                 3,473,646
                                                                                       -----------
    FEDERAL AGENCIES (0.8%)
    Federal Home Loan Bank
    3.17%, due 8/8/05                                                        750,000       749,406
                                                                                       -----------
    Total Federal Agencies
      (Cost $749,406)                                                                      749,406
                                                                                       -----------
    Total Short-Term Investments
       (Cost $4,223,052)                                                                 4,223,052
                                                                                       -----------
    Total Investments
       (Cost $93,156,059)                                          (b)          99.3%   92,424,816 (c)
    Cash and Other Assets
    Less Liabilities                                                             0.7       626,073
                                                                          ----------   -----------
    Net Assets                                                                 100.0%  $93,050,889
                                                                          ==========   ===========

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  The cost for federal income tax purposes is $93,182,429.

(c) At July 31, 2005, net unrealized depreciation was $757,613 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of market value over cost of $2,726 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $760,339.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 29, 2005


By: /s/ JEFFREY J. GABOURY
    ---------------------------------
    JEFFREY J. GABOURY
    Vice President, Treasurer and
    Chief Financial Officer

Date: September 29, 2005